GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 97.9%
Argentina – 0.0%
1,260 Vista Energy SAB de CV ADR
(Energy)* $ 93,492
Australia – 4.6%
9,256 AGL Energy Ltd. (Utilities) 57,007
8,070 ALS Ltd. (Industrials) 136,972
3,957 Ampol Ltd. (Energy) 95,547
48,639 ANZ Group Holdings Ltd.
(Financials) 1,231,851
16,365 APA Group (Utilities) 118,688
9,118 Aristocrat Leisure Ltd.
(Consumer Discretionary) 328,676
3,186 ASX Ltd. (Financials) 105,974
26,010 Atlas Arteria Ltd. (Industrials) 92,261
42,212 Aurizon Holdings Ltd.
(Industrials) 127,257
82,360 BHP Group Ltd. (Materials) 3,692,369
7,143 BlueScope Steel Ltd.
(Materials) 163,021
22,273 Brambles Ltd. (Industrials) 265,541
8,551 CAR Group Ltd.
(Communication Services) 152,827
7,605 Charter Hall Group REIT (Real
Estate) 111,515
1,246 Cochlear Ltd. (Health Care) 90,098
23,215 Coles Group Ltd. (Consumer
Staples) 362,794
27,289 Commonwealth Bank of
Australia (Financials) 3,240,076
10,620 Computershare Ltd.
(Industrials) 264,305
6,882 CSL Ltd. (Health Care) 478,374
17,632 Dexus REIT (Real Estate) 71,170
3,609 EBOS Group Ltd. (Health Care) 42,177
23,922 Endeavour Group Ltd.
(Consumer Staples) 49,570
32,680 Evolution Mining Ltd.
(Materials) 285,451
26,208 Fortescue Ltd. (Materials) 420,692
157,424 Glencore PLC (Materials)* 1,204,871
32,890 Goodman Group REIT (Real
Estate) 749,450
31,291 GPT Group (The) REIT (Real
Estate) 109,192
38,661 Insurance Australia Group Ltd.
(Financials) 213,075
5,366 IREN Ltd. (Information
Technology)* 340,956
731 JB Hi-Fi Ltd. (Consumer
Discretionary) 39,178
44,639 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 174,078
14,570 Lynas Rare Earths Ltd.
(Materials)* 201,171
5,841 Macquarie Group Ltd.
(Financials) 1,002,531
45,320 Medibank Pvt Ltd. (Financials) 156,517
3,111 Mineral Resources Ltd.
(Materials)* 164,453
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
58,456 Mirvac Group REIT (Real
Estate) $ 71,080
49,408 National Australia Bank Ltd.
(Financials) 1,327,047
14,498 NEXTDC Ltd. (Information
Technology)* 158,973
22,364 Northern Star Resources Ltd.
(Materials) 302,670
7,535 Orica Ltd. (Materials) 124,097
27,929 Origin Energy Ltd. (Utilities) 218,432
48,592 PLS Group Ltd. (Materials)* 225,854
798 Pro Medicus Ltd. (Health Care) 75,939
28,695 Qantas Airways Ltd.
(Industrials) 194,899
24,656 QBE Insurance Group Ltd.
(Financials) 401,634
4,160 Ramsay Health Care Ltd.
(Health Care) 111,015
1,232 REA Group Ltd.
(Communication Services) 132,077
4,640 Reece Ltd. (Industrials) 46,071
6,057 Rio Tinto Ltd. (Materials) 808,978
17,366 Rio Tinto PLC (Materials) 1,865,191
47,442 Santos Ltd. (Energy) 266,591
85,216 Scentre Group REIT (Real
Estate) 234,829
8,809 SEEK Ltd. (Communication
Services) 78,656
3,184 SGH Ltd. (Industrials) 94,385
72,809 Sigma Healthcare Ltd. (Health
Care) 154,015
6,402 Sonic Healthcare Ltd. (Health
Care) 89,914
75,086 South32 Ltd. (Materials) 259,857
37,290 Stockland REIT (Real Estate) 110,004
17,691 Suncorp Group Ltd. (Financials) 221,224
6,000 Technology One Ltd.
(Information Technology) 128,819
185,263 Telstra Group Ltd.
(Communication Services) 694,476
51,113 Transurban Group (Industrials) 550,902
63,774 Vicinity Ltd. REIT (Real Estate) 116,090
5,104 Washington H Soul Pattinson &
Co. Ltd. (Financials) 159,746
18,281 Wesfarmers Ltd. (Consumer
Discretionary) 1,049,493
55,179 Westpac Banking Corp.
(Financials) 1,429,247
13,326 Whitehaven Coal Ltd. (Energy) 83,896
3,668 WiseTech Global Ltd.
(Information Technology) 95,035
29,693 Woodside Energy Group Ltd.
(Energy) 655,024
19,227 Woolworths Group Ltd.
(Consumer Staples) 487,366
7,526 Worley Ltd. (Industrials) 70,070
4,546 Yancoal Australia Ltd. (Energy) 22,144
29,455,425

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – 0.2%
1,165 ANDRITZ AG (Industrials) $ 106,177
1,229 BAWAG Group AG
(Financials)
(a)
221,008
4,951 Erste Group Bank AG
(Financials) 595,090
553 EVN AG (Utilities) 18,230
2,313 OMV AG (Energy) 166,403
2,081 Raiffeisen Bank International
AG (Financials) 120,013
276 Strabag SE (Industrials) 30,630
1,104 Verbund AG (Utilities) 74,142
549 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 40,425
1,829 voestalpine AG (Materials) 103,303
1,003 Wienerberger AG (Materials) 28,325
1,503,746
Belgium – 0.6%
360 Ackermans & van Haaren NV
(Industrials) 114,184
1,513 Aedifica SA REIT (Real Estate) 125,004
2,967 Ageas SA/NV (Financials) 230,592
15,876 Anheuser-Busch InBev SA/NV
(Consumer Staples) 1,278,330
346 D’ieteren Group (Consumer
Discretionary) 69,205
717 Elia Group SA/NV (Utilities) 111,533
315 Financiere de Tubize SA (Health
Care) 82,634
1,222 Groupe Bruxelles Lambert NV
(Financials) 115,365
4,090 KBC Group NV (Financials) 543,864
7 Lotus Bakeries NV (Consumer
Staples) 89,855
248 Sofina SA (Financials)
(b)
64,537
1,964 UCB SA (Health Care) 576,869
2,702 Warehouses De Pauw CVA
REIT (Real Estate) 70,125
3,472,097
Brazil – 1.1%
61,940 Ambev SA (Consumer Staples) 199,846
19,276 Axia Energia SA (Utilities) 199,802
87,609 B3 SA – Brasil Bolsa Balcao
(Financials) 285,783
24,214 Banco Bradesco SA (Financials) 74,200
19,504 Banco BTG Pactual SA
(Financials) 207,256
7,568 Banco do Brasil SA (Financials) 30,373
6,207 Banco Santander Brasil SA
(Financials) 33,328
11,159 BB Seguridade Participacoes
SA (Financials) 78,097
8,598 Caixa Seguridade Participacoes
SA (Financials) 30,104
38,924 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 215,083
29,587 Cia Paranaense de Energia
(Utilities) 85,166
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
3,119 CPFL Energia SA (Utilities) $ 26,755
7,459 CSN Mineracao SA (Materials) 6,872
11,400 Embraer SA (Industrials) 165,381
11,222 Energisa SA (Utilities) 106,491
9,973 Eneva SA (Utilities)* 50,533
19,559 Equatorial SA (Utilities) 149,065
8,475 Itau Unibanco Holding SA
(Financials) 67,120
10,300 Klabin SA (Materials) 33,945
14,300 Localiza Rent a Car SA
(Industrials) 118,794
16,590 Motiva Infraestrutura de
Mobilidade SA (Industrials) 46,278
62,662 NU Holdings Ltd., Class A
(Financials)* 822,752
60,509 Petroleo Brasileiro SA -
Petrobras (Energy) 559,010
2,807 Porto Seguro SA (Financials) 26,809
13,354 PRIO SA (Energy)* 164,344
21,216 Raia Drogasil SA (Consumer
Staples) 78,393
11,072 Rede D’Or Sao Luiz SA (Health
Care)
(a)
74,467
18,100 Rumo SA (Industrials) 49,095
5,014 Suzano SA (Materials) 41,544
13,440 Telefonica Brasil SA
(Communication Services) 89,862
13,200 TIM SA (Communication
Services) 57,151
8,128 TOTVS SA (Information
Technology) 53,140
18,021 Ultrapar Participacoes SA
(Consumer Discretionary) 92,168
66,400 Vale SA (Materials) 1,087,195
19,842 Vibra Energia SA (Consumer
Discretionary) 116,701
24,648 WEG SA (Industrials) 214,894
7,409 Wheaton Precious Metals Corp.
(Materials) 996,938
7,388 XP, Inc., Class A (Financials) 123,158
2,554 Yara International ASA
(Materials) 139,050
6,996,943
Canada – 7.5%
8,683 Agnico Eagle Mines Ltd.
(Materials) 1,597,740
6,753 Alamos Gold, Inc., Class A
(Materials) 277,267
11,666 Alimentation Couche-Tard, Inc.
(Consumer Staples) 659,624
4,641 AltaGas Ltd. (Utilities) 180,748
9,476 ARC Resources Ltd. (Energy) 214,690
2,711 AtkinsRealis Group, Inc.
(Industrials) 162,871
11,606 Bank of Montreal (Financials) 1,886,633
20,132 Bank of Nova Scotia (The)
(Financials) 1,616,640
27,467 Barrick Mining Corp.
(Materials) 1,174,408

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
15,059 BCE, Inc. (Communication
Services) $ 380,205
1,424 Bombardier, Inc., Class B
(Industrials)* 321,476
6,061 Brookfield Asset Management
Ltd., Class A (Financials)
(b)
293,381
36,560 Brookfield Corp. (Financials) 1,666,969
876 Brookfield Wealth Solutions
Ltd. (Financials)* 40,101
5,280 CAE, Inc. (Industrials)* 136,796
7,092 Cameco Corp. (Energy) 797,519
15,058 Canadian Imperial Bank of
Commerce (Financials) 1,645,006
8,898 Canadian National Railway Co.
(Industrials) 1,054,480
33,375 Canadian Natural Resources
Ltd. (Energy) 1,519,083
14,742 Canadian Pacific Kansas City
Ltd. (Industrials) 1,317,368
800 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 102,733
2,048 Canadian Utilities Ltd., Class A
(Utilities) 73,740
2,301 CCL Industries, Inc., Class B
(Materials) 148,729
1,857 Celestica, Inc. (Information
Technology)* 718,522
24,104 Cenovus Energy, Inc. (Energy) 665,964
3,623 CGI, Inc. (Information
Technology) 253,219
4,590 Choice Properties Real Estate
Investment Trust REIT (Real
Estate) 52,479
348 Constellation Software, Inc.
(Information Technology) 713,110
4,399 Dollarama, Inc. (Consumer
Discretionary) 562,988
4,889 Emera, Inc. (Utilities) 255,887
2,013 Empire Co. Ltd. (Consumer
Staples) 71,442
35,319 Enbridge, Inc. (Energy) 1,939,334
357 Fairfax Financial Holdings Ltd.
(Financials) 556,070
8,256 Fortis, Inc. (Utilities) 457,045
3,125 Franco-Nevada Corp.
(Materials) 724,475
2,551 George Weston Ltd. (Consumer
Staples) 178,851
2,142 Gildan Activewear, Inc.
(Consumer Discretionary) 130,786
4,438 Great-West Lifeco , Inc.
(Financials) 259,279
5,170 Hydro One Ltd. (Utilities)
(a)
212,797
1,509 iA Financial Corp., Inc.
(Financials) 188,281
1,455 IGM Financial, Inc. (Financials) 82,977
2,445 Imperial Oil Ltd. (Energy) 290,319
2,904 Intact Financial Corp.
(Financials) 571,018
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
3,759 Keyera Corp. (Energy) $ 156,058
19,728 Kinross Gold Corp. (Materials) 599,767
8,796 Loblaw Cos. Ltd. (Consumer
Staples) 393,778
1,613 Lundin Gold, Inc. (Materials) 107,783
4,407 Magna International, Inc.
(Consumer Discretionary) 285,845
27,755 Manulife Financial Corp.
(Financials)
(b)
1,062,409
3,949 Metro, Inc. (Consumer Staples) 253,615
6,398 National Bank of Canada
(Financials) 935,119
8,526 Nutrien Ltd. (Materials) 584,327
6,882 Pan American Silver Corp.
(Materials) 393,321
9,592 Pembina Pipeline Corp.
(Energy) 447,796
8,766 Power Corp. of Canada
(Financials) 530,268
2,504 Quebecor, Inc., Class B
(Communication Services)
(b)
121,605
3,011 RB Global, Inc. (Industrials) 320,586
5,363 Restaurant Brands International,
Inc. (Consumer Discretionary) 401,578
4,604 Rogers Communications,
Inc., Class B (Communication
Services) 177,803
22,767 Royal Bank of Canada
(Financials) 4,370,444
3,892 Saputo, Inc. (Consumer Staples) 119,341
19,600 Shopify, Inc., Class A
(Information Technology)* 2,339,252
1,862 Stantec, Inc. (Industrials) 140,804
9,184 Sun Life Financial, Inc.
(Financials)
(b)
660,557
19,837 Suncor Energy, Inc. (Energy) 1,240,866
16,943 TC Energy Corp. (Energy) 1,129,820
7,040 Teck Resources Ltd., Class B
(Materials) 467,255
18,245 TELUS Corp. (Communication
Services) 229,263
1,621 TFI International, Inc.
(Industrials) 250,266
1,214 Thomson Reuters Corp.
(Industrials) 105,348
27,608 Toronto-Dominion Bank (The)
(Financials) 3,161,527
5,451 Tourmaline Oil Corp. (Energy) 249,372
16,649 Whitecap Resources, Inc.
(Energy) 191,441
2,161 WSP Global, Inc. (Industrials) 306,310
47,886,574
Chile – 0.2%
5,440 Antofagasta PLC (Materials) 300,500
727,109 Banco de Chile (Financials) 136,983
1,473 Banco de Credito e Inversiones
SA (Financials) 99,394
1,027,617 Banco Santander Chile
(Financials) 80,829

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Chile – (continued)
36,609 Cencosud SA (Consumer
Staples) $ 86,345
12,309 Cencosud Shopping SA (Real
Estate) 33,582
44,428 Empresas CMPC SA
(Materials) 53,217
87 Empresas Copec SA (Consumer
Discretionary) 618
389,686 Enel Americas SA (Utilities) 34,154
403,063 Enel Chile SA (Utilities) 35,010
13,071 Falabella SA (Consumer
Discretionary) 83,718
7,426,700 Latam Airlines Group SA
(Industrials) 201,118
10,880 Lundin Mining Corp.
(Materials) 325,243
7,709 Plaza SA (Real Estate) 33,610
4,663 Quinenco SA (Industrials) 20,435
1,524,756
China – 7.7%
6,551 360 Security Technology,
Inc., Class A (Information
Technology) 9,786
30,500 3SBio, Inc. (Health Care)*
(a)
71,995
21,580 AAC Technologies Holdings,
Inc. (Information Technology) 125,283
695 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 20,964
230 ACM Research Shanghai,
Inc., Class A (Information
Technology) 7,791
851 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 37,457
2,481 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 15,235
78,726 Agricultural Bank of China
Ltd., Class A (Financials) 73,586
504,041 Agricultural Bank of China
Ltd., Class H (Financials) 371,082
44,200 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 59,618
104,000 Air China Ltd., Class A
(Industrials)* 104,747
2,825 Airtac International Group
(Industrials) 126,255
9,009 Akeso , Inc. (Health Care)*
(a)
135,755
292,128 Alibaba Group Holding Ltd.
(Consumer Discretionary) 4,506,376
1,650 Alibaba Health Information
Technology Ltd. (Consumer
Staples)* 764
12,308 Aluminum Corp. of China Ltd.,
Class A (Materials) 20,788
62,560 Aluminum Corp. of China Ltd.,
Class H (Materials) 87,006
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
384 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology) $ 6,014
7,700 Andon Health Co. Ltd., Class A
(Health Care) 86,880
794 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 4,298
33,600 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 100,132
657 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 1,595
6,000 Anhui Expressway Co. Ltd.,
Class H (Industrials)
(b)
12,410
3,800 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 52,284
1,985 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary)* 10,868
5,700 Anjoy Foods Group Co. Ltd.,
Class H (Consumer Staples) 60,473
387 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 7,196
25,074 ANTA Sports Products Ltd.
(Consumer Discretionary) 242,505
1,092 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 2,683
7,900 Ascentage Pharma Group
International (Health Care)*
(a)
39,553
893 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 5,851
389 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 6,120
430 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
5,048
1,027 Atour Lifestyle Holdings Ltd.
ADR (Consumer Discretionary) 35,267
3,870 Autohome , Inc. ADR
(Communication Services) 67,570
1,787 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 27,753
5,161 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 4,664
35,200 Baidu, Inc., Class A
(Communication Services)* 583,867
5,558 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) 5,154
19,752 Bank of Beijing Co. Ltd., Class
A (Financials) 14,869
3,672 Bank of Changsha Co. Ltd.,
Class A (Financials) 5,159
3,474 Bank of Chengdu Co. Ltd.,
Class A (Financials) 9,557

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
41,389 Bank of China Ltd., Class A
(Financials) $ 35,871
1,136,442 Bank of China Ltd., Class H
(Financials) 755,463
1,390 Bank of Chongqing Co. Ltd.,
Class A (Financials) 2,471
52,506 Bank of Communications Co.
Ltd., Class A (Financials) 51,718
152,308 Bank of Communications Co.
Ltd., Class H (Financials) 141,864
3,375 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,960
5,459 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 12,926
15,881 Bank of Jiangsu Co. Ltd., Class
A (Financials) 26,517
9,628 Bank of Nanjing Co. Ltd., Class
A (Financials) 15,350
6,551 Bank of Ningbo Co. Ltd., Class
A (Financials) 30,064
13,201 Bank of Shanghai Co. Ltd.,
Class A (Financials) 17,630
3,375 Bank of Suzhou Co. Ltd., Class
A (Financials) 4,068
21,042 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 18,766
6,849 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 3,191
575 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials) 7,811
496 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 4,075
2,680 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 5,054
7,873 Beijing Enterprises Holdings
Ltd. (Utilities) 30,960
57,408 Beijing Enterprises Water
Group Ltd. (Utilities) 19,924
198 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology)* 11,656
4,367 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 6,058
1,724 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 60,812
1,588 Beijing New Building Materials
PLC, Class A (Industrials) 5,378
387 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 5,869
1,787 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology) 2,175
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,375 Beijing Shougang Co. Ltd.,
Class A (Materials) $ 1,802
28,500 Beijing Sinnet Technology
Co. Ltd., Class A (Information
Technology) 57,578
41,087 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 48,006
36,481 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 68,900
123,300 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 91,543
397 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 3,093
4,684 Bilibili , Inc., Class Z
(Communication Services)* 81,459
3,600 Bloks Group Ltd. (Consumer
Discretionary)* 24,804
3,196 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* 7,894
1,092 Bluestar Adisseo Co., Class A
(Materials) 1,777
3,459 BOC Aviation Ltd.
(Industrials)
(a)
33,763
58,623 BOC Hong Kong Holdings Ltd.
(Financials) 358,587
2,581 BOC International China Co.
Ltd., Class A (Financials) 4,352
37,320 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 28,205
88,000 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 29,418
27,900 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(a)
24,883
9,960 BYD Co. Ltd., Class A
(Consumer Discretionary) 141,679
58,140 BYD Co. Ltd., Class H
(Consumer Discretionary) 677,289
61,300 By-health Co. Ltd., Class A
(Consumer Staples) 88,576
21,000 C&D International Investment
Group Ltd. (Real Estate) 42,282
4,268 Caitong Securities Co. Ltd.,
Class A (Financials) 4,955
8,300 CALB Group Co. Ltd., Class H
(Consumer Discretionary)*
(a)
30,945
554 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology) 107,335
794 Canmax Technologies Co. Ltd.,
Class A (Materials)* 9,831
542 Cathay Biotech, Inc., Class A
(Materials) 3,224

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
14,293 CGN Power Co. Ltd., Class A
(Utilities) $ 9,682
176,015 CGN Power Co. Ltd., Class H
(Utilities)
(a)
69,621
5,062 Changjiang Securities Co. Ltd.,
Class A (Financials) 6,087
1,787 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 34,036
10,800 Chery Automobile Co.
Ltd., Class H (Consumer
Discretionary) 37,813
1,489 Chifeng Jilong Gold Mining
Group Ltd., Class A (Materials) 7,349
2,800 Chifeng Jilong Gold Mining
Group Ltd., Class H (Materials) 10,954
139,603 China Cinda Asset Management
Co. Ltd., Class H (Financials)
(b)
18,703
4,863 China CITIC Bank Corp. Ltd.,
Class A (Financials) 5,337
131,151 China CITIC Bank Corp. Ltd.,
Class H (Financials) 121,991
206,000 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(a)
17,348
3,573 China Coal Energy Co. Ltd.,
Class A (Energy) 8,286
30,794 China Coal Energy Co. Ltd.,
Class H (Energy) 49,664
37,056 China Communications
Services Corp. Ltd., Class H
(Industrials) 19,527
1,581,723 China Construction Bank Corp.,
Class H (Financials) 1,713,429
7,369 China CSSC Holdings Ltd.,
Class A (Industrials) 40,739
9,826 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 6,380
31,705 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 15,372
30,372 China Energy Engineering
Corp. Ltd., Class A (Industrials) 12,982
95,353 China Energy Engineering
Corp. Ltd., Class H
(Industrials)
(b)
15,208
43,374 China Everbright Bank Co. Ltd.,
Class A (Financials) 19,886
198,294 China Everbright Bank Co. Ltd.,
Class H (Financials) 77,168
54,601 China Everbright Environment
Group Ltd. (Industrials) 37,133
88,000 China Feihe Ltd. (Consumer
Staples)
(a)
34,358
1,687 China Film Group Co. Ltd.,
Class A (Communication
Services) 3,613
6,352 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 3,504
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,169 China Galaxy Securities Co.
Ltd., Class A (Financials) $ 7,572
56,531 China Galaxy Securities Co.
Ltd., Class H (Financials) 55,973
64,602 China Gas Holdings Ltd.
(Utilities) 57,122
3,900 China Gold International
Resources Corp. Ltd.
(Materials) 74,742
3,573 China Great Wall Securities Co.
Ltd., Class A (Financials) 4,492
2,978 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology)* 7,840
62,548 China Hongqiao Group Ltd.
(Materials) 223,619
36,000 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
90,122
2,084 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 3,397
3,672 China Jushi Co. Ltd., Class A
(Materials) 22,864
1,985 China Life Insurance Co. Ltd.,
Class A (Financials) 9,932
111,641 China Life Insurance Co. Ltd.,
Class H (Financials) 411,385
59,497 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 51,394
20,554 China Medical System Holdings
Ltd. (Health Care) 27,747
70,306 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 152,141
20,546 China Merchants Bank Co. Ltd.,
Class A (Financials) 115,501
61,879 China Merchants Bank Co. Ltd.,
Class H (Financials) 371,871
7,543 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 17,693
2,283 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 3,390
20,619 China Merchants Port Holdings
Co. Ltd. (Industrials) 40,489
6,849 China Merchants Securities Co.
Ltd., Class A (Financials) 17,210
7,075 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)
13,216
112,834 China Minsheng Banking Corp.
Ltd., Class H (Financials) 48,373
58,712 China National Building
Material Co. Ltd., Class H
(Materials) 39,779
5,657 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 6,459

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
17,667 China National Nuclear Power
Co. Ltd., Class A (Utilities) $ 23,621
21,000 China Nonferrous Mining Corp.
Ltd. (Materials) 36,307
3,375 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 24,269
1,290 China Oilfield Services Ltd.,
Class A (Energy) 2,486
36,095 China Oilfield Services Ltd.,
Class H (Energy) 36,383
9,649 China Overseas Land &
Investment Ltd. (Real Estate) 19,231
6,849 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 32,597
41,378 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 165,884
380,989 China Petroleum & Chemical
Corp., Class H (Energy) 210,002
4,764 China Petroleum Engineering
Corp., Class A (Energy) 2,494
189,140 China Power International
Development Ltd. (Utilities) 89,775
4,584 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 3,017
122,210 China Railway Group Ltd.,
Class H (Industrials) 54,732
26,868 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)(b)
11,519
893 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials)* 6,445
110,000 China Reinsurance Group
Corp., Class H (Financials) 16,702
32,500 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 100,352
23,400 China Resources Gas Group
Ltd. (Utilities) 54,907
52,927 China Resources Land Ltd.
(Real Estate) 238,521
1,229 China Resources
Microelectronics Ltd., Class A
(Information Technology) 11,649
9,767 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
51,842
46,500 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
27,708
49,623 China Resources Power
Holdings Co. Ltd. (Utilities) 134,609
397 China Science Publishing
& Media Ltd., Class A
(Communication Services) 1,450
6,452 China Shenhua Energy Co. Ltd.,
Class A (Energy) 44,773
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
55,119 China Shenhua Energy Co. Ltd.,
Class H (Energy) $ 317,039
1,687 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 2,717
10,422 China Southern Airlines Co.
Ltd., Class A (Industrials)* 8,462
2,680 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 2,965
1,489 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 3,440
114,286 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 81,639
1,455 China State Construction
International Holdings Ltd.
(Industrials) 1,624
18,681 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 8,199
23,142 China Taiping Insurance
Holdings Co. Ltd. (Financials) 58,671
3,900 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 34,366
4,000 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)
28,555
103,591 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
131,118
96,800 China Vanke Co. Ltd., Class H
(Real Estate)*
(b)
33,471
4,764 China XD Electric Co. Ltd.,
Class A (Industrials) 11,675
23,325 China Yangtze Power Co. Ltd.,
Class A (Utilities) 95,729
20,049 China Zheshang Bank Co. Ltd.,
Class A (Financials) 8,896
128,407 China Zheshang Bank Co. Ltd.,
Class H (Financials)
(b)
39,649
794 Chinalin Securities Co. Ltd.,
Class A (Financials)* 1,712
3,474 Chongqing Afari Technology
Co. Ltd., Class A (Consumer
Discretionary)* 5,544
79,400 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 93,005
8,238 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 8,090
36,854 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 29,907
1,750 CIG Shanghai Co. Ltd., Class H
(Information Technology) 32,689
114,708 CITIC Ltd. (Industrials) 192,609

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,208 CITIC Securities Co. Ltd., Class
A (Financials) $ 47,034
29,176 CITIC Securities Co. Ltd., Class
H (Financials) 96,938
16,476 CMOC Group Ltd., Class A
(Materials) 45,104
60,327 CMOC Group Ltd., Class H
(Materials) 140,476
834 CNGR Advanced Material Co.
Ltd., Class A (Industrials) 6,458
5,657 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 3,280
5,062 CNPC Capital Co. Ltd., Class A
(Financials) 5,840
4,367 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 273,848
1,900 Contemporary Amperex
Technology Co. Ltd., Class H
(Industrials) 180,487
9,231 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 3,440
3,176 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 9,150
21,531 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy)
(b)
43,928
12,804 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 26,777
70,385 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials)
(b)
127,256
50,000 Country Garden Services
Holdings Co. Ltd. (Real Estate) 37,130
72,632 CRRC Corp. Ltd., Class H
(Industrials) 48,098
14,182 CSC Financial Co. Ltd., Class H
(Financials)
(a)
20,538
1,072 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care)* 4,243
132,664 CSPC Pharmaceutical Group
Ltd. (Health Care) 126,953
8,040 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 10,262
44,210 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 17,769
2,978 DHC Software Co. Ltd., Class
A (Information Technology) 3,272
16,520 Digital China Group Co.
Ltd., Class A (Information
Technology) 63,134
992 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 4,944
595 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 4,399
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,581 Dongfang Electric Corp. Ltd.,
Class A (Industrials) $ 13,448
5,304 Dongfang Electric Corp. Ltd.,
Class H (Industrials)
(b)
21,737
397 Dongguan Yiheda Automation
Co. Ltd., Class A (Industrials) 1,677
2,978 Dongxing Securities Co. Ltd.,
Class A (Financials) 5,889
1,100 Duality Biotherapeutics, Inc.
(Health Care)* 31,664
9,500 East Buy Holding Ltd.
(Consumer Staples)*
(a)
26,400
15,781 East Money Information Co.
Ltd., Class A (Financials) 44,719
334 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 7,036
1,500 Eastroc Beverage Group Co.
Ltd., Class H (Consumer
Staples) 25,321
5,161 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary)* 1,840
10,400 Electric Connector Technology
Co. Ltd., Class A (Information
Technology) 86,458
496 Empyrean Technology Co.
Ltd., Class A (Information
Technology)* 8,399
961 ENN Energy Holdings Ltd.
(Utilities) 6,732
2,184 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 6,315
973 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology)* 101,661
1,886 Eve Energy Co. Ltd., Class A
(Industrials) 17,763
39,865 Far East Horizon Ltd.
(Financials) 39,115
1,092 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 8,380
3,871 First Capital Securities Co. Ltd.,
Class A (Financials) 4,008
2,800 Foshan Haitian Flavouring
& Food Co. Ltd., Class H
(Consumer Staples) 11,654
70,000 Fosun International Ltd.
(Industrials) 34,744
7,742 Founder Securities Co. Ltd.,
Class A (Financials) 7,889
10,422 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 113,138
2,084 Fujian Funeng Co. Ltd., Class A
(Utilities) 3,541
12,191 Full Truck Alliance Co. Ltd.
ADR (Industrials) 107,525

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,886 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) $ 14,689
10,081 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
71,517
496 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care) 3,835
1,489 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 15,741
6,756 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
55,212
99 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 4,860
16,675 GD Power Development Co.
Ltd., Class A (Utilities) 12,701
21,300 GDS Holdings Ltd., Class A
(Information Technology)* 90,446
131,652 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 316,137
4,764 GEM Co. Ltd., Class A
(Industrials) 5,496
32,000 Genscript Biotech Corp. (Health
Care)* 55,855
5,459 GF Securities Co. Ltd., Class A
(Financials) 15,251
16,840 GF Securities Co. Ltd., Class H
(Financials) 34,701
1,886 Giant Network Group Co.
Ltd., Class A (Communication
Services) 7,269
695 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 48,003
700 GigaDevice Semiconductor,
Inc., Class H (Information
Technology) 66,093
3,176 GoerTek , Inc., Class A
(Information Technology) 12,603
3,176 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 11,001
12,065 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 21,105
1,687 Gotion High-tech Co. Ltd.,
Class A (Industrials) 8,221
38,527 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 51,173
5,657 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 32,772
13,208 Greentown China Holdings Ltd.
(Real Estate) 14,948
2,283 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,518
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,687 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) $ 11,684
45,266 Guangdong Investment Ltd.
(Utilities) 48,227
204,000 Guangshen Railway Co. Ltd.,
Class H (Industrials) 59,867
128,000 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 42,136
14,000 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 27,634
2,481 Guangzhou Development
Group, Inc., Class A (Energy) 2,935
2,184 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 5,116
3,375 Guangzhou Port Co. Ltd., Class
A (Industrials) 1,537
1,787 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 13,751
3,275 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 3,889
44,600 Guangzhou Zhujiang Brewery
Co. Ltd., Class A (Consumer
Staples) 65,303
2,184 Guolian Minsheng Securities
Co. Ltd., Class A (Financials) 2,807
6,490 Guolian Minsheng Securities
Co. Ltd., Class H (Financials)
(b)
3,337
4,863 Guosen Securities Co. Ltd.,
Class A (Financials) 7,279
67,200 Guotai Haitong Securities Co.
Ltd., Class H (Financials)
(a)
111,980
4,069 Guoyuan Securities Co. Ltd.,
Class A (Financials) 4,291
3,160 H World Group Ltd. ADR
(Consumer Discretionary) 141,852
28,000 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
(b)
45,587
35,256 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 108,874
4,377 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 11,002
499 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 108
10,620 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate) 5,042
496 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,783
10,368 Haitian International Holdings
Ltd. (Industrials) 26,140

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
993 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) $ 19,364
1,251 Hangcha Group Co. Ltd., Class
A (Industrials) 4,714
2,878 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 4,418
595 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 18,549
1,092 Hangzhou GreatStar Industrial
Co., Ltd., Class A (Consumer
Discretionary) 5,233
595 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology)* 4,873
1,290 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology) 6,601
695 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 4,055
17,854 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
71,622
595 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 3,406
18,000 Harbin Electric Co. Ltd., Class
H (Industrials) 45,038
278 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology) 5,834
1,092 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) 6,903
1,687 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 3,555
2,084 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 8,954
2,779 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 10,283
15,711 Hengan International Group Co.
Ltd. (Consumer Staples) 48,792
1,489 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 5,552
5,062 Hengli Petrochemical Co. Ltd.,
Class A (Materials) 12,869
2,283 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 26,040
3,375 Hengyi Petrochemical Co. Ltd.,
Class A (Materials) 6,414
1,829 Hesai Group ADR (Consumer
Discretionary)* 34,568
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,628 Hesteel Co. Ltd., Class A
(Materials) $ 3,175
893 Hgtech Co. Ltd., Class A
(Information Technology) 20,064
893 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 3,257
15,193 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 44,509
1,191 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 4,548
694 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 23,377
3,474 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 2,929
2,084 Hongta Securities Co. Ltd.,
Class A (Financials) 2,114
139,800 Horizon Robotics (Information
Technology)*
(b)
94,361
11,289 Hua Hong Semiconductor
Ltd., Class H (Information
Technology)*
(a)
232,337
4,367 Huaan Securities Co. Ltd., Class
A (Financials) 4,631
107,438 Huadian Power International
Corp. Ltd., Class H (Utilities)
(b)
64,155
4,566 Huafon Chemical Co. Ltd.,
Class A (Materials) 6,827
2,283 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 4,980
4,268 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 6,249
66,075 Huaneng Power International,
Inc., Class H (Utilities) 61,291
7,345 Huatai Securities Co. Ltd.,
Class A (Financials) 19,749
22,272 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
45,042
2,382 Huaxi Securities Co. Ltd., Class
A (Financials) 2,850
12,109 Huaxia Bank Co. Ltd., Class A
(Financials) 12,017
1,290 Huaxin Building Materials
Group Co. Ltd., Class A
(Materials) 3,556
2,878 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 7,113
3,672 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,895
496 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials)* 9,811
893 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 3,636

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
993 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) $ 4,591
397 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 5,191
2,243 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 97,496
1,390 IEIT Systems Co. Ltd., Class A
(Information Technology) 13,286
3,400 Imeik Technology Development
Co. Ltd., Class A (Health Care) 52,674
61,439 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 65,606
1,109,380 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 939,889
20,744 Industrial Bank Co. Ltd., Class
A (Financials) 56,758
496 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) 11,551
42,382 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials) 14,793
3,375 Inner Mongolia Berun Chemical
Co. Ltd., Class A (Materials) 3,594
1,886 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 8,633
1,390 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 2,779
7,841 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 5,937
6,055 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 6,537
6,352 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 25,290
22,000 InnoCare Pharma Ltd., Class H
(Health Care)*
(a)
32,646
3,800 InnoScience Suzhou Technology
Holding Co. Ltd., Class H
(Information Technology)*
(b)
34,449
1,985 Innovation New Material
Technology Co. Ltd., Class A
(Materials) 1,301
26,317 Innovent Biologics, Inc. (Health
Care)*
(a)
279,879
389 iRay Group, Class A (Health
Care) 11,621
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
893 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) $ 4,364
102,800 J&T Global Express Ltd.
(Industrials)* 118,443
1,687 JCET Group Co. Ltd., Class A
(Information Technology) 20,472
595 JCHX Mining Management Co.
Ltd., Class A (Materials) 6,528
940 JD Health International, Inc.
(Consumer Staples)*
(a)
4,606
40,829 JD Logistics, Inc.
(Industrials)*
(a)
67,151
49,278 JD.com, Inc., Class A
(Consumer Discretionary) 713,636
5,062 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials)* 9,021
1,390 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 2,650
25,058 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 33,571
1,191 Jiangsu Guoxin Corp. Ltd.,
Class A (Utilities) 1,621
1,191 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 19,219
6,352 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 47,151
4,400 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
H (Health Care) 33,797
13,700 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 61,394
1,985 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,627
694 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 5,347
8,500 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 57,061
397 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 3,356
397 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 6,322
893 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 3,491
3,176 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 19,818
1,886 Jiangxi Copper Co. Ltd., Class
A (Materials) 12,134
17,929 Jiangxi Copper Co. Ltd., Class
H (Materials) 80,524

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
14,800 Jinan Shengquan Group Share
Holding Co. Ltd., Class A
(Materials)* $ 101,542
2,481 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 8,869
1,092 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 5,212
1,787 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 2,696
4,660 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,308
143 Kanzhun Ltd. ADR (Industrials) 1,940
33,700 KE Holdings, Inc., Class A
(Real Estate) 186,701
198 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 1,422
1,787 Keda Industrial Group Co. Ltd.,
Class A (Industrials)* 4,319
2,481 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 6,205
1,985 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 4,709
62,000 Kingsoft Cloud Holdings Ltd.
(Information Technology)* 49,205
26,347 Kingsoft Corp. Ltd.
(Communication Services) 71,201
2,500 Knowledge Atlas Technology
JSC Ltd., Class H (Information
Technology)*
(b)
508,778
30,962 Kuaishou Technology
(Communication Services)
(a)
179,908
1,985 Kuang -Chi Technologies Co.
Ltd., Class A (Industrials)* 11,805
61,029 Kunlun Energy Co. Ltd.
(Utilities) 55,754
1,092 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 7,093
791 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 155,124
8,200 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 43,599
900 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary)
(b)
57,876
2,184 LB Group Co. Ltd., Class A
(Materials) 4,619
78,861 Lenovo Group Ltd. (Information
Technology) 241,491
4,566 Lens Technology Co. Ltd., Class
A (Information Technology) 27,350
695 Levima Advanced Materials
Corp., Class A (Materials) 2,548
23,162 Li Auto, Inc., Class A
(Consumer Discretionary)* 170,965
35,359 Li Ning Co. Ltd. (Consumer
Discretionary) 82,111
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
15,881 Liaoning Port Co. Ltd., Class A
(Industrials) $ 3,781
6,452 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 13,884
595 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 2,716
2,285 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 7,662
1,787 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 3,433
7,146 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 77,458
4,100 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 55,205
4,800 Mao Geping Cosmetics Co.
Ltd., Class H (Consumer
Staples) 36,655
2,680 Meihua Holdings Group Co.
Ltd., Class A (Materials)* 3,734
3,573 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care) 3,007
89,500 Meitu , Inc. (Communication
Services)*
(a)
49,789
81,153 Meituan , Class B (Consumer
Discretionary)*
(a)
760,544
6,948 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 83,081
10,000 Midea Group Co. Ltd., Class H
(Consumer Discretionary) 109,411
2,084 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 5,095
2,140 Minimax Group, Inc.
(Information Technology)* 229,362
13,000 MINISO Group Holding Ltd.
(Consumer Discretionary) 42,894
4,169 Minmetals Capital Co. Ltd.,
Class A (Financials) 2,935
11,819 Minth Group Ltd. (Consumer
Discretionary) 57,003
1,100 Mixue Group, Class H
(Consumer Discretionary)* 37,025
64,000 MMG Ltd. (Materials)* 71,942
1,050 Montage Technology Co.
Ltd., Class A (Information
Technology) 39,289
1,300 Montage Technology Co.
Ltd., Class H (Information
Technology)* 66,349
5,459 Muyuan Foods Group Co. Ltd.,
Class A (Consumer Staples) 30,737
6,700 Muyuan Foods Group Co. Ltd.,
Class H (Consumer Staples) 30,177
5,757 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 4,189
8,040 NARI Technology Co. Ltd.,
Class A (Industrials) 29,608

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,522 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology)* $ 10,332
669 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 62,321
1,050 NetEase Cloud Music, Inc.
(Communication Services)*
(a)
15,929
30,675 NetEase, Inc. (Communication
Services) 759,693
1,588 New China Life Insurance Co.
Ltd., Class A (Financials) 14,021
15,052 New China Life Insurance Co.
Ltd., Class H (Financials) 93,069
23,310 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 108,380
1,089 Ningbo Deye Technology Corp.,
Class A (Industrials) 18,625
1,290 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary)* 5,002
714 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 4,720
1,290 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 3,119
1,439 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 13,280
5,459 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,810
6,154 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 21,844
29,090 NIO, Inc., Class A (Consumer
Discretionary)* 157,747
29,548 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
161,361
1,290 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials)* 3,753
4,069 Offshore Oil Engineering Co.
Ltd., Class A (Energy)* 3,376
2,978 OFILM Group Co. Ltd., Class A
(Information Technology)* 3,946
1,191 OmniVision Integrated
Circuits Group, Inc., Class A
(Information Technology) 16,734
14,000 Onewo , Inc., Class H (Real
Estate)
(b)
31,439
13,070 Orient Securities Co. Ltd., Class
H (Financials)
(a)
9,489
3,176 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 4,570
6,352 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 3,157
12,851 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,085,138
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,032 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) $ 9,137
143,175 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 94,629
1,787 Perfect World Co. Ltd., Class A
(Communication Services) 3,703
24,317 PetroChina Co. Ltd., Class A
(Energy) 39,093
344,574 PetroChina Co. Ltd., Class H
(Energy) 478,783
1,390 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 5,160
4,462 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
9,975
112,636 PICC Property & Casualty Co.
Ltd., Class H (Financials) 209,107
56,755 Ping An Bank Co. Ltd., Class A
(Financials) 91,745
10,719 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 84,814
105,808 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 810,699
2,184 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) 2,539
294 Piotech , Inc., Class A
(Information Technology) 27,306
80,500 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 68,696
8,800 Poly Property Services Co. Ltd.,
Class H (Real Estate) 33,235
10,394 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
229,964
23,821 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 17,545
189,246 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
121,216
16,079 Power Construction Corp. of
China Ltd., Class A (Industrials) 12,699
20,706 Prosus NV (Consumer
Discretionary)* 942,836
14,000 Qingdao Port International Co.
Ltd., Class H (Industrials)
(a)
12,826
5,062 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 23,036
200 QuantumCTek Co. Ltd., Class A
(Information Technology) 16,561
7,940 Quzhou Xin'an Development
Co. Ltd., Class A (Real Estate)* 3,476
1,092 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 13,545
413 Raytron Technology Co.
Ltd., Class A (Information
Technology) 7,806

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,000 Remegen Co. Ltd., Class H
(Health Care)*
(a)
$ 31,637
13,400 REPT BATTERO Energy Co.
Ltd., Class H (Industrials)* 26,005
298 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 7,742
7,841 Rongsheng Petrochemical Co.
Ltd., Class A (Materials)* 13,058
387 Ruijie Networks Co. Ltd., Class
A (Information Technology) 3,689
7,246 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 13,203
2,779 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 5,191
397 Sangfor Technologies,
Inc., Class A (Information
Technology) 6,279
18,100 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 17,783
7,940 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 21,067
3,077 Satellite Chemical Co. Ltd.,
Class A (Materials) 10,590
6,551 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 13,855
5,062 Sealand Securities Co. Ltd.,
Class A (Financials) 2,785
2,084 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 4,044
377,132 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
79,878
5,290 Seres Group Co. Ltd., Class A
(Consumer Discretionary) 63,732
12,600 SF Holding Co. Ltd., Class H
(Industrials) 50,288
644 SG Micro Corp., Class A
(Information Technology) 11,217
8,536 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 32,495
2,283 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 4,329
389 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 4,344
3,375 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 4,637
3,375 Shandong Gold Mining Co.
Ltd., Class A (Materials) 14,411
26,249 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
79,845
1,007 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 7,791
1,687 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 3,056
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,985 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) $ 8,640
10,918 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 8,397
695 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 5,220
41,081 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 83,906
76,400 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 32,754
22,900 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 68,245
19,800 Shanghai Biren Technology
Co. Ltd., Class H (Information
Technology)* 156,002
389 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 9,369
4,600 Shanghai Chicmax Cosmetic
Co. Ltd., Class H (Consumer
Staples) 21,341
8,238 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 3,070
10,422 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 12,424
2,581 Shanghai Electric Power Co.
Ltd., Class A (Utilities)* 8,505
99 Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
(Consumer Staples) 546
27,200 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 93,530
491 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 4,387
4,182 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology) 16,830
12,507 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 63,335
6,000 Shanghai MicroPort MedBot
Group Co. Ltd., Class H (Health
Care)* 19,399
397 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 3,600
19,900 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 28,819
29,280 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 40,576

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,886 Shanghai Putailai New Energy
Technology Group Co. Ltd.,
Class A (Materials) $ 8,544
9,032 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 11,354
819 Shanghai United Imaging
Healthcare Co. Ltd., Class A
(Health Care) 14,572
1,489 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 7,650
1,985 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 3,053
2,581 Shanjin International Gold Co.
Ltd., Class A (Materials) 8,573
500 Shannon Semiconductor
Technology Co. Ltd., Class A
(Information Technology) 13,317
3,375 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,596
5,260 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials)* 3,011
3,300 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 62,618
4,566 Shenergy Co. Ltd., Class A
(Utilities) 6,969
2,184 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 45,421
644 Shennan Circuits Co. Ltd., Class
A (Information Technology) 39,185
19,553 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 12,753
695 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 7,569
7,600 Shenzhen Dobot Corp. Ltd.,
Class H (Industrials)*
(b)
30,100
3,772 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 4,508
1,000 Shenzhen Envicool Technology
Co. Ltd., Class A (Industrials)* 13,459
1,588 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 9,084
397 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 3,582
99 Shenzhen Han's CNC
Technology Co. Ltd., Class A
(Industrials) 4,085
794 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) 1,167
2,680 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 29,315
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,489 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) $ 8,763
298 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 7,663
298 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 24,297
3,900 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 87,575
4,169 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 7,152
695 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 4,804
993 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 4,908
298 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology)* 3,557
794 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 5,913
1,200 Shenzhen Xunce Technology
Co. Ltd., Class H (Information
Technology)* 34,756
15,793 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 90,019
198 Shijiazhuang Shangtai
Technology Co. Ltd., Class A
(Industrials)* 2,563
399 SICC Co. Ltd., Class A
(Information Technology)* 8,681
4,268 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 4,545
3,672 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 8,418
8,238 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials)* 2,997
1,390 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 7,477
700 Sichuan Kelun -Biotech
Biopharmaceutical Co. Ltd.,
Class H (Health Care)* 41,264
7,000 Silergy Corp. (Information
Technology) 134,076
159,892 Sino Biopharmaceutical Ltd.
(Health Care) 101,802
303 Sinocelltech Group Ltd., Class
A (Health Care)* 1,714
1,588 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 16,710

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,749 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* $ 3,833
695 Sinomine Resource Group Co.
Ltd., Class A (Materials) 6,362
22,000 Sinopec Engineering Group Co.
Ltd., Class H (Industrials) 15,495
7,246 Sinopec Oilfield Service Corp.,
Class A (Energy)* 2,486
5,657 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials) 2,276
50,832 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials) 7,329
27,095 Sinopharm Group Co. Ltd.,
Class H (Health Care) 58,495
3,573 Sinotrans Ltd., Class A
(Industrials) 3,208
28,782 Sinotrans Ltd., Class H
(Industrials) 17,995
11,010 Sinotruk Hong Kong Ltd.
(Industrials) 52,343
19,000 SITC International Holdings
Co. Ltd. (Industrials) 83,928
29,495 Smoore International Holdings
Ltd. (Consumer Staples)
(a)
34,247
80,600 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 80,344
6,154 Southwest Securities Co. Ltd.,
Class A (Financials) 3,622
2,581 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 2,328
893 Spring Airlines Co. Ltd., Class
A (Industrials) 6,472
23,500 State Grid Information &
Communication Co. Ltd., Class
A (Information Technology) 60,788
2,978 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,374
1,945 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 51,201
13,705 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 146,538
496 Sunresin New Materials Co.
Ltd., Class A (Materials) 4,401
1,687 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 5,686
726 SUPCON Technology Co.
Ltd., Class A (Information
Technology)* 9,213
1,588 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology)* 50,037
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
298 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) $ 11,003
778 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 52,377
6,811 TAL Education Group ADR
(Consumer Discretionary)* 66,135
1,191 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 5,228
5,558 TangShan Port Group Co. Ltd.,
Class A (Industrials) 3,609
1,400 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 2,913
4,665 TBEA Co. Ltd., Class A
(Industrials) 17,490
23,000 TCL Electronics Holdings Ltd.
(Consumer Discretionary)* 40,616
17,568 TCL Technology Group
Corp., Class A (Information
Technology) 11,121
100,490 Tencent Holdings Ltd.
(Communication Services) 5,477,496
9,250 Tencent Music Entertainment
Group ADR (Communication
Services) 85,285
3,871 Tian Di Science & Technology
Co. Ltd., Class A (Industrials)* 3,103
8,040 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 3,983
496 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 2,987
406 Tianneng Battery Group Co.
Ltd., Class A (Consumer
Discretionary) 1,474
6,187 Tianqi Lithium Corp., Class H
(Materials)* 38,745
4,268 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 9,424
2,978 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology)* 8,518
30,809 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 46,976
1,227 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 2,217
1,390 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 13,568
2,184 Tongkun Group Co. Ltd., Class
A (Materials) 6,163
12,605 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 12,863
86,000 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
30,724

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
40,000 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) $ 47,056
8,681 Trip.com Group Ltd. (Consumer
Discretionary)* 408,497
3,077 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 3,636
12,248 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples)* 77,732
5,800 UBTech Robotics Corp. Ltd.,
Class H (Industrials)* 75,632
18,607 Uni-President China Holdings
Ltd. (Consumer Staples)
(b)
18,661
2,680 Unisplendour Corp. Ltd., Class
A (Information Technology) 11,352
1,390 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 9,214
463 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 16,903
900 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 49,053
6,478 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 92,117
16,000 Wanguo Gold Group Ltd.
(Materials)
(b)
22,273
7,176 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 77,953
101,179 Want Want China Holdings Ltd.
(Consumer Staples) 53,705
5,428 Weibo Corp. ADR
(Communication Services)
(b)
42,664
6,253 Weichai Power Co. Ltd., Class
A (Industrials) 32,682
31,285 Weichai Power Co. Ltd., Class
H (Industrials) 166,217
794 Weihai Guangwei Composites
Co. Ltd., Class A (Materials)* 3,514
30,500 Wens Foodstuff Group Co. Ltd.,
Class A (Consumer Staples) 61,709
2,184 Western Mining Co. Ltd., Class
A (Materials) 9,861
4,169 Western Securities Co. Ltd.,
Class A (Financials) 4,063
599 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 5,985
15,884 Wharf Holdings Ltd. (The)
(Real Estate) 44,952
25,964 Wilmar International Ltd.
(Consumer Staples) 73,086
1,985 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 2,302
20,900 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 5,626
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,863 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) $ 3,575
3,970 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology)* 7,557
298 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology) 8,559
7,400 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 92,907
1,787 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 34,897
2,581 WuXi AppTec Co. Ltd., Class A
(Health Care) 38,783
7,405 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
123,111
55,418 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
235,746
1,489 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 11,189
5,000 WuXi XDC Cayman, Inc.
(Health Care)* 35,024
11,017 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 15,886
1,290 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 10,373
2,084 Xiangcai Co. Ltd., Class A
(Financials)* 2,614
259,126 Xiaomi Corp., Class B
(Information Technology)*
(a)
927,080
26,231 Xinyi Glass Holdings Ltd.
(Industrials)
(b)
33,134
76,000 Xinyi Solar Holdings Ltd.
(Information Technology) 25,891
11,362 XPeng , Inc., Class A (Consumer
Discretionary)* 92,564
43,000 XtalPi Holdings Ltd. (Health
Care)*
(b)
45,209
28,000 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
40,263
8,500 Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H
(Information Technology)
(a)
246,408
496 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 7,858
43,508 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 124,177
4,516 Yankuang Energy Group Co.
Ltd., Class A (Energy) 14,560
46,818 Yankuang Energy Group Co.
Ltd., Class H (Energy) 86,977
993 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 20,619

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,290 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) $ 6,897
595 Yongan Futures Co. Ltd., Class
A (Financials) 1,224
8,437 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 4,617
4,268 Youngor Fashion Co. Ltd., Class
A (Real Estate) 4,709
3,176 YTO Express Group Co. Ltd.,
Class A (Industrials) 8,807
62,000 Yuexiu Property Co. Ltd. (Real
Estate) 34,570
3,176 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 13,382
1,687 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 12,460
4,665 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 6,568
1,489 Yunnan Tin Co. Ltd., Class A
(Materials) 8,258
1,687 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 7,645
2,084 Yutong Bus Co. Ltd., Class A
(Industrials) 9,955
26,500 Zai Lab Ltd. (Health Care)*
(b)
47,033
1,489 Zangge Mining Co. Ltd., Class
A (Materials) 16,996
1,390 ZCZL Industrial Technology
Group Co. Ltd., Class A
(Industrials) 3,733
3,770 ZCZL Industrial Technology
Group Co. Ltd., Class H
(Industrials) 8,014
3,600 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 68,369
26,664 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 73,350
4,863 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 3,704
198 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary) 6,560
5,062 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 9,590
1,985 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 8,555
25,304 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 21,696
1,886 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 5,721
1,390 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,281
1,588 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 12,870
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,275 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* $ 1,879
2,481 Zhejiang Juhua Co. Ltd., Class
A (Materials) 12,116
13,500 Zhejiang Leapmotor Technology
Co. Ltd., Class H (Consumer
Discretionary)*
(a)
67,695
2,978 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 4,942
2,878 Zhejiang NHU Co. Ltd., Class
A (Materials) 12,501
3,672 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 25,166
10,200 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class H
(Industrials) 40,892
794 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 4,607
397 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 2,651
1,905 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 4,246
9,032 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities) 8,643
675 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials) 4,814
1,112 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 190,966
4,466 Zhongjin Gold Corp. Ltd., Class
A (Materials) 14,809
34,500 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 27,116
590 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 5,323
6,951 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 35,919
20,546 Zijin Mining Group Co. Ltd.,
Class A (Materials) 92,498
90,991 Zijin Mining Group Co. Ltd.,
Class H (Materials) 380,571
6,551 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 6,986
21,648 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 19,915
15,972 ZTE Corp., Class A
(Information Technology)* 86,741
753 ZTE Corp., Class H
(Information Technology)*
(b)
2,573
6,900 ZTO Express Cayman, Inc.
(Industrials) 152,924
49,186,410

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Colombia – 0.1%
14,531 Cementos Argos SA (Materials) $ 42,517
78,636 Ecopetrol SA (Energy) 57,092
3,816 Grupo Cibest SA (Financials) 79,158
1,962 Grupo de Inversiones
Suramericana SA (Financials) 26,937
52,362 Grupo Energia Bogota SA ESP
(Utilities) 38,588
7,319 Interconexion Electrica SA ESP
(Utilities) 60,330
304,622
Congo (Democratic Republic) – 0.0%
683 Ivanhoe Mines Ltd., Class A
(Materials)* 6,054
Cyprus – 0.0%
5,188 Bank of Cyprus Holdings PLC
(Financials) 56,909
Czech Republic – 0.0%
2,638 CEZ AS (Utilities) 159,171
3,640 CSG NV (Industrials)* 75,664
1,855 Komercni Banka AS
(Financials) 88,088
322,923
Denmark – 0.9%
857 Ascendis Pharma A/S (Health
Care)* 192,062
1,353 Carlsberg AS, Class B
(Consumer Staples) 181,983
2,005 Coloplast A/S, Class B (Health
Care) 123,913
10,530 Danske Bank A/S (Financials) 554,756
3,102 DSV A/S (Industrials) 779,581
1,053 Genmab A/S (Health Care)* 280,173
51,544 Novo Nordisk A/S, Class B
(Health Care) 2,357,762
6,864 Novonesis Novozymes B, Class
B (Materials) 399,238
7,384 Orsted AS (Utilities)*
(a)
189,261
5,295 Tryg A/S (Financials) 124,680
16,303 Vestas Wind Systems A/S
(Industrials) 458,341
5,641,750
Egypt – 0.0%
22,764 Abou Kir Fertilizers &
Chemical Industries (Materials) 37,489
42,750 Commercial International Bank
- Egypt (CIB) (Financials) 108,881
34,684 Eastern Co. SAE (Consumer
Staples) 25,239
14,004 EFG Holding S.A.E.
(Financials)* 7,166
15,362 Talaat Moustafa Group (Real
Estate) 28,241
207,016
Shares Description Value
a
Common Stocks – (continued)
Faroe Islands – 0.0%
714 Bakkafrost P/F (Consumer
Staples) $ 35,440
Finland – 0.7%
1,702 Elisa OYJ (Communication
Services) 81,670
8,420 Fortum OYJ (Utilities) 197,006
5,355 Kesko OYJ, Class B (Consumer
Staples) 129,855
5,423 Kone OYJ, Class B (Industrials) 324,392
10,482 Metso Oyj (Industrials) 200,360
7,062 Neste OYJ (Energy) 232,067
82,554 Nokia OYJ (Information
Technology) 1,203,243
51,300 Nordea Bank Abp (Financials) 985,970
1,635 Orion OYJ, Class B (Health
Care) 136,610
37,356 Sampo OYJ, Class A
(Financials) 395,123
10,879 Stora Enso OYJ, Class R
(Materials) 127,524
9,031 UPM- Kymmene OYJ
(Materials) 263,890
7,955 Wartsila OYJ Abp (Industrials) 323,980
4,601,690
France – 4.1%
9,273 Air Liquide SA (Materials) 1,927,028
9,510 Airbus SE (Industrials) 1,994,258
27,441 AXA SA (Financials) 1,272,246
16,347 BNP Paribas SA (Financials) 1,773,128
5,876 Bollore SE (Energy) 37,302
3,198 Bouygues SA (Industrials) 188,312
2,146 Capgemini SE (Information
Technology)* 255,311
7,385 Cie de Saint-Gobain SA
(Industrials) 674,440
10,796 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 396,976
16,148 Credit Agricole SA
(Financials)
(b)
312,809
10,156 Danone SA (Consumer Staples) 722,234
12,899 Dassault Systemes (Information
Technology)
(b)
283,062
28,614 Engie SA (Utilities) 883,863
4,841 EssilorLuxottica SA (Health
Care) 989,459
482 Hermes International SCA
(Consumer Discretionary) 911,202
1,082 Kering (Consumer
Discretionary) 322,415
4,117 Legrand SA (Industrials) 709,360
3,441 L'Oreal SA (Consumer Staples) 1,536,121
4,242 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 2,341,695
30,551 Orange SA (Communication
Services) 639,410

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
3,217 Pernod Ricard SA (Consumer
Staples) $ 238,084
2,772 Publicis Groupe SA
(Communication Services) 270,881
5,693 Safran SA (Industrials) 2,030,903
557 Sartorius Stedim Biotech
(Health Care) 115,764
11,463 Societe Generale SA
(Financials) 958,177
1,419 Thales SA (Industrials) 396,589
33,703 TotalEnergies SE (Energy) 2,956,811
7,809 Vinci SA (Industrials) 1,139,546
26,277,386
Germany – 4.6%
2,365 adidas AG (Consumer
Discretionary) 459,789
6,258 Allianz SE (Financials) 2,786,741
15,587 BASF SE (Materials) 924,378
16,314 Bayer AG (Health Care) 695,445
3,506 Bayerische Motoren Werke AG
(Consumer Discretionary) 305,868
1,943 Beiersdorf AG (Consumer
Staples) 156,858
1,545 BioNTech SE ADR (Health
Care)* 147,751
11,407 Commerzbank AG
(Financials)
(b)
493,321
1,766 Continental AG (Consumer
Discretionary) 147,061
8,149 Daimler Truck Holding AG
(Industrials) 400,825
29,354 Deutsche Bank AG (Financials) 954,335
2,975 Deutsche Boerse AG
(Financials) 859,588
15,556 Deutsche Post AG (Industrials) 929,438
57,994 Deutsche Telekom AG
(Communication Services) 1,953,134
36,183 E.ON SE (Utilities) 768,473
1,180 Fresenius Medical Care AG
(Health Care) 51,211
6,727 Fresenius SE & Co. KGaA
(Health Care) 284,722
983 Hannover Rueck SE
(Financials) 266,589
2,075 Heidelberg Materials AG
(Materials) 462,008
2,697 Henkel AG & Co. KGaA
(Consumer Staples) 196,075
277 HOCHTIEF AG (Industrials) 157,291
21,272 Infineon Technologies AG
(Information Technology) 2,013,424
1,082 Knorr- Bremse AG (Industrials) 130,936
9,733 Mercedes-Benz Group AG
(Consumer Discretionary) 592,771
2,147 Merck KGaA (Health Care) 327,837
878 MTU Aero Engines AG
(Industrials) 321,002
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
2,116 Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen
(Financials) $ 1,116,850
775 Rheinmetall AG (Industrials) 1,169,734
10,947 RWE AG (Utilities) 696,983
16,586 SAP SE (Information
Technology) 3,005,065
12,071 Siemens AG (Industrials) 3,800,474
12,012 Siemens Energy AG
(Industrials) 2,288,203
6,414 Siemens Healthineers AG
(Health Care)
(a)
261,370
984 Talanx AG (Financials) 118,273
332 Volkswagen AG (Consumer
Discretionary)* 36,360
10,775 Vonovia SE (Real Estate) 269,459
29,549,642
Greece – 0.2%
32,501 Alpha Bank SA (Financials) 148,295
3,933 Athens International Airport SA
(Industrials) 46,676
51,027 Eurobank SA (Financials) 237,648
990 GEK TERNA SA (Industrials) 49,400
2,733 Hellenic Telecommunications
Organization SA
(Communication Services) 58,013
94 JUMBO SA (Consumer
Discretionary) 2,554
968 Motor Oil Hellas Corinth
Refineries SA (Energy) 41,773
13,689 National Bank of Greece SA
(Financials) 236,820
26,050 Piraeus Bank SA (Financials)* 278,152
3,041 Public Power Corp. SA
(Utilities) 76,510
1,175,841
Hong Kong – 1.1%
170,038 AIA Group Ltd. (Financials) 1,784,473
38,395 Cathay Pacific Airways Ltd.
(Industrials) 65,156
36,519 CK Asset Holdings Ltd. (Real
Estate) 220,585
10,089 CK Infrastructure Holdings Ltd.
(Utilities) 76,401
29,505 CLP Holdings Ltd. (Utilities) 287,995
4,000 Cowell e Holdings, Inc.
(Information Technology)* 14,474
947 Futu Holdings Ltd. ADR
(Financials) 98,554
27,000 Hang Lung Properties Ltd.
(Real Estate) 27,698
21,867 Henderson Land Development
Co. Ltd. (Real Estate) 86,381
37,584 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 30,931

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
58,988 HKT Trust & HKT Ltd.
(Communication Services) $ 91,070
177,047 Hong Kong & China Gas Co.
Ltd. (Utilities) 161,970
19,321 Hong Kong Exchanges &
Clearing Ltd. (Financials) 985,599
16,562 Hongkong Land Holdings Ltd.
(Real Estate) 126,202
14,000 Kingboard Laminates Holdings
Ltd. (Information Technology) 97,532
42,350 Link REIT (Real Estate) 218,196
25,010 MTR Corp. Ltd. (Industrials) 100,648
2,180 Orient Overseas International
Ltd. (Industrials)
(b)
37,857
22,155 Power Assets Holdings Ltd.
(Utilities) 169,892
41,919 Prudential PLC (Financials) 605,449
1,121 Regencell Bioscience Holdings
Ltd. (Health Care)* 26,792
55,959 Sino Land Co. Ltd. (Real
Estate) 84,323
21,689 Sun Hung Kai Properties Ltd.
(Real Estate) 364,463
11,805 Swire Pacific Ltd., Class A
(Industrials) 122,909
16,882 Swire Properties Ltd. (Real
Estate) 47,906
22,161 Techtronic Industries Co. Ltd.
(Industrials) 328,849
124,143 WH Group Ltd. (Consumer
Staples)
(a)
143,350
18,712 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 57,396
1,800 Zijin Gold International Co.
Ltd. (Materials)* 29,788
6,492,839
Hungary – 0.1%
6,099 MOL Hungarian Oil & Gas
PLC (Energy) 77,475
3,576 OTP Bank Nyrt (Financials) 489,965
2,308 Richter Gedeon Nyrt (Health
Care) 97,676
665,116
India – 3.9%
880 ABB India Ltd. (Industrials) 67,186
2,908 ACC Ltd. (Materials) 42,833
5,989 Adani Energy Solutions Ltd.
(Utilities)* 95,402
4,254 Adani Enterprises Ltd.
(Industrials) 131,534
5,559 Adani Green Energy Ltd.
(Utilities)* 86,334
9,416 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 178,864
64,780 Adani Power Ltd. (Utilities)* 165,953
4,567 Adani Total Gas Ltd. (Utilities) 37,175
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
11,348 Aditya Birla Capital Ltd.
(Financials)* $ 43,397
516 Alkem Laboratories Ltd.
(Health Care) 29,863
2,763 APL Apollo Tubes Ltd.
(Materials) 53,256
1,682 Apollo Hospitals Enterprise
Ltd. (Health Care) 144,767
47,694 Ashok Leyland Ltd.
(Industrials) 78,037
1,773 Asian Paints Ltd. (Materials) 49,860
2,122 Astral Ltd. (Industrials) 35,252
7,598 AU Small Finance Bank Ltd.
(Financials)
(a)
78,755
6,982 Aurobindo Pharma Ltd. (Health
Care) 104,833
2,572 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
109,770
14,151 AWL Agri Business Ltd.
(Consumer Staples)* 28,645
37,867 Axis Bank Ltd. (Financials) 512,839
1,411 Bajaj Auto Ltd. (Consumer
Discretionary) 155,359
46,090 Bajaj Finance Ltd. (Financials)* 440,645
6,351 Bajaj Finserv Ltd. (Financials) 119,238
444 Bajaj Holdings & Investment
Ltd. (Financials) 48,424
1,641 Balkrishna Industries Ltd.
(Consumer Discretionary) 38,097
17,784 Bandhan Bank Ltd.
(Financials)
(a)
38,994
17,185 Bank of Baroda (Financials) 48,570
11,819 Bank of India (Financials) 17,406
35,849 Bank of Maharashtra
(Financials) 29,913
6,189 Berger Paints India Ltd.
(Materials) 32,613
2,602 Bharat Dynamics Ltd.
(Industrials) 32,993
59,344 Bharat Electronics Ltd.
(Industrials) 256,585
6,748 Bharat Forge Ltd. (Consumer
Discretionary) 139,023
17,292 Bharat Heavy Electricals Ltd.
(Industrials) 75,857
31,956 Bharat Petroleum Corp. Ltd.
(Energy) 100,275
40,981 Bharti Airtel Ltd.
(Communication Services) 788,992
1,230 Bharti Hexacom Ltd.
(Communication Services) 19,363
15,623 Billionbrains Garage Ventures
Ltd. (Financials)*
(a)
30,406
14,688 Biocon Ltd. (Health Care) 66,274
144 Bosch Ltd. (Consumer
Discretionary) 55,516
1,696 Britannia Industries Ltd.
(Consumer Staples) 92,914
3,267 BSE Ltd. (Financials)* 142,582

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
30,144 Canara Bank (Financials) $ 41,504
18,381 CG Power & Industrial
Solutions Ltd. (Industrials) 177,512
8,533 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 138,118
6,431 Cipla Ltd. (Health Care) 94,840
27,252 Coal India Ltd. (Energy) 131,355
1,884 Cochin Shipyard Ltd.
(Industrials)
(a)
29,101
5,622 Container Corp. Of India Ltd.
(Industrials) 27,438
1,986 Coromandel International Ltd.
(Materials) 36,659
2,256 Cummins India Ltd.
(Industrials) 139,658
9,395 Dabur India Ltd. (Consumer
Staples) 43,850
2,021 Dalmia Bharat Ltd. (Materials) 37,191
5,050 Delhivery Ltd. (Industrials)* 24,046
2,333 Divi's Laboratories Ltd. (Health
Care) 163,727
737 Dixon Technologies India Ltd.
(Consumer Discretionary) 89,402
15,305 DLF Ltd. (Real Estate) 95,149
8,516 Dr Reddy's Laboratories Ltd.
(Health Care) 116,848
2,134 Eicher Motors Ltd. (Consumer
Discretionary) 161,218
14,487 Embassy Office Parks REIT
(Real Estate) 65,141
79,159 Eternal Ltd. (Consumer
Discretionary)* 208,796
12,498 Exide Industries Ltd.
(Consumer Discretionary) 50,847
29,673 Federal Bank Ltd. (Financials) 90,253
7,847 Fortis Healthcare Ltd. (Health
Care) 76,690
17,018 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 46,988
38,893 GAIL India Ltd. (Utilities) 67,350
2,052 GE Vernova T&D India Ltd.
(Industrials) 111,210
3,865 General Insurance Corp. of
India (Financials)
(a)
15,511
1,018 Gland Pharma Ltd. (Health
Care)
(a)
24,111
1,232 GlaxoSmithKline
Pharmaceuticals Ltd. (Health
Care) 28,663
2,254 Glenmark Pharmaceuticals Ltd.
(Health Care) 53,975
58,069 GMR Airports Ltd.
(Industrials)* 61,351
1,301 Godfrey Phillips India Ltd.
(Consumer Staples) 31,262
3,596 Godrej Properties Ltd. (Real
Estate)* 66,723
6,180 Grasim Industries Ltd.
(Materials) 203,120
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,577 Gujarat Fluorochemicals Ltd.
(Materials) $ 60,241
7,501 Gujarat Gas Ltd. (Utilities) 31,674
3,321 Havells India Ltd. (Industrials) 41,138
7,915 HCL Technologies Ltd.
(Information Technology) 98,629
6,997 HDB Financial Services Ltd.
(Financials) 49,042
3,214 HDFC Asset Management Co.
Ltd. (Financials)
(a)
90,476
175,264 HDFC Bank Ltd. (Financials) 1,373,609
1,398 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
8,753
2,415 Hero MotoCorp Ltd. (Consumer
Discretionary) 124,639
22,310 Hindalco Industries Ltd.
(Materials) 264,597
2,761 Hindustan Aeronautics Ltd.
(Industrials) 125,082
15,942 Hindustan Petroleum Corp. Ltd.
(Energy) 66,092
8,418 Hindustan Unilever Ltd.
(Consumer Staples) 190,823
174 Hitachi Energy India Ltd.
(Industrials) 70,415
13,239 Housing & Urban Development
Corp. Ltd. (Financials) 28,361
87,933 ICICI Bank Ltd. (Financials) 1,162,937
3,919 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
73,933
126,426 IDFC First Bank Ltd.
(Financials) 94,913
4,027 Indian Bank (Financials) 35,310
18,124 Indian Hotels Co. Ltd.
(Consumer Discretionary) 124,817
47,145 Indian Oil Corp. Ltd. (Energy) 69,596
7,405 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 39,741
55,406 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
56,870
30,449 Indian Renewable Energy
Development Agency Ltd.
(Financials) 42,709
17,519 Indraprastha Gas Ltd. (Utilities) 29,592
20,326 Indus Towers Ltd.
(Communication Services)* 94,580
9,416 IndusInd Bank Ltd.
(Financials)* 90,627
43,337 Infosys Ltd. (Information
Technology) 529,578
1,798 InterGlobe Aviation Ltd.
(Industrials)
(a)
83,370
21,233 ITC Ltd. (Consumer Staples) 64,124
5,049 Jindal Stainless Ltd. (Materials) 36,411
6,325 Jindal Steel Ltd. (Materials) 80,374
59,492 Jio Financial Services Ltd.
(Financials) 149,638
897 JK Cement Ltd. (Materials) 48,825
6,396 JSW Energy Ltd. (Utilities) 40,063

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
10,688 JSW Infrastructure Ltd.
(Industrials) $ 30,973
19,428 JSW Steel Ltd. (Materials) 261,358
8,924 Jubilant Foodworks Ltd.
(Consumer Discretionary) 40,158
9,338 Kalyan Jewellers India Ltd.
(Consumer Discretionary) 34,900
785 Kaynes Technology India Ltd.
(Information Technology)* 25,893
66,154 Kotak Mahindra Bank Ltd.
(Financials) 267,541
6,198 KPIT Technologies Ltd.
(Information Technology) 50,364
12,360 L&T Finance Ltd. (Financials) 37,288
779 L&T Technology Services Ltd.
(Industrials)
(a)
28,146
10,920 Larsen & Toubro Ltd.
(Industrials) 468,583
6,527 Laurus Labs Ltd. (Health
Care)
(a)
93,577
6,137 Lenskart Solutions Ltd.
(Consumer Discretionary)* 33,841
7,356 Life Insurance Corp. of India
(Financials) 31,851
779 Linde India Ltd. (Materials) 59,077
1,572 Lloyds Metals & Energy Ltd.
(Materials)* 29,820
7,212 Lodha Developers Ltd. (Real
Estate)
(a)
71,217
3,992 Lupin Ltd. (Health Care) 95,291
9,578 Mahindra & Mahindra Financial
Services Ltd. (Financials) 30,614
15,202 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 487,360
1,535 MakeMyTrip Ltd. (Consumer
Discretionary)* 71,746
22,316 Malco Energy Ltd. (Utilities)*
(c)
28,429
1,840 Mankind Pharma Ltd. (Health
Care) 46,012
8,672 Marico Ltd. (Consumer Staples) 75,008
2,085 Maruti Suzuki India Ltd.
(Consumer Discretionary) 288,103
3,675 Max Financial Services Ltd.
(Financials)* 64,757
12,191 Max Healthcare Institute Ltd.
(Health Care) 123,848
948 Mazagon Dock Shipbuilders
Ltd. (Industrials) 24,513
14,295 Meesho Ltd. (Consumer
Discretionary)* 27,582
2,387 Motilal Oswal Financial
Services Ltd. (Financials) 22,099
35 MRF Ltd. (Consumer
Discretionary) 45,471
2,838 Multi Commodity Exchange of
India Ltd. (Financials) 88,262
1,771 Muthoot Finance Ltd.
(Financials) 62,319
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
21,822 National Aluminium Co. Ltd.
(Materials) $ 97,498
10,540 Nestle India Ltd. (Consumer
Staples) 157,712
87,646 NHPC Ltd. (Utilities) 72,765
2,841 Nippon Life India Asset
Management Ltd. (Financials)
(a)
32,902
57,267 NMDC Ltd. (Materials) 53,041
26,665 NTPC Green Energy Ltd.
(Utilities)* 29,056
72,229 NTPC Ltd. (Utilities) 294,162
3,772 Oberoi Realty Ltd. (Real Estate) 67,781
44,930 Oil & Natural Gas Corp. Ltd.
(Energy) 125,520
9,004 Oil India Ltd. (Energy) 45,129
6,662 One 97 Communications Ltd.
(Financials)* 78,457
985 Oracle Financial Services
Software Ltd. (Information
Technology) 103,311
87 Page Industries Ltd. (Consumer
Discretionary) 34,979
5,555 PB Fintech Ltd. (Financials)* 99,551
2,263 Persistent Systems Ltd.
(Information Technology) 123,734
9,934 Petronet LNG Ltd. (Energy) 28,343
3,358 Phoenix Mills Ltd. (The) (Real
Estate) 62,607
1,337 PI Industries Ltd. (Materials) 39,054
4,236 Pidilite Industries Ltd.
(Materials) 66,117
725 Polycab India Ltd. (Industrials) 72,328
31,089 Power Finance Corp. Ltd.
(Financials) 140,260
75,197 Power Grid Corp. of India Ltd.
(Utilities) 229,984
287 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 29,156
63,582 Punjab National Bank
(Financials) 70,978
9,407 Rail Vikas Nigam Ltd.
(Industrials) 24,305
28,114 REC Ltd. (Financials) 99,923
96,581 Reliance Industries Ltd.
(Energy) 1,343,188
51,110 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 78,408
7,383 SBI Cards & Payment Services
Ltd. (Financials) 48,526
7,407 SBI Life Insurance Co. Ltd.
(Financials)
(a)
142,690
1,420 Schaeffler India Ltd. (Consumer
Discretionary) 61,713
23,308 Shriram Finance Ltd.
(Financials) 232,381
1,481 Siemens Energy India Ltd.
(Industrials) 60,364

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,654 Siemens Ltd. (Industrials)* $ 66,926
404 Solar Industries India Ltd.
(Materials) 77,598
9,586 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
61,295
29,658 State Bank of India (Financials) 301,076
16,868 Steel Authority of India Ltd.
(Materials) 36,288
18,394 Sun Pharmaceutical Industries
Ltd. (Health Care) 348,363
1,015 Supreme Industries Ltd.
(Industrials) 37,918
179,564 Suzlon Energy Ltd.
(Industrials)* 107,719
22,316 Talwani Sabo Power Ltd.
(Utilities)*
(c)
28,430
2,012 Tata Communications Ltd.
(Communication Services) 41,617
10,393 Tata Consultancy Services Ltd.
(Information Technology) 247,124
9,998 Tata Consumer Products Ltd.
(Consumer Staples) 124,017
1,174 Tata Elxsi Ltd. (Information
Technology) 52,959
3,993 Tata Investment Corp. Ltd.
(Financials) 29,008
33,649 Tata Motors Ltd. (Industrials)* 134,419
5,789 Tata Motors Passenger Vehicles
Ltd. (Consumer Discretionary) 24,003
28,197 Tata Power Co. Ltd. (The)
(Utilities) 124,883
121,959 Tata Steel Ltd. (Materials) 267,052
9,513 Tata Technologies Ltd.
(Information Technology) 70,626
10,821 Tech Mahindra Ltd.
(Information Technology) 169,024
708 Thermax Ltd. (Industrials) 37,134
6,508 Titan Co. Ltd. (Consumer
Discretionary) 279,152
1,538 Torrent Pharmaceuticals Ltd.
(Health Care) 71,409
3,202 Torrent Power Ltd. (Utilities) 47,872
3,012 Trent Ltd. (Consumer
Discretionary) 133,923
2,055 Tube Investments of India Ltd.
(Consumer Discretionary) 67,953
4,634 TVS Motor Co. Ltd. (Consumer
Discretionary) 163,688
1,911 UltraTech Cement Ltd.
(Materials) 230,969
24,633 Union Bank of India Ltd.
(Financials) 43,530
2,003 United Breweries Ltd.
(Consumer Staples) 27,831
4,941 United Spirits Ltd. (Consumer
Staples) 66,053
2,969 UNO Minda Ltd. (Consumer
Discretionary) 34,431
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
28,264 Varun Beverages Ltd.
(Consumer Staples) $ 157,088
22,316 Vedanta Aluminium Metal Ltd.
(Materials)*
(c)
28,429
12,733 Vedanta Ltd. (Materials) 47,260
22,316 Vedanta Ltd. (Materials)*
(c)
28,429
47,210 Vishal Mega Mart Ltd.
(Consumer Discretionary)* 60,513
427,328 Vodafone Idea Ltd.
(Communication Services)* 62,930
3,832 Voltas Ltd. (Industrials) 50,248
611 WAAREE Energies Ltd.
(Information Technology) 20,200
262,944 Yes Bank Ltd. (Financials)* 64,075
4,059 Zydus Lifesciences Ltd. (Health
Care) 46,046
24,677,212
Indonesia – 0.2%
69,400 Adaro Andalan Indonesia PT
(Energy) 32,622
369,267 Alamtri Minerals Indonesia Tbk
PT (Materials) 31,616
260,900 Alamtri Resources Indonesia
Tbk PT (Energy) 33,580
280,200 Aneka Tambang Tbk (Materials) 45,472
59,259 Astra International Tbk PT
(Industrials) 16,581
589,006 Bank Central Asia Tbk PT
(Financials) 187,875
246,127 Bank Mandiri Persero Tbk PT
(Financials) 56,195
645,300 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 106,527
421,170 Barito Pacific Tbk PT
(Materials)* 45,723
143,900 Barito Renewables Energy Tbk
PT (Utilities)* 26,574
197,624 Chandra Asri Pacific Tbk PT
(Materials) 19,740
492,600 Chandra Daya Investasi Tbk PT
(Utilities) 23,431
338,100 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 80,788
145,700 Ekamas Mora Republik Tbk PT
(Communication Services)* 56,258
657,700 Elang Mahkota Teknologi Tbk
PT (Communication Services) 22,635
26,597,900 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 74,420
254,900 Impack Pratama Industri Tbk
PT (Materials)* 26,032
205,300 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 81,569
3,279 Jardine Matheson Holdings Ltd.
(Industrials) 217,660
1,297,000 Kalbe Farma Tbk PT (Health
Care) 55,886
380,100 Merdeka Copper Gold Tbk PT
(Materials)* 55,090

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
131,300 Merdeka Gold Resources Tbk
PT (Materials)* $ 57,311
87,219 Pantai Indah Kapuk Dua Tbk
PT (Real Estate)* 35,995
278,000 Petrindo Jaya Kreasi Tbk PT
(Energy)* 9,801
92,400 Petrosea Tbk PT (Materials)* 24,147
870,000 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 55,988
223,688 Telkom Indonesia Persero Tbk
PT (Communication Services) 37,928
45,300 Transcoal Pacific Tbk PT
(Industrials) 27,504
324,600 Unilever Indonesia Tbk PT
(Consumer Staples) 31,061
41,764 United Tractors Tbk PT
(Energy) 53,578
1,629,587
Ireland – 0.2%
33,920 AIB Group PLC (Financials) 399,788
15,619 Bank of Ireland Group PLC
(Financials) 317,781
2,380 Kerry Group PLC, Class A
(Consumer Staples) 203,996
2,544 Kingspan Group PLC
(Industrials) 233,342
1,154,907
Israel – 1.0%
3,066 Airport City Ltd. (Real Estate)* 59,123
3,368 Amot Investments Ltd. (Real
Estate) 22,754
607 Azrieli Group Ltd. (Real Estate) 101,396
21,396 Bank Hapoalim BM
(Financials) 553,322
24,346 Bank Leumi Le-Israel BM
(Financials) 621,014
53,626 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 153,220
257 Big Shopping Centers Ltd.
(Real Estate) 70,377
412 Camtek Ltd. (Information
Technology)* 73,040
1,116 Cellebrite DI Ltd. (Information
Technology)* 16,439
1,205 Check Point Software
Technologies Ltd. (Information
Technology)* 162,735
1,060 Clal Insurance Enterprises
Holdings Ltd. (Financials) 107,117
156 Delek Group Ltd. (Energy) 48,228
1,594 Doral Group Renewable Energy
Resources Ltd. (Utilities)* 59,076
439 Elbit Systems Ltd. (Industrials) 396,650
4,046 Energix -Renewable Energies
Ltd. (Utilities) 41,810
1,927 Enlight Renewable Energy Ltd.
(Utilities)* 208,822
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
992 Etoro Group Ltd., Class A
(Financials)* $ 41,644
103 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 31,376
860 First International Bank Of
Israel Ltd. (The) (Financials) 73,562
1,903 Global-e Online Ltd. (Consumer
Discretionary)* 58,308
1,719 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 109,758
11,047 ICL Group Ltd. (Materials) 73,293
59 Israel Corp. Ltd. (Materials) 19,579
20,006 Israel Discount Bank Ltd., Class
A (Financials) 223,435
403 Mega Or Holdings Ltd. (Real
Estate) 98,110
409 Melisron Ltd. (Real Estate) 64,849
292 Menora Mivtachim Holdings
Ltd. (Financials) 54,485
7,826 Migdal Insurance & Financial
Holdings Ltd. (Financials)* 53,347
9,372 Mivne Real Estate KD Ltd.
(Real Estate) 48,240
2,501 Mizrahi Tefahot Bank Ltd.
(Financials) 193,321
1,165 Next Vision Stabilized Systems
Ltd. (Information Technology) 124,668
1,321 Nice Ltd. (Information
Technology)* 117,848
477 Nova Ltd. (Information
Technology)* 250,627
2,440 OPC Energy Ltd. (Utilities)* 107,750
3,757 Phoenix Financial Ltd.
(Financials) 251,141
1,091 Plus500 Ltd. (Financials) 65,178
2,213 Shapir Engineering and Industry
Ltd. (Industrials)* 36,106
10,042 Shikun & Binui Ltd.
(Industrials)*
(b)
77,766
6,535 Shufersal Ltd. (Consumer
Staples) 113,686
780 Strauss Group Ltd. (Consumer
Staples) 33,721
1,390 Tel Aviv Stock Exchange Ltd.
(Financials) 84,041
18,517 Teva Pharmaceutical Industries
Ltd. (Health Care)* 649,940
1,827 Tower Semiconductor Ltd.
(Information Technology)* 525,072
878 Wix.com Ltd. (Information
Technology)* 49,221
6,325,195
Italy – 1.9%
25,423 A2A SpA (Utilities) 66,722
3,372 Banca Mediolanum SpA
(Financials) 77,952
30,272 Banca Monte dei Paschi di
Siena SpA (Financials) 325,988

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
18,003 Banco BPM SpA (Financials) $ 283,301
23,311 BPER Banca SpA (Financials) 316,042
7,646 Davide Campari-Milano NV
(Consumer Staples) 49,984
124,443 Enel SpA (Utilities) 1,397,732
32,538 Eni SpA (Energy) 855,470
1,979 Ferrari NV (Consumer
Discretionary) 681,734
9,992 FinecoBank Banca Fineco SpA
(Financials) 244,397
14,648 Generali (Financials) 661,689
6,692 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)
52,166
236,949 Intesa Sanpaolo SpA
(Financials) 1,605,681
6,547 Leonardo SpA (Industrials) 415,770
3,781 Moncler SpA (Consumer
Discretionary) 246,468
7,453 Poste Italiane SpA (Financials) 220,563
11,000 PRADA SpA (Consumer
Discretionary) 51,481
4,625 Prysmian SpA (Industrials) 798,778
2,154 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 129,451
8,452 Ryanair Holdings PLC ADR
(Industrials) 513,712
33,478 Snam SpA (Utilities) 244,795
266,262 Telecom Italia SpA
(Communication Services)* 226,449
22,941 Terna - Rete Elettrica Nazionale
(Utilities) 263,748
22,728 UniCredit SpA (Financials) 1,969,028
5,326 Unipol Assicurazioni SpA
(Financials) 132,010
11,831,111
Japan – 14.7%
3,322 ABC-Mart, Inc. (Consumer
Discretionary) 54,925
5,922 Acom Co. Ltd. (Financials) 17,391
11,885 Advantest Corp. (Information
Technology) 1,953,832
39,108 Aeon Co. Ltd. (Consumer
Staples) 341,848
1,682 AGC, Inc. (Industrials) 73,307
8,160 Aisin Corp. (Consumer
Discretionary) 123,715
15,282 Ajinomoto Co., Inc. (Consumer
Staples) 494,584
1,116 Alfresa Holdings Corp. (Health
Care) 15,668
5,882 ALSOK Co. Ltd. (Industrials) 41,605
4,912 Amada Co. Ltd. (Industrials) 93,001
2,022 ANA Holdings, Inc.
(Industrials)
(b)
37,959
15,021 Asahi Group Holdings Ltd.
(Consumer Staples) 143,756
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
5,344 Asahi Intecc Co. Ltd. (Health
Care) $ 126,424
20,155 Asahi Kasei Corp. (Materials) 226,252
11,512 Asics Corp. (Consumer
Discretionary) 350,227
29,174 Astellas Pharma, Inc. (Health
Care) 418,395
7,584 Azbil Corp. (Information
Technology) 79,203
10,332 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 236,314
2,145 BayCurrent , Inc. (Industrials) 75,673
18,016 Bridgestone Corp. (Consumer
Discretionary) 389,654
4,177 Brother Industries Ltd.
(Information Technology) 98,475
14,425 Canon, Inc. (Information
Technology) 383,120
3,058 Capcom Co. Ltd.
(Communication Services) 57,937
12,375 Central Japan Railway Co.
(Industrials) 270,448
10,344 Chiba Bank Ltd. (The)
(Financials) 151,141
10,626 Chubu Electric Power Co., Inc.
(Utilities) 195,245
10,424 Chugai Pharmaceutical Co. Ltd.
(Health Care) 516,780
1,931 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 42,904
634 Cosmos Pharmaceutical Corp.
(Consumer Staples) 23,944
6,767 CyberAgent , Inc.
(Communication Services) 54,985
6,690 Dai Nippon Printing Co. Ltd.
(Industrials) 116,431
5,381 Daifuku Co. Ltd. (Industrials) 247,129
57,040 Daiichi Life Group, Inc.
(Financials) 586,202
24,089 Daiichi Sankyo Co. Ltd. (Health
Care) 408,646
4,257 Daikin Industries Ltd.
(Industrials) 622,679
4,980 Daito Trust Construction Co.
Ltd. (Real Estate) 99,231
9,398 Daiwa House Industry Co. Ltd.
(Real Estate) 255,864
66 Daiwa House REIT Investment
Corp. REIT (Real Estate) 50,001
21,366 Daiwa Securities Group, Inc.
(Financials) 201,393
29,689 Denso Corp. (Consumer
Discretionary) 355,843
4,804 Dentsu Group, Inc.
(Communication Services)* 90,714
1,481 Disco Corp. (Information
Technology) 605,555

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
17,464 East Japan Railway Co.
(Industrials) $ 374,315
7,567 Ebara Corp. (Industrials) 270,138
4,597 Eisai Co. Ltd. (Health Care) 115,048
2,791 Electric Power Development Co.
Ltd. (Utilities) 70,428
43,410 ENEOS Holdings, Inc. (Energy) 356,001
15,027 FANUC Corp. (Industrials) 744,978
2,874 Fast Retailing Co. Ltd.
(Consumer Discretionary) 1,486,377
1,800 Food & Life Cos. Ltd.
(Consumer Discretionary) 122,966
2,262 Fuji Electric Co. Ltd.
(Industrials) 219,394
2,200 Fuji Media Holdings, Inc.
(Communication Services)
(b)
52,157
16,037 FUJIFILM Holdings Corp.
(Information Technology) 334,662
23,400 Fujikura Ltd. (Industrials) 701,309
29,473 Fujitsu Ltd. (Information
Technology) 623,563
3,040 Fukuoka Financial Group, Inc.
(Financials) 125,198
1,100 Furukawa Electric Co. Ltd.
(Industrials) 359,734
79 GLP J REIT (Real Estate) 66,350
729 GMO Payment Gateway, Inc.
(Financials) 40,111
8,200 Hachijuni Nagano Bank Ltd.
(Financials) 119,685
9,642 Hamamatsu Photonics KK
(Information Technology) 173,409
3,923 Hankyu Hanshin Holdings, Inc.
(Industrials) 115,406
4,130 Haseko Corp. (Consumer
Discretionary) 70,373
219 Hikari Tsushin, Inc. (Industrials) 50,282
986 Hirose Electric Co. Ltd.
(Information Technology) 174,822
1,416 Hitachi Construction Machinery
Co. Ltd. (Industrials) 46,245
70,531 Hitachi Ltd. (Industrials) 2,288,857
50,235 Honda Motor Co. Ltd.
(Consumer Discretionary) 458,360
2,297 Hoshizaki Corp. (Industrials) 76,014
5,456 Hoya Corp. (Health Care) 928,127
8,433 Hulic Co. Ltd. (Real Estate) 90,004
4,138 Ibiden Co. Ltd. (Information
Technology) 597,864
13,087 Idemitsu Kosan Co. Ltd.
(Energy) 114,971
16,745 IHI Corp. (Industrials) 291,005
2,256 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 30,214
13,804 Inpex Corp. (Energy) 312,517
7,230 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 154,238
10,931 Isuzu Motors Ltd. (Consumer
Discretionary) 161,263
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
100,715 ITOCHU Corp. (Industrials) $ 1,224,536
4,142 J Front Retailing Co. Ltd.
(Consumer Discretionary) 56,410
1,333 Japan Airlines Co. Ltd.
(Industrials) 22,940
16,866 Japan Exchange Group, Inc.
(Financials) 206,706
116 Japan Metropolitan Fund Invest
REIT (Real Estate) 81,977
22,202 Japan Post Bank Co. Ltd.
(Financials) 428,029
28,192 Japan Post Holdings Co. Ltd.
(Financials) 366,236
8,835 Japan Post Insurance Co. Ltd.
(Financials) 79,337
115 Japan Real Estate Investment
Corp. REIT (Real Estate) 82,571
18,110 Japan Tobacco, Inc. (Consumer
Staples) 701,579
1,202 JFE Holdings, Inc. (Materials)
(b)
12,840
8,800 JX Advanced Metals Corp.
(Materials) 217,195
7,050 Kajima Corp. (Industrials) 261,602
2,000 Kandenko Co. Ltd. (Industrials) 82,141
14,679 Kansai Electric Power Co., Inc.
(The) (Utilities)
(b)
215,358
5,606 Kao Corp. (Consumer Staples) 215,344
12,980 Kawasaki Heavy Industries Ltd.
(Industrials) 255,784
5,902 Kawasaki Kisen Kaisha Ltd.
(Industrials)
(b)
93,429
49,486 KDDI Corp. (Communication
Services) 851,293
11,500 Keio Corp. (Industrials) 53,306
7,869 Keisei Electric Railway Co. Ltd.
(Industrials) 53,930
1,711 Kewpie Corp. (Consumer
Staples) 43,283
3,055 Keyence Corp. (Information
Technology) 1,537,383
12,769 Kikkoman Corp. (Consumer
Staples) 111,736
1,800 Kinden Corp. (Industrials) 81,175
240 Kintetsu Group Holdings Co.
Ltd. (Industrials) 5,408
2,700 Kioxia Holdings Corp.
(Information Technology)* 1,116,873
14,751 Kirin Holdings Co. Ltd.
(Consumer Staples) 251,904
2,347 Kobe Bussan Co. Ltd.
(Consumer Staples) 39,969
6,000 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 55,820
1,480 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 26,004
3,550 Kokusai Electric Corp.
(Information Technology) 183,109
14,490 Komatsu Ltd. (Industrials) 598,660

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,589 Konami Group Corp.
(Communication Services) $ 188,955
15,458 Kubota Corp. (Industrials) 275,970
4,789 Kuraray Co. Ltd. (Materials) 49,352
1,868 Kurita Water Industries Ltd.
(Industrials) 102,711
22,110 Kyocera Corp. (Information
Technology) 483,756
4,800 Kyoto Financial Group, Inc.
(Financials) 133,245
4,500 Kyowa Kirin Co. Ltd. (Health
Care) 70,812
7,675 Kyushu Electric Power Co., Inc.
(Utilities) 79,021
2,134 Kyushu Railway Co.
(Industrials) 47,214
1,302 Lasertec Corp. (Information
Technology) 328,219
2,900 Lixil Corp. (Industrials) 30,723
55,029 LY Corp. (Communication
Services) 144,253
6,792 M3, Inc. (Health Care) 60,756
3,878 Makita Corp. (Industrials) 134,813
23,759 Marubeni Corp. (Industrials) 775,499
2,578 Marui Group Co. Ltd.
(Financials) 44,179
5,902 MatsukiyoCocokara & Co.
(Consumer Staples) 84,179
12,358 Mazda Motor Corp. (Consumer
Discretionary) 89,159
1,417 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 69,341
14,376 Mebuki Financial Group, Inc.
(Financials) 120,063
3,048 Medipal Holdings Corp. (Health
Care) 52,597
3,822 MEIJI Holdings Co. Ltd.
(Consumer Staples) 90,466
5,433 MINEBEA MITSUMI, Inc.
(Industrials) 155,697
4,727 MISUMI Group, Inc.
(Industrials) 112,036
14,666 Mitsubishi Chemical Group
Corp. (Materials) 105,672
54,399 Mitsubishi Corp. (Industrials) 1,730,831
31,556 Mitsubishi Electric Corp.
(Industrials) 1,299,983
18,831 Mitsubishi Estate Co. Ltd. (Real
Estate) 479,795
5,609 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 195,376
13,827 Mitsubishi HC Capital, Inc.
(Financials) 113,046
50,817 Mitsubishi Heavy Industries
Ltd. (Industrials) 1,214,960
5,671 Mitsubishi Motors Corp.
(Consumer Discretionary) 13,234
186,481 Mitsubishi UFJ Financial
Group, Inc. (Financials) 3,513,138
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
39,265 Mitsui & Co. Ltd. (Industrials) $ 1,304,805
4,204 Mitsui Chemicals, Inc.
(Materials) 57,611
44,090 Mitsui Fudosan Co. Ltd. (Real
Estate) 423,894
1,000 Mitsui Kinzoku Co. Ltd.
(Materials) 324,329
5,503 Mitsui OSK Lines Ltd.
(Industrials)
(b)
189,298
39,921 Mizuho Financial Group, Inc.
(Financials) 1,804,332
4,001 MonotaRO Co. Ltd.
(Industrials) 47,477
21,201 MS&AD Insurance Group
Holdings, Inc. (Financials) 570,945
27,429 Murata Manufacturing Co. Ltd.
(Information Technology) 1,658,422
20,295 NEC Corp. (Information
Technology) 523,088
5,203 Nexon Co. Ltd.
(Communication Services) 73,213
3,904 NGK Corp. (Industrials) 154,895
1,411 NH Foods Ltd. (Consumer
Staples) 54,121
3,514 Nichirei Corp. (Consumer
Staples) 40,219
14,736 NIDEC Corp. (Industrials)* 258,452
5,009 Nikon Corp. (Consumer
Discretionary) 58,038
18,620 Nintendo Co. Ltd.
(Communication Services) 836,081
98 Nippon Building Fund, Inc.
REIT (Real Estate) 78,430
3,619 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 119,557
14,774 Nippon Paint Holdings Co. Ltd.
(Materials) 98,051
116 Nippon Prologis REIT, Inc.
REIT (Real Estate) 62,157
3,008 Nippon Sanso Holdings Corp.
(Materials) 116,851
57,000 Nippon Steel Corp.
(Materials)
(b)
202,878
2,689 Nippon Television Holdings,
Inc. (Communication Services) 47,964
6,612 Nippon Yusen KK
(Industrials)
(b)
220,677
2,369 Nissan Chemical Corp.
(Materials) 111,746
4,245 Nisshin Seifun Group, Inc.
(Consumer Staples) 52,399
3,028 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 50,901
2,591 Niterra Co. Ltd. (Consumer
Discretionary) 165,447
3,700 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 60,861
11,390 Nitto Denko Corp. (Materials) 213,969

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
49,283 Nomura Holdings, Inc.
(Financials) $ 397,818
8,575 Nomura Real Estate Holdings,
Inc. (Real Estate) 48,997
3,850 Nomura Research Institute Ltd.
(Information Technology) 121,457
861,043 NTT, Inc. (Communication
Services) 808,631
10,785 Obayashi Corp. (Industrials) 219,846
478 OBIC Business Consultants Co.
Ltd. (Information Technology) 18,368
7,305 Obic Co. Ltd. (Information
Technology) 183,049
5,500 Odakyu Electric Railway Co.
Ltd. (Industrials) 55,884
18,926 Oji Holdings Corp. (Materials) 92,995
20,430 Olympus Corp. (Health Care) 229,146
3,100 Omron Corp. (Information
Technology) 111,856
4,505 Ono Pharmaceutical Co. Ltd.
(Health Care) 67,707
1,243 Open House Group Co. Ltd.
(Consumer Discretionary) 67,510
11,404 Oriental Land Co. Ltd.
(Consumer Discretionary) 164,444
18,496 ORIX Corp. (Financials) 724,666
90 Orix JREIT, Inc. REIT (Real
Estate) 54,331
5,924 Osaka Gas Co. Ltd. (Utilities) 199,501
5,151 Otsuka Corp. (Information
Technology) 93,481
7,155 Otsuka Holdings Co. Ltd.
(Health Care) 526,546
30,830 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 170,079
38,200 Panasonic Holdings Corp.
(Consumer Discretionary) 887,870
35,183 Persol Holdings Co. Ltd.
(Industrials) 53,573
1,400 Rakuten Bank Ltd. (Financials)* 40,921
23,385 Rakuten Group, Inc. (Consumer
Discretionary)* 109,485
22,819 Recruit Holdings Co. Ltd.
(Industrials) 1,515,151
27,342 Renesas Electronics Corp.
(Information Technology) 772,907
35,328 Resona Holdings, Inc.
(Financials) 452,613
2,938 Resonac Holdings Corp.
(Materials) 345,495
498 Ricoh Co. Ltd. (Information
Technology) 4,563
1,709 Rinnai Corp. (Consumer
Discretionary) 36,426
5,533 Rohm Co. Ltd. (Information
Technology) 189,705
5,069 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 75,817
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
8,452 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) $ 206,163
13,000 Sanrio Co. Ltd. (Consumer
Discretionary) 69,920
5,154 Santen Pharmaceutical Co. Ltd.
(Health Care) 62,017
4,100 Sanwa Holdings Corp.
(Industrials) 93,878
9,820 SBI Holdings, Inc. (Financials) 179,510
8,100 SBI Shinsei Bank Ltd
(Financials) 71,134
2,696 SCREEN Holdings Co. Ltd.
(Information Technology) 188,325
6,900 Secom Co. Ltd. (Industrials) 275,237
3,770 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 54,718
3,604 Seibu Holdings, Inc.
(Industrials) 63,832
5,369 Seiko Epson Corp. (Information
Technology) 98,736
5,066 Sekisui Chemical Co. Ltd.
(Industrials) 72,908
11,020 Sekisui House Ltd. (Consumer
Discretionary) 232,113
31,228 Seven & i Holdings Co. Ltd.
(Consumer Staples) 364,775
2,254 Shimadzu Corp. (Information
Technology) 53,451
2,352 Shimamura Co. Ltd. (Consumer
Discretionary) 48,639
1,504 Shimano, Inc. (Consumer
Discretionary) 155,936
8,806 Shimizu Corp. (Industrials) 148,334
27,363 Shin-Etsu Chemical Co. Ltd.
(Materials) 1,333,514
12,419 Shionogi & Co. Ltd. (Health
Care) 234,041
6,504 Shiseido Co. Ltd. (Consumer
Staples) 114,828
7,411 Shizuoka Financial Group, Inc.
(Financials) 133,658
936 SMC Corp. (Industrials) 406,351
456,440 SoftBank Corp.
(Communication Services) 617,322
60,812 SoftBank Group Corp.
(Communication Services) 2,861,629
3,412 Sojitz Corp. (Industrials) 115,548
14,786 Sompo Holdings, Inc.
(Financials) 553,395
98,245 Sony Group Corp. (Consumer
Discretionary) 2,125,484
4,289 Square Enix Holdings Co. Ltd.
(Communication Services) 68,906
7,093 Subaru Corp. (Consumer
Discretionary) 108,808
1,700 Sugi Holdings Co. Ltd.
(Consumer Staples) 29,394
28,479 Sumitomo Chemical Co. Ltd.
(Materials) 109,164

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
17,356 Sumitomo Corp. (Industrials) $ 773,982
11,914 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 941,879
1,904 Sumitomo Heavy Industries
Ltd. (Industrials) 62,458
4,257 Sumitomo Metal Mining Co.
Ltd. (Materials) 243,162
61,754 Sumitomo Mitsui Financial
Group, Inc. (Financials) 2,257,344
10,549 Sumitomo Mitsui Trust Group,
Inc. (Financials) 362,744
13,534 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 316,012
2,908 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 38,015
2,400 Sundrug Co. Ltd. (Consumer
Staples) 54,682
1,780 Suntory Beverage & Food Ltd.
(Consumer Staples) 48,405
28,174 Suzuki Motor Corp. (Consumer
Discretionary) 349,277
5,612 Sysmex Corp. (Health Care) 49,249
8,474 T&D Holdings, Inc. (Financials) 223,255
2,671 Taisei Corp. (Industrials) 235,069
24,972 Takeda Pharmaceutical Co. Ltd.
(Health Care) 802,856
2,136 TBS Holdings, Inc.
(Communication Services) 77,945
31,010 TDK Corp. (Information
Technology) 800,233
23,061 Terumo Corp. (Health Care) 347,820
4,914 TIS, Inc. (Information
Technology) 104,367
4,800 Tobu Railway Co. Ltd.
(Industrials) 83,915
8,945 Toho Co. Ltd. (Communication
Services) 69,058
7,662 Tohoku Electric Power Co., Inc.
(Utilities) 48,444
28,499 Tokio Marine Holdings, Inc.
(Financials) 1,273,047
2,724 Tokyo Century Corp.
(Financials) 40,418
24,357 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 86,402
7,314 Tokyo Electron Ltd.
(Information Technology) 2,408,442
5,260 Tokyo Gas Co. Ltd. (Utilities) 210,810
5,300 Tokyo Metro Co. Ltd.
(Industrials) 48,675
1,900 Tokyo Ohka Kogyo Co. Ltd.
(Materials) 131,409
6,648 Tokyu Corp. (Industrials) 66,693
9,675 Tokyu Fudosan Holdings Corp.
(Real Estate) 80,164
4,319 TOPPAN Holdings, Inc.
(Industrials) 123,772
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
23,424 Toray Industries, Inc.
(Materials) $ 175,397
4,979 Tosoh Corp. (Materials) 86,012
2,537 TOTO Ltd. (Industrials) 122,364
1,517 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 106,349
174,081 Toyota Motor Corp. (Consumer
Discretionary) 3,326,556
10,810 Toyota Tsusho Corp.
(Industrials) 470,590
2,946 Trend Micro, Inc. (Information
Technology) 111,222
19,695 Unicharm Corp. (Consumer
Staples) 117,311
52 United Urban Investment Corp.
REIT (Real Estate) 52,983
5,596 USS Co. Ltd. (Consumer
Discretionary) 61,781
2,101 West Japan Railway Co.
(Industrials) 34,691
4,610 Yakult Honsha Co. Ltd.
(Consumer Staples) 77,654
10,083 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 39,555
82 Yamaha Corp. (Consumer
Discretionary) 595
18,740 Yamaha Motor Co. Ltd.
(Consumer Discretionary)
(b)
154,332
4,419 Yamato Holdings Co. Ltd.
(Industrials) 50,466
2,200 Yamazaki Baking Co. Ltd.
(Consumer Staples) 43,284
3,800 Yaskawa Electric Corp.
(Industrials) 172,061
3,681 Yokogawa Electric Corp.
(Information Technology) 115,640
17,927 Yokohama Financial Group, Inc.
(Financials) 182,829
2,083 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 93,937
1,921 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 97,166
9,729 ZOZO, Inc. (Consumer
Discretionary) 60,517
93,634,612
Kuwait – 0.2%
18,680 Al Ahli Bank of Kuwait KSCP
(Financials) 16,724
30,662 Boubyan Bank KSCP
(Financials) 64,911
23,230 Burgan Bank SAK (Financials) 14,716
42,151 Gulf Bank KSCP (Financials) 47,682
219,343 Kuwait Finance House KSCP
(Financials) 552,966
12,504 Mabanee Co KPSC (Real
Estate) 39,888
52,433 Mobile Telecommunications
Co. KSCP (Communication
Services) 101,341

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Kuwait – (continued)
141,275 National Bank of Kuwait SAKP
(Financials) $ 388,575
45,121 Warba Bank KSCP (Financials) 40,542
1,267,345
Luxembourg – 0.1%
6,895 ArcelorMittal (Materials) 477,296
4,662 CVC Capital Partners PLC
(Financials)
(a)
74,750
2,212 Reinet Investments SCA
(Financials) 66,946
618,992
Macau – 0.0%
36,890 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 147,421
21,600 MGM China Holdings Ltd.
(Consumer Discretionary) 29,627
40,289 Sands China Ltd. (Consumer
Discretionary) 78,806
255,854
Mexico – 0.6%
264,472 America Movil SAB de CV,
Series B (Communication
Services) 335,224
12,247 Arca Continental SAB de CV
(Consumer Staples) 158,997
247,169 Cemex SAB de CV, Series CPO
(Materials) 325,407
8,726 Coca-Cola Femsa SAB de CV
(Consumer Staples) 94,300
3,079 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 18,152
47,677 Fibra Uno Administracion SA
de CV REIT (Real Estate) 82,482
28,509 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 339,705
3,013 Fresnillo PLC (Materials) 133,457
2,818 Gruma SAB de CV, Class B
(Consumer Staples) 47,250
6,150 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 144,811
2,972 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 88,089
10,100 Grupo Carso SAB de CV, Series
A1 (Industrials) 80,079
13,508 Grupo Comercial Chedraui SA
de CV (Consumer Staples)
(b)
75,895
47,110 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 491,150
32,544 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 80,886
51,092 Grupo Mexico SAB de CV,
Series B (Materials) 634,166
3,118 Industrias Penoles SAB de CV
(Materials) 181,302
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
26,629 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) $ 58,968
17,828 Prologis Property Mexico SA de
CV REIT (Real Estate) 85,701
3,090 Promotora y Operadora de
Infraestructura SAB de CV
(Industrials) 49,746
52,875 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 159,775
3,665,542
Netherlands – 2.6%
9,383 ABN AMRO Bank NV
(Financials) 373,597
374 Adyen NV (Financials)*
(a)
409,948
1,036 Argenx SE ADR (Health Care)* 866,086
751 ASM International NV
(Information Technology) 787,340
6,221 ASML Holding NV
(Information Technology) 10,053,097
1,568 EXOR NV (Financials) 122,504
2,445 Heineken Holding NV
(Consumer Staples) 176,613
3,521 Heineken NV (Consumer
Staples) 275,538
46,501 ING Groep NV (Financials) 1,448,859
15,392 Koninklijke Ahold Delhaize NV
(Consumer Staples) 649,675
53,307 Koninklijke KPN NV
(Communication Services) 277,815
14,397 Koninklijke Philips NV (Health
Care) 384,229
3,397 Nebius Group NV (Information
Technology)* 785,013
12,883 Universal Music Group NV
(Communication Services) 293,160
16,903,474
New Zealand – 0.1%
11,222 a2 Milk Co. Ltd. (The)
(Consumer Staples) 44,007
26,793 Auckland International Airport
Ltd. (Industrials) 132,659
14,750 Contact Energy Ltd. (Utilities) 84,246
8,961 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 200,059
22,554 Infratil Ltd. (Financials) 212,809
726 Mercury NZ Ltd. (Utilities) 3,021
23,179 Meridian Energy Ltd. (Utilities) 81,459
24,950 Spark New Zealand Ltd.
(Communication Services) 29,278
1,205 Xero Ltd. (Information
Technology)* 65,172
852,710
Nigeria – 0.0%
10,707 Airtel Africa PLC
(Communication Services)
(a)
50,889

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – 0.5%
367 Aker ASA, Class A (Industrials) $ 49,515
5,098 Aker BP ASA (Energy) 183,601
23,560 AutoStore Holdings Ltd.
(Industrials)*
(a)
33,547
13,388 DNB Bank ASA (Financials) 416,635
13,736 Equinor ASA (Energy) 498,412
2,375 Frontline PLC (Energy) 81,265
2,960 Gjensidige Forsikring ASA
(Financials) 81,859
6,833 Kongsberg Gruppen ASA
(Industrials) 245,716
4,068 Leroy Seafood Group ASA
(Consumer Staples) 19,249
7,113 Mowi ASA (Consumer Staples) 157,122
2,729 Nordic Semiconductor ASA
(Information Technology)* 59,218
20,707 Norsk Hydro ASA (Materials) 253,815
12,252 Orkla ASA (Consumer Staples) 129,549
886 Protector Forsikring ASA
(Financials) 43,824
1,067 Salmar ASA (Consumer
Staples) 66,376
1,676 SpareBank 1 SMN (Financials) 34,840
2,826 SpareBank 1 Sor-Norge ASA
(Financials) 58,753
2,380 Sparebanken Norge (Financials) 49,042
6,550 Storebrand ASA (Financials) 124,756
9,913 Telenor ASA (Communication
Services) 162,190
4,376 TOMRA Systems ASA
(Industrials) 46,010
12,585 Var Energi ASA (Energy) 62,045
2,575 Vend Marketplaces ASA, Class
B (Communication Services) 68,424
1,582 Wallenius Wilhelmsen ASA
(Industrials) 20,333
2,946,096
Philippines – 0.1%
22,500 Aboitiz Power Corp. (Utilities) 15,707
6,490 Ayala Corp. (Industrials) 46,001
152,700 Ayala Land, Inc. (Real Estate) 36,144
9,466 BDO Unibank, Inc. (Financials) 17,534
1,140 Globe Telecom, Inc.
(Communication Services) 31,277
13,295 International Container
Terminal Services, Inc.
(Industrials) 162,417
69,700 JG Summit Holdings, Inc.
(Industrials) 31,570
13,840 Jollibee Foods Corp. (Consumer
Discretionary) 28,512
9,955 Manila Electric Co. (Utilities) 92,201
29,740 Metropolitan Bank & Trust Co.
(Financials) 30,658
212,400 SM Prime Holdings, Inc. (Real
Estate) 63,447
555,468
Shares Description Value
a
Common Stocks – (continued)
Poland – 0.3%
13,118 Allegro.eu SA (Consumer
Discretionary)*
(a)
$ 125,917
10,060 Bank Millennium SA
(Financials)* 55,150
2,884 Bank Polska Kasa Opieki SA
(Financials)* 192,622
897 BNPP Bank Polska SA
(Financials) 35,763
211 Budimex SA (Industrials) 40,746
1,132 CD Projekt SA (Communication
Services) 72,700
2,204 Dino Polska SA (Consumer
Staples)*
(a)
18,743
633 Erste Bank Polska SA
(Financials) 107,242
3,906 InPost SA (Industrials)* 70,013
2,231 KGHM Polska Miedz SA
(Materials)* 215,320
19 LPP SA (Consumer
Discretionary) 118,455
217 mBank SA (Financials)* 76,691
11,227 Orange Polska SA
(Communication Services) 50,372
9,510 ORLEN SA (Energy) 372,229
14,592 PGE Polska Grupa
Energetyczna SA (Utilities)* 42,626
14,022 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 398,770
9,293 Powszechny Zaklad
Ubezpieczen SA (Financials) 165,241
6,901 Zabka Group SA (Consumer
Staples)* 48,778
2,207,378
Portugal – 0.1%
162,475 Banco Comercial Portugues SA,
Class R (Financials) 184,367
46,599 EDP SA (Utilities) 237,472
6,849 Galp Energia SGPS SA
(Energy) 148,939
4,055 Jeronimo Martins SGPS SA
(Consumer Staples) 85,933
656,711
Qatar – 0.2%
147,779 Al Rayan Bank (Financials) 88,278
10,095 Commercial Bank PSQC (The)
(Financials) 11,645
62,222 Dukhan Bank (Financials) 59,231
33,677 Estithmar Holding QPSC
(Industrials)* 39,634
4,526 Industries Qatar QSC
(Industrials) 15,290
175,868 Mesaieed Petrochemical
Holding Co. (Materials) 59,412
9,471 Nebras Energy (Utilities) 37,926
11,614 Ooredoo QPSC
(Communication Services) 42,743
602 Qatar Fuel QSC (Energy) 2,318

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Qatar – (continued)
45,271 Qatar Gas Transport Co. Ltd.
(Energy) $ 53,962
18,456 Qatar International Islamic
Bank QSC (Financials) 55,758
27,259 Qatar Islamic Bank (Financials) 170,546
84,586 Qatar National Bank QPSC
(Financials) 413,521
1,050,264
Saudi Arabia – 0.8%
1,633 ACWA Power Co. (Utilities)* 80,375
6,161 Ades Holding Co. (Energy) 32,310
48,024 Al Rajhi Bank (Financials) 852,315
9,593 Alinma Bank (Financials) 61,353
14,745 Arab National Bank (Financials) 83,301
1,415 Arabian Internet & Co.
mmunications Services Co.
(Information Technology)
(b)
80,542
3,654 Bank AlBilad (Financials) 23,739
26,725 Banque Saudi Fransi
(Financials) 136,239
1,232 Bupa Arabia for Cooperative
Insurance Co. (Financials) 56,370
1,221 Co. for Cooperative Insurance
(The) (Financials)* 44,902
8,679 Dar Al Arkan Real Estate
Development Co. (Real
Estate)*
(b)
38,809
9,740 Electrical Industries Co.
(Industrials) 40,516
6,269 Etihad Etisalat Co.
(Communication Services) 106,249
24,079 Jabal Omar Development Co.
(Consumer Discretionary)* 97,533
16,061 Jarir Marketing Co. (Consumer
Discretionary) 67,495
2,947 Makkah Construction &
Development Co. (Real Estate)* 70,483
3,197 Mouwasat Medical Services Co.
(Health Care) 56,356
2,329 Nahdi Medical Co. (Consumer
Staples) 61,102
8,676 Rabigh Refining &
Petrochemical Co. (Energy)* 36,923
21,512 Riyad Bank (Financials) 115,454
2,649 Riyadh Cables Group Co.
(Industrials) 80,121
4,128 SABIC Agri-Nutrients Co.
(Materials) 152,575
12,566 Sahara International
Petrochemical Co. (Materials) 49,559
1,523 SAL Saudi Logistics Services
(Industrials) 69,279
23,338 Saudi Arabian Mining Co.
(Materials)* 386,520
89,332 Saudi Arabian Oil Co.
(Energy)
(a)
664,170
1,702 Saudi Aramco Base Oil Co.
(Materials) 57,737
6,277 Saudi Awwal Bank (Financials) 57,073
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
16,178 Saudi Basic Industries Corp.
(Materials) $ 246,597
13,686 Saudi Energy Co. (Utilities) 61,453
10,190 Saudi Industrial Investment
Group (Materials) 38,831
10,045 Saudi Investment Bank (The)
(Financials) 35,869
48,072 Saudi National Bank (The)
(Financials) 504,726
29,908 Saudi Telecom Co.
(Communication Services) 350,996
21,658 Umm Al Qura for Development
& Construction Co. (Real
Estate)* 84,379
6,511 Yanbu National Petrochemical
Co. (Materials) 59,062
5,041,313
Singapore – 1.0%
32,585 CapitaLand Ascendas REIT
(Real Estate) 63,875
93,229 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 165,939
7,329 City Developments Ltd. (Real
Estate) 49,306
32,509 DBS Group Holdings Ltd.
(Financials) 1,601,808
98,000 Genting Singapore Ltd.
(Consumer Discretionary)
(b)
46,105
51,797 Grab Holdings Ltd., Class A
(Industrials)* 183,361
1,075 Jardine Cycle & Carriage Ltd.
(Industrials) 24,950
2,515 Keppel REIT (Real Estate) 1,706
22,641 Keppel Ltd. (Industrials) 191,020
12,439 Mapletree Industrial Trust REIT
(Real Estate) 18,921
40,439 Mapletree Logistics Trust REIT
(Real Estate) 38,050
19,535 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 19,606
52,452 Oversea-Chinese Banking Corp.
Ltd. (Financials) 962,384
14,435 SATS Ltd. (Industrials) 43,576
5,194 Sea Ltd. ADR (Consumer
Discretionary)* 470,213
64,423 Seatrium Ltd. (Industrials) 107,090
14,695 Sembcorp Industries Ltd.
(Utilities) 73,628
34,601 Singapore Airlines Ltd.
(Industrials) 183,945
13,391 Singapore Exchange Ltd.
(Financials) 229,737
24,825 Singapore Technologies
Engineering Ltd. (Industrials) 221,514
116,778 Singapore Telecommunications
Ltd. (Communication Services) 397,394
10,809 STMicroelectronics NV
(Information Technology) 743,570

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
21,819 United Overseas Bank Ltd.
(Financials) $ 643,270
8,527 UOL Group Ltd. (Real Estate) 67,863
6,548,831
South Africa – 1.0%
13,641 Absa Group Ltd. (Financials) 199,741
16,334 Anglo American PLC
(Materials) 878,055
6,690 Bid Corp. Ltd. (Consumer
Staples) 168,090
378 Bidvest Group Ltd. (Industrials) 5,455
1,409 Capitec Bank Holdings Ltd.
(Financials) 388,037
5,286 Clicks Group Ltd. (Consumer
Staples) 76,540
8,835 Discovery Ltd. (Financials) 151,844
3,865 Exxaro Resources Ltd. (Energy) 51,294
81,815 FirstRand Ltd. (Financials) 466,689
14,409 Gold Fields Ltd. (Materials) 570,725
8,986 Harmony Gold Mining Co. Ltd.
(Materials) 164,299
14,242 Impala Platinum Holdings Ltd.
(Materials) 203,880
3,221 Investec Ltd. (Financials) 27,641
3,984 Kumba Iron Ore Ltd.
(Materials) 79,780
26,910 MTN Group Ltd.
(Communication Services) 360,238
12,334 Naspers Ltd., Class N
(Consumer Discretionary) 648,972
7,092 Nedbank Group Ltd.
(Financials) 113,546
5,465 Northam Platinum Holdings
Ltd. (Materials) 106,495
76,914 Old Mutual Ltd. (Financials) 61,312
14,039 OUTsurance Group Ltd.
(Financials) 61,418
37,708 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
50,455
8,293 Remgro Ltd. (Financials) 97,549
27,324 Sanlam Ltd. (Financials) 144,692
9,744 Sasol Ltd. (Materials)* 121,145
9,536 Shoprite Holdings Ltd.
(Consumer Staples) 168,026
45,781 Sibanye Stillwater Ltd.
(Materials) 137,950
21,695 Standard Bank Group Ltd.
(Financials) 421,171
4,294 Valterra Platinum Ltd.
(Materials) 357,942
9,683 Vodacom Group Ltd.
(Communication Services) 91,018
22,339 Woolworths Holdings Ltd.
(Consumer Discretionary) 67,851
6,441,850
South Korea – 7.5%
593 Alteogen , Inc. (Health Care)* 145,200
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
451 Amorepacific Corp. (Consumer
Staples) $ 34,446
398 APR Corp. (Consumer Staples) 104,452
4,482 BNK Financial Group, Inc.
(Financials) 50,025
2,211 Celltrion , Inc. (Health Care)* 283,014
186 CJ CheilJedang Corp.
(Consumer Staples) 24,932
204 CJ Corp. (Industrials) 21,889
898 Coway Co. Ltd. (Consumer
Discretionary) 53,630
589 DB HiTek Co. Ltd. (Information
Technology) 72,501
725 DB Insurance Co. Ltd.
(Financials) 68,844
741 Doosan Bobcat, Inc.
(Industrials) 31,813
108 Doosan Co. Ltd. (Industrials) 141,324
7,132 Doosan Enerbility Co. Ltd.
(Industrials)* 499,761
321 Doosan Robotics, Inc.
(Industrials)* 22,685
760 Ecopro BM Co. Ltd.
(Industrials) 109,436
1,634 Ecopro Co. Ltd. (Industrials)* 150,714
486 Ecopro Materials Co. Ltd.
(Industrials)* 20,059
2,061 GS Holdings Corp. (Industrials) 99,152
4,371 Hana Financial Group, Inc.
(Financials) 333,843
413 Hanjin Kal Corp. (Consumer
Discretionary) 30,173
1,137 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 50,399
106 Hanmi Pharm Co. Ltd. (Health
Care) 34,536
703 Hanmi Semiconductor Co. Ltd.
(Information Technology) 131,550
545 Hanwha Aerospace Co. Ltd.
(Industrials) 424,210
556 Hanwha Corp. (Industrials) 49,328
1,715 Hanwha Ocean Co. Ltd.
(Industrials)* 140,318
1,795 Hanwha Solutions Corp.
(Materials)* 49,848
975 Hanwha Systems Co. Ltd.
(Industrials) 67,933
698 HD Hyundai Co. Ltd. (Energy) 128,530
351 HD Hyundai Electric Co. Ltd.
(Industrials) 245,257
536 HD Hyundai Heavy Industries
Co. Ltd. (Industrials) 247,549
225 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 33,444
740 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) 207,711
1,930 HLB, Inc. (Health Care)* 65,059
4,318 HMM Co. Ltd. (Industrials) 56,045

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
18 HYBE Co. Ltd.
(Communication Services)* $ 2,628
86 Hyosung Heavy Industries
Corp. (Industrials) 210,292
103 Hyundai Autoever Corp.
(Information Technology) 63,632
1,204 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 117,444
619 Hyundai Glovis Co. Ltd.
(Industrials) 99,607
984 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 501,468
2,353 Hyundai Motor Co. (Consumer
Discretionary) 1,128,878
1,201 Hyundai Rotem Co. Ltd.
(Industrials) 159,788
1,916 Hyundai Steel Co. (Materials) 51,047
4,156 Industrial Bank of Korea
(Financials) 55,707
2,084 Kakao Corp. (Communication
Services) 58,012
3,338 KakaoBank Corp. (Financials) 49,616
361 Kakaopay Corp. (Financials)* 11,151
6,070 KB Financial Group, Inc.
(Financials) 606,597
64 KCC Corp. (Materials) 23,358
201 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 17,913
3,955 Kia Corp. (Consumer
Discretionary) 444,052
218 KIWOOM Securities Co. Ltd.
(Financials) 53,596
1,166 Korea Aerospace Industries Ltd.
(Industrials) 130,217
4,267 Korea Electric Power Corp.
(Utilities) 110,144
685 Korea Investment Holdings Co.
Ltd. (Financials) 107,955
146 Korea Zinc Co. Ltd. (Materials) 133,018
3,473 Korean Air Lines Co. Ltd.
(Industrials) 61,763
772 Krafton , Inc. (Communication
Services)* 131,911
1,063 KT Corp. (Communication
Services) 37,244
1,732 KT&G Corp. (Consumer
Staples) 212,276
408 L&F Co. Ltd. (Industrials)* 45,565
780 LG Chem Ltd. (Materials) 189,954
527 LG CNS Co. Ltd. (Information
Technology) 39,796
1,130 LG Corp. (Industrials) 109,926
4,158 LG Display Co. Ltd.
(Information Technology)* 44,394
1,167 LG Electronics, Inc. (Consumer
Discretionary) 226,895
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
669 LG Energy Solution Ltd.
(Industrials)* $ 203,319
160 LG H&H Co. Ltd. (Consumer
Staples) 26,277
216 LG Innotek Co. Ltd.
(Information Technology) 208,977
3,555 LG Uplus Corp.
(Communication Services) 38,050
203 LIG Defense&Aerospace Co.
Ltd. (Industrials) 107,898
392 LigaChem Biosciences, Inc.
(Health Care)* 39,304
1,056 Lotte Chemical Corp.
(Materials) 56,549
267 LS Corp. (Industrials) 79,019
1,225 LS Electric Co. Ltd.
(Industrials) 196,309
1,343 Meritz Financial Group, Inc.
(Financials)* 91,702
3,222 Mirae Asset Securities Co. Ltd.
(Financials) 131,275
1,539 NAVER Corp. (Communication
Services) 238,969
232 NC Corp. (Communication
Services) 44,568
2,054 NH Investment & Securities Co.
Ltd. (Financials) 41,162
314 Orion Corp. (Consumer Staples) 27,004
351 Peptron , Inc. (Health Care)* 70,107
1,266 Posco DX Co. Ltd. (Information
Technology) 27,261
574 POSCO Future M Co. Ltd.
(Industrials) 93,508
1,208 POSCO Holdings, Inc.
(Materials) 339,474
751 Posco International Corp.
(Industrials) 31,794
131 Rainbow Robotics (Industrials)* 61,023
238 Sam Chun Dang Pharm Co. Ltd.
(Health Care) 53,538
190 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
171,845
1,374 Samsung C&T Corp.
(Industrials) 394,330
365 Samsung Card Co. Ltd.
(Financials) 11,178
2,344 Samsung E&A Co. Ltd.
(Industrials) 82,281
912 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 1,287,209
76,073 Samsung Electronics Co. Ltd.
(Information Technology) 16,002,084
516 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 194,827
10,763 Samsung Heavy Industries Co.
Ltd. (Industrials)* 199,619
1,260 Samsung Life Insurance Co.
Ltd. (Financials) 324,824

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,026 Samsung SDI Co. Ltd.
(Information Technology)* $ 468,406
603 Samsung SDS Co. Ltd.
(Information Technology) 119,640
1,031 Samsung Securities Co. Ltd.
(Financials) 81,960
69 Samyang Foods Co. Ltd.
(Consumer Staples) 55,172
7,554 Shinhan Financial Group Co.
Ltd. (Financials) 469,180
464 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 27,618
9,226 SK hynix , Inc. (Information
Technology) 14,282,852
1,259 SK Innovation Co. Ltd.
(Energy)* 99,584
1,414 SK Square Co. Ltd.
(Industrials)* 1,156,909
1,744 SK Telecom Co. Ltd.
(Communication Services) 116,421
593 SK, Inc. (Industrials) 266,004
1,162 SKC Co. Ltd. (Materials)* 107,410
684 S-Oil Corp. (Energy) 48,747
10,787 Woori Financial Group, Inc.
(Financials) 212,590
904 Yuhan Corp. (Health Care) 50,989
47,904,220
Spain – 1.9%
2,810 ACS Actividades de
Construccion y Servicios SA
(Industrials) 407,596
12,019 Aena SME SA (Industrials)
(a)
349,237
6,337 Amadeus IT Group SA
(Consumer Discretionary) 404,801
92,081 Banco Bilbao Vizcaya
Argentaria SA (Financials) 2,160,900
237,738 Banco Santander SA
(Financials) 2,976,254
56,423 CaixaBank SA (Financials) 763,777
9,535 Cellnex Telecom SA
(Communication Services)*
(a)
320,677
5,171 Endesa SA (Utilities) 216,390
98,619 Iberdrola SA (Utilities) 2,244,129
18,496 Industria de Diseno Textil SA
(Consumer Discretionary) 1,150,423
1,895 Naturgy Energy Group SA
(Utilities) 63,113
18,356 Repsol SA (Energy) 472,109
62,582 Telefonica SA (Communication
Services) 287,593
11,816,999
Sweden – 2.0%
2,851 AAK AB (Consumer Staples) 76,638
3,931 AddTech AB, Class B
(Industrials) 140,240
4,611 Alfa Laval AB (Industrials) 259,384
15,875 Assa Abloy AB, Class B
(Industrials) 572,021
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
41,348 Atlas Copco AB, Class A
(Industrials) $ 794,650
24,590 Atlas Copco AB, Class B
(Industrials) 418,123
1,968 Avanza Bank Holding AB
(Financials) 73,811
1,799 Axfood AB (Consumer Staples) 51,399
6,207 Beijer Ref AB (Industrials) 86,518
4,464 Boliden AB (Materials) 278,382
6,174 Castellum AB (Real Estate) 83,918
10,156 Epiroc AB, Class A (Industrials) 302,153
6,164 Epiroc AB, Class B (Industrials) 157,818
8,521 EQT AB (Financials)
(b)
294,854
10,749 Essity AB, Class B (Consumer
Staples) 302,216
2,376 Evolution AB (Consumer
Discretionary)*
(a)
179,308
10,918 Fastighets AB Balder, Class B
(Real Estate)* 62,694
3,331 Getinge AB, Class B (Health
Care) 68,491
8,964 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
159,363
30,801 Hexagon AB, Class B
(Information Technology) 284,951
1,768 Industrivarden AB, Class A
(Financials) 100,528
2,504 Industrivarden AB, Class C
(Financials) 137,278
4,093 Indutrade AB (Industrials) 85,776
2,101 Investment AB Latour, Class B
(Industrials) 45,407
8,273 Investor AB, Class A
(Financials) 336,269
28,713 Investor AB, Class B
(Financials) 1,184,033
747 L E Lundbergforetagen AB,
Class B (Financials) 44,092
3,707 Lifco AB, Class B (Industrials) 119,401
24,503 Nibe Industrier AB, Class B
(Industrials)
(b)
96,253
2,291 Nordnet AB publ (Financials) 80,144
839 Norion Bank AB (Financials)* 5,270
5,033 Saab AB, Class B (Industrials) 310,323
26,498 Sagax AB, Class D (Real Estate) 101,880
17,110 Sandvik AB (Industrials) 697,687
3,267 Sectra AB, Class B (Health
Care) 98,435
8,266 Securitas AB, Class B
(Industrials) 138,046
24,735 Skandinaviska Enskilda Banken
AB, Class A (Financials) 495,330
5,416 Skanska AB, Class B
(Industrials) 146,879
5,516 SKF AB, Class B (Industrials) 145,110
3,658 SSAB AB, Class A (Materials) 37,748
10,065 SSAB AB, Class B (Materials) 103,754

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
1,561 Svenska Cellulosa AB SCA,
Class B (Materials) $ 17,211
22,849 Svenska Handelsbanken AB,
Class A (Financials) 337,665
550 Svenska Handelsbanken AB,
Class B (Financials)
(b)
13,653
3,003 Sweco AB, Class B (Industrials) 43,907
14,028 Swedbank AB, Class A
(Financials) 518,686
3,811 Swedish Orphan Biovitrum AB
(Health Care)* 182,517
8,916 Tele2 AB, Class B
(Communication Services) 167,345
47,998 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 624,326
37,108 Telia Co. AB (Communication
Services) 198,978
3,260 Trelleborg AB, Class B
(Industrials) 142,429
3,103 Volvo AB, Class A (Industrials) 109,357
24,263 Volvo AB, Class B (Industrials) 855,344
13,663 Volvo Car AB, Class B
(Consumer Discretionary)* 35,381
12,403,374
Switzerland – 3.0%
25,668 ABB Ltd. (Industrials) 2,746,987
9 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 107,180
8,858 Cie Financiere Richemont SA
(Consumer Discretionary) 1,914,784
2,671 DSM- Firmenich AG (Materials) 224,917
2,562 Galderma Group AG (Health
Care)* 546,108
533 Geberit AG (Industrials) 350,217
143 Givaudan SA (Materials) 530,748
714 Kuehne + Nagel International
AG (Industrials)
(b)
164,804
1,215 Lonza Group AG (Health Care) 778,123
42,032 Nestle SA (Consumer Staples) 4,273,401
331 Partners Group Holding AG
(Financials) 350,423
6,515 Sandoz Group AG (Health Care) 546,982
325 Schindler Holding AG
(Industrials) 106,690
666 Schindler Holding AG
Participation Certificates
(Industrials) 225,026
2,686 SGS SA (Industrials) 305,538
1,987 Sika AG (Materials) 389,847
904 Straumann Holding AG (Health
Care) 109,588
465 Swiss Life Holding AG
(Financials) 506,331
416 Swisscom AG (Communication
Services) 355,917
52,464 UBS Group AG (Financials) 2,487,063
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
2,440 Zurich Insurance Group AG
(Financials) $ 1,739,400
18,760,074
Taiwan – 8.9%
8,390 Accton Technology Corp.
(Information Technology) 650,834
5,158 Advantech Co. Ltd.
(Information Technology) 81,506
1,191 Alchip Technologies Ltd.
(Information Technology) 167,859
61,229 ASE Technology Holding Co.
Ltd. (Information Technology) 1,194,264
28,000 Asia Cement Corp. (Materials) 30,391
4,941 Asia Vital Components Co. Ltd.
(Information Technology) 420,353
498 ASPEED Technology, Inc.
(Information Technology) 301,259
13,658 Asustek Computer, Inc.
(Information Technology) 331,798
94,000 AUO Corp. (Information
Technology)* 69,017
3,000 Bizlink Holding, Inc.
(Industrials) 199,678
13,846 Catcher Technology Co. Ltd.
(Information Technology) 89,948
151,405 Cathay Financial Holding Co.
Ltd. (Financials) 414,212
25,102 Chailease Holding Co. Ltd.
(Financials) 86,143
105,903 Chang Hwa Commercial Bank
Ltd. (Financials) 68,460
31,000 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 32,063
18,955 Chicony Electronics Co. Ltd.
(Information Technology) 81,991
57,463 China Airlines Ltd. (Industrials) 35,037
43,280 China Steel Corp. (Materials) 26,389
6,690 Chroma ATE, Inc. (Information
Technology) 538,181
63,159 Chunghwa Telecom Co. Ltd.
(Communication Services) 276,222
47,196 Compal Electronics, Inc.
(Information Technology) 55,293
17,000 Compeq Manufacturing Co.
Ltd. (Information Technology) 154,395
254,099 CTBC Financial Holding Co.
Ltd. (Financials) 490,750
30,921 Delta Electronics, Inc.
(Information Technology) 2,413,428
11,978 E Ink Holdings, Inc.
(Information Technology) 84,122
232,126 E.Sun Financial Holding Co.
Ltd. (Financials) 229,344
3,000 Eclat Textile Co. Ltd.
(Consumer Discretionary) 32,801
4,860 Elite Material Co. Ltd.
(Information Technology) 794,343

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,020 eMemory Technology, Inc.
(Information Technology) $ 111,034
5,546 Eva Airways Corp. (Industrials) 6,382
21,704 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 147,578
26,530 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 80,118
189,848 First Financial Holding Co. Ltd.
(Financials) 166,361
27,000 FIT Hon Teng Ltd. (Information
Technology)*
(a)(b)
30,661
55,929 Formosa Chemicals & Fibre
Corp. (Materials) 89,092
23,000 Formosa Petrochemical Corp.
(Energy) 37,739
92,236 Formosa Plastics Corp.
(Materials) 139,714
2,543 Fortune Electric Co. Ltd.
(Industrials) 70,951
128,056 Fubon Financial Holding Co.
Ltd. (Financials) 449,671
14,956 Gigabyte Technology Co. Ltd.
(Information Technology) 176,652
1,450 Global Unichip Corp.
(Information Technology) 216,166
4,505 Globalwafers Co. Ltd.
(Information Technology) 145,970
5,367 Gold Circuit Electronics Ltd.
(Information Technology) 226,156
202,371 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 1,867,016
1,525 Hon Precision, Inc. (Information
Technology) 402,117
143,623 Hua Nan Financial Holdings
Co. Ltd. (Financials) 139,838
124,107 Innolux Corp. (Information
Technology)* 202,054
5,192 International Games System Co.
Ltd. (Communication Services) 124,971
27,116 Inventec Corp. (Information
Technology) 60,767
1,692 Jentech Precision Industrial Co.
Ltd. (Information Technology) 191,478
272,224 KGI Financial Holding Co. Ltd.
(Financials) 195,529
1,281 King Slide Works Co. Ltd.
(Information Technology) 207,124
18,480 King Yuan Electronics Co. Ltd.
(Information Technology) 193,794
2,582 Largan Precision Co. Ltd.
(Information Technology) 289,723
32,965 Lite-On Technology Corp.
(Information Technology) 246,773
2,486 Lotes Co. Ltd. (Information
Technology) 210,305
23,995 MediaTek, Inc. (Information
Technology) 3,301,414
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
194,817 Mega Financial Holding Co.
Ltd. (Financials) $ 248,765
1,000 MPI Corp. (Information
Technology) 190,260
93,492 Nan Ya Plastics Corp.
(Materials) 292,783
3,546 Nan Ya Printed Circuit Board
Corp. (Information Technology) 95,992
19,232 Nanya Technology Corp.
(Information Technology)* 213,037
2,134 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 21,629
7,408 Novatek Microelectronics Corp.
(Information Technology) 112,803
17,181 Pegatron Corp. (Information
Technology) 48,539
4,570 PharmaEssentia Corp. (Health
Care) 135,675
2,751 Phison Electronics Corp.
(Information Technology) 226,136
50,109 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 141,887
11,032 Powertech Technology, Inc.
(Information Technology) 133,474
4,134 President Chain Store Corp.
(Consumer Staples) 28,241
46,246 Quanta Computer, Inc.
(Information Technology) 500,467
10,543 Realtek Semiconductor Corp.
(Information Technology) 195,206
11,505 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 14,599
211,510 SinoPac Financial Holdings Co.
Ltd. (Financials) 202,560
37,961 Synnex Technology
International Corp. (Information
Technology) 104,096
2,452 TA Chen Stainless Pipe
(Materials) 3,260
74,037 Taichung Commercial Bank Co.
Ltd. (Financials) 43,606
363,040 Taishin Financial Holding Co.
Ltd. (Financials) 270,610
121,750 Taiwan Business Bank
(Financials) 63,157
43,912 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 32,031
28,652 Taiwan Mobile Co. Ltd.
(Communication Services) 101,984
390,898 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 29,387,074
114,000 TCC Group Holdings Co. Ltd.
(Materials) 88,797
28,903 Teco Electric and Machinery
Co. Ltd. (Industrials) 69,200

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
8,147 Tripod Technology Corp.
(Information Technology) $ 135,499
21,472 Unimicron Technology Corp.
(Information Technology) 723,148
35,644 Uni-President Enterprises Corp.
(Consumer Staples) 81,698
191,732 United Microelectronics Corp.
(Information Technology) 884,432
24,888 Vanguard International
Semiconductor Corp.
(Information Technology) 133,475
6,526 VisEra Technologies Co. Ltd.
(Information Technology) 109,581
3,449 Walsin Lihwa Corp.
(Industrials) 4,266
23,307 Wan Hai Lines Ltd. (Industrials) 61,010
49,735 Winbond Electronics Corp.
(Information Technology) 250,854
48,802 Wistron Corp. (Information
Technology) 246,927
1,552 Wiwynn Corp. (Information
Technology) 269,769
42,104 WPG Holdings Ltd.
(Information Technology) 157,930
18,041 WT Microelectronics Co. Ltd.
(Information Technology) 166,153
26,908 Yageo Corp. (Information
Technology) 633,928
28,005 Yang Ming Marine Transport
Corp. (Industrials) 47,114
191,260 Yuanta Financial Holding Co.
Ltd. (Financials) 363,892
16,582 Zhen Ding Technology Holding
Ltd. (Information Technology) 272,613
56,585,386
Thailand – 0.5%
17,410 Advanced Info Service PCL,
NVDR (Communication
Services) 188,838
69,400 Airports of Thailand PCL,
NVDR (Industrials) 117,817
475,900 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 33,340
20,156 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 11,272
188,600 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 30,134
317,472 Banpu PCL, NVDR (Energy) 55,603
71,900 Berli Jucker PCL, NVDR
(Consumer Staples) 31,371
10,000 Bumrungrad Hospital PCL,
NVDR (Health Care) 55,154
230,100 Cal-Comp Electronics Thailand
PCL, NVDR (Information
Technology) 62,218
51,464 Central Pattana PCL, NVDR
(Real Estate) 101,995
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
61,600 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) $ 39,937
109,452 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 63,899
22,541 CP ALL PCL, NVDR
(Consumer Staples) 32,726
68,500 CP AXTRA PCL, NVDR
(Consumer Staples) 31,993
75,300 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 816,743
91,870 Gulf Development PCL, NVDR
(Utilities) 175,017
166,900 Home Product Center
PCL, NVDR (Consumer
Discretionary) 31,026
38,800 Indorama Ventures PCL, NVDR
(Materials) 27,778
9,636 Kasikornbank PCL, NVDR
(Financials) 59,513
57,852 Krung Thai Bank PCL, NVDR
(Financials) 61,772
33,900 Krungthai Card PCL, NVDR
(Financials) 31,249
81,581 Minor International
PCL, NVDR (Consumer
Discretionary) 56,401
14,797 PTT Exploration & Production
PCL, NVDR (Energy) 64,335
38,200 PTT Global Chemical PCL,
NVDR (Materials) 39,321
81,300 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 30,976
253,042 PTT PCL, NVDR (Energy) 281,849
13,269 SCB X PCL, NVDR
(Financials) 54,837
39,600 SCG Packaging PCL, NVDR
(Materials) 28,716
14,132 Siam Cement PCL (The),
NVDR (Materials) 98,570
105,245 Thai Beverage PCL (Consumer
Staples) 37,135
38,885 Thai Life Insurance PCL,
NVDR (Financials) 13,262
3,316 Tisco Financial Group PCL,
NVDR (Financials) 11,514
870,665 TMBThanachart Bank PCL,
NVDR (Financials) 60,996
246,840 True Corp. PCL, NVDR
(Communication Services) 104,667
2,941,974
Turkey – 0.2%
14,150 AG Anadolu Grubu Holding AS
(Industrials) 10,360
8,223 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS
(Utilities)* 5,899

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
45,197 Akbank TAS (Financials) $ 63,031
3,910 Aksa Enerji Uretim AS
(Utilities)* 6,816
10,744 Anadolu Anonim Turk Sigorta
Sirketi (Financials) 6,419
30,430 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 12,797
1,003 Anadolu Hayat Emeklilik AS
(Financials) 2,221
19,227 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 159,311
7,352 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 50,104
53,016 Aydem Yenilenebilir Enerji AS
(Utilities)* 28,581
823 Aygaz AS (Utilities) 4,261
13,336 BIM Birlesik Magazalar AS
(Consumer Staples) 108,393
425 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)*
(b)
4,529
39 Celebi Hava Servisi AS
(Industrials) 1,408
6,601 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 7,285
13,420 Coca-Cola Icecek AS
(Consumer Staples) 23,409
3,909 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials)* 3,357
1,381 Destek Finans Faktoring AS
(Financials)* 63,345
14,483 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 7,423
8,172 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 32,908
302 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 2,359
2,007 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 3,888
30,019 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate) 12,494
3,683 Enerjisa Enerji AS (Utilities)
(a)
8,812
37,490 Enerya Enerji AS (Utilities) 7,197
8,267 Enka Insaat ve Sanayi AS
(Industrials) 18,104
118,232 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 100,940
20,779 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 38,102
18,825 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 3,839
1,213 Gubre Fabrikalari TAS
(Materials)* 14,537
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
17,112 Haci Omer Sabanci Holding AS
(Financials) $ 34,305
8,015 Is Yatirim Menkul Degerler AS
(Financials) 6,651
95,001 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials)* 78,374
11,106 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 14,786
8,932 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
8,023
1,526 Migros Ticaret AS (Consumer
Staples) 21,913
840 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
8,292
207,635 Mogan Enerji Yatirim Holding
AS (Utilities)* 56,420
21,633 Pegasus Hava Tasimaciligi AS
(Industrials)*
(b)
80,184
84,120 Peker Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 24,544
3,618 Ral Yatirim Holding AS
(Industrials)* 19,709
544,755 Sasa Polyester Sanayi AS
(Materials)* 31,338
1,444 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 3,253
2,766 TAV Havalimanlari Holding AS
(Industrials)* 15,174
1,297 Tekfen Holding AS (Industrials) 3,979
5,725 Tera Yatirim Menkul Degerler
AS (Financials)* 26,210
4,634 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 29,889
3,271 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 6,404
2,569 TR Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 6,040
7,268 Turk Telekomunikasyon AS
(Communication Services)* 9,700
19,721 Turkcell Iletisim Hizmetleri AS
(Communication Services) 43,403
9,534 Turkiye Halk Bankasi AS
(Financials)* 8,746
135,537 Turkiye Is Bankasi AS, Class C
(Financials) 38,808
14,874 Turkiye Petrol Rafinerileri AS
(Energy) 76,555
27,429 Turkiye Sigorta AS (Financials) 7,543
16,831 Turkiye Sinai Kalkinma Bankasi
AS (Financials) 4,064
34,319 Turkiye Sise ve Cam Fabrikalari
AS (Industrials)* 34,250
2,233 Ulker Biskuvi Sanayi AS
(Consumer Staples) 5,635

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
54,445 Yapi ve Kredi Bankasi AS
(Financials)* $ 39,340
1,555,661
United Arab Emirates – 0.6%
60,974 Abu Dhabi Commercial Bank
PJSC (Financials) 227,437
24,140 Abu Dhabi Islamic Bank PJSC
(Financials) 134,474
89,042 Abu Dhabi National Energy Co.
PJSC (Utilities) 57,457
3,557 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 3,806
46,114 ADNOC Drilling Co. PJSC
(Energy) 74,830
12,415 Adnoc Gas PLC (Energy) 11,594
60,695 Aldar Properties PJSC (Real
Estate) 128,897
46,352 Alpha Dhabi Holding PJSC
(Industrials) 92,506
3,093 Borouge PLC (Materials) 2,131
149,538 Dubai Electricity & Water
Authority PJSC (Utilities) 106,265
75,955 Dubai Islamic Bank PJSC
(Financials) 153,033
21,372 Emaar Development PJSC (Real
Estate) 84,025
112,585 Emaar Properties PJSC (Real
Estate) 361,096
40,838 Emirates NBD Bank PJSC
(Financials) 307,104
39,229 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 192,682
83,167 First Abu Dhabi Bank PJSC
(Financials) 380,415
13,793 International Holding Co. PJSC
(Industrials)* 1,460,848
3,778,600
United Kingdom – 6.0%
17,110 3i Group PLC (Financials) 524,693
3,842 Admiral Group PLC
(Financials) 170,694
1,037 Associated British Foods PLC
(Consumer Staples) 25,468
24,451 AstraZeneca PLC (Health Care) 4,548,968
49,541 Aviva PLC (Financials) 409,488
48,686 BAE Systems PLC (Industrials) 1,327,621
226,356 Barclays PLC (Financials) 1,397,283
33,577 British American Tobacco PLC
(Consumer Staples) 2,077,894
97,185 BT Group PLC
(Communication Services) 273,529
4,716 Bunzl PLC (Industrials) 149,642
77,338 Centrica PLC (Utilities) 195,465
43,621 CK Hutchison Holdings Ltd.
(Industrials) 392,107
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
3,269 Coca-Cola Europacific Partners
PLC (Consumer Staples) $ 297,876
28,712 Compass Group PLC
(Consumer Discretionary) 923,665
31,892 Diageo PLC (Consumer
Staples) 660,094
65,846 GSK PLC (Health Care) 1,669,967
6,157 Halma PLC (Information
Technology) 388,575
279,553 HSBC Holdings PLC
(Financials) 5,251,417
4,760 ICG PLC (Financials) 119,791
12,240 Imperial Brands PLC
(Consumer Staples) 444,811
25,311 Informa PLC (Communication
Services) 276,765
31,849 International Consolidated
Airlines Group SA ADR
(Industrials) 369,448
2,995 Intertek Group PLC
(Industrials) 214,775
28,048 J Sainsbury PLC (Consumer
Staples) 112,023
28,493 Kingfisher PLC (Consumer
Discretionary) 110,421
92,494 Legal & General Group PLC
(Financials) 338,375
956,641 Lloyds Banking Group PLC
(Financials) 1,314,006
7,472 London Stock Exchange Group
PLC (Financials) 908,686
37,035 M&G PLC (Financials) 157,752
12,275 Marks & Spencer Group PLC
(Consumer Staples) 58,888
20,449 Melrose Industries PLC
(Industrials) 129,745
80,368 National Grid PLC (Utilities) 1,295,111
126,741 NatWest Group PLC
(Financials) 1,024,019
1,858 Next PLC (Consumer
Discretionary) 330,969
12,289 Pearson PLC (Consumer
Discretionary) 184,203
9,041 Reckitt Benckiser Group PLC
(Consumer Staples) 559,497
29,466 RELX PLC (Industrials) 973,109
41,642 Rentokil Initial PLC
(Industrials) 251,918
136,477 Rolls-Royce Holdings PLC
(Industrials) 2,460,339
19,381 Sage Group PLC (The)
(Information Technology) 220,074
12,983 Schroders PLC (Financials) 102,203
12,216 Segro PLC REIT (Real Estate) 118,987
4,345 Severn Trent PLC (Utilities) 173,948
13,872 Smith & Nephew PLC (Health
Care) 207,743
5,338 Smiths Group PLC (Industrials) 177,294
1,322 Spirax Group PLC (Industrials) 124,116

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
19,690 SSE PLC (Utilities) $ 618,675
30,432 Standard Chartered PLC
(Financials) 817,751
12,277 Standard Life PLC (Financials) 128,419
106,441 Tesco PLC (Consumer Staples) 617,239
35,736 Unilever PLC (Consumer
Staples) 2,025,806
11,150 United Utilities Group PLC
(Utilities) 201,999
315,102 Vodafone Group PLC
(Communication Services) 473,163
4,241 Weir Group PLC (The)
(Industrials) 139,830
11,075 Wise Group PLC, Class A
(Financials)* 139,433
38,605,777
United States – 4.0%
7,257 Alcon AG (Health Care) 483,893
44 AP Moller – Maersk A/S, Class
A (Industrials) 106,628
73 AP Moller – Maersk A/S, Class
B (Industrials) 180,212
2,614 BeOne Medicines Ltd., Class A
(Health Care)* 94,293
12,784 BeOne Medicines Ltd., Class H
(Health Care)* 288,388
231,775 BP PLC (Energy) 1,630,215
15,586 Experian PLC (Industrials) 540,566
7,807 Ferrovial NV (Industrials) 534,780
4,179 GFL Environmental, Inc.
(Industrials) 140,337
125,969 Haleon PLC (Health Care) 571,717
7,895 Holcim AG (Materials)* 782,275
488 ICON PLC (Health Care)* 66,402
2,332 InterContinental Hotels Group
PLC (Consumer Discretionary) 359,478
5,670 JBS NV, Class A (Consumer
Staples) 70,705
845 Monday.com Ltd. (Information
Technology)* 70,659
30,310 Novartis AG (Health Care) 4,570,454
3,080 Octave Intelligence PLC
(Information Technology)* 52,505
533 Roche Holding AG (Health
Care) 229,613
11,382 Roche Holding AG (Health
Care) 4,796,945
16,300 Sanofi SA (Health Care) 1,432,114
9,010 Schneider Electric SE
(Industrials) 2,838,316
94,023 Shell PLC (Energy) 3,951,704
36,542 Stellantis NV (Consumer
Discretionary)* 292,742
4,711 Swiss Re AG (Financials) 709,650
5,477 Tenaris SA (Energy) 166,751
4,187 Waste Connections, Inc.
(Industrials) 625,337
25,586,679
Shares Description Value
a
Common Stocks – (continued)
Zambia – 0.1%
11,169 First Quantum Minerals Ltd.
(Materials)* $ 344,098
TOTAL COMMON STOCKS
(Cost $303,880,700)
624,054,854
Shares Description Rate Value
a
Preferred Stocks – 0.9%
Brazil – 0.4%
8,000 Axia Energia SA
(Utilities)* 0.00% 79,633
4,038 Axia Energia SA
(Utilities) 7.05 45,448
86,274 Banco Bradesco
SA (Financials) 8.51 301,896
54,767 Cia Energetica
de Minas Gerais
(Utilities) 10.44 116,502
27,204 Gerdau SA
(Materials) 2.99 122,461
89,688 Itau Unibanco
Holding SA
(Financials) 8.52 709,958
96,204 Itausa SA
(Financials) 9.50 245,731
71,080 Petroleo
Brasileiro
SA - Petrobras
(Energy) 8.52 590,202
2,211,831
Chile – 0.0%
2,345 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Materials) 1.21 200,787
Colombia – 0.0%
4,518 Grupo Argos SA
(Materials) 5.67 15,291
7,513 Grupo Cibest SA
(Financials) 7.28 127,139
2,531 Grupo de
Inversiones
Suramericana SA
(Financials) 3.78 29,706
172,136
Germany – 0.1%
1,897 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 5.89 165,253
2,219 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)* 3.18 121,420

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Germany – (continued)
1,477 Henkel AG
& Co. KGaA
(Consumer
Staples) 3.10% $ 114,929
409 Sartorius AG
(Health Care) 0.30 116,982
2,452 Volkswagen
AG (Consumer
Discretionary)* 6.92 262,730
781,314
South Korea – 0.4%
66 Doosan Co. Ltd.
(Industrials) 0.77 28,861
572 Hyundai Motor
Co. (Consumer
Discretionary) 3.72 103,241
360 Hyundai Motor
Co. (Consumer
Discretionary) 3.68 65,455
127 LG Chem Ltd.
(Materials) 1.22 14,116
2,047 LG Electronics,
Inc. (Consumer
Discretionary) 1.88 129,992
2,137 Mirae Asset
Securities Co.
Ltd., 1/1/1901
(Financials) 1.91 22,136
13,365 Samsung
Electronics Co.
Ltd., 1/1/1901
(Information
Technology) 0.83 1,795,894
50 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 5.32 12,143
2,171,838
TOTAL PREFERRED STOCKS
(Cost $3,401,111)
5,537,906
Shares Description Value
Exchange-Traded Fund – 0.4%
United States – 0.4%
87,098 iShares MSCI Malaysia ETF
(Cost $1,918,076)
2,488,390
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
309 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
03/40 —
Shares Dividend Rate Value
aa a
Investment Company – 0.4%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,865,433 3.519% $ 2,865,433
(Cost $2,865,433)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $312,065,320)
634,946,583
a
Securities Lending Reinvestment Vehicle – 1.2%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
7,377,789 3.532% 7,377,789
(Cost $7,377,789)
TOTAL INVESTMENTS – 100.8%
(Cost $319,443,109)
$ 642,324,372
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(5,303,622)
NET ASSETS – 100.0%
$ 637,020,750
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 22.4%
Information Technology 21.4
Industrials 14.4
Consumer Discretionary 8.1
Materials 6.8
Health Care 6.6
Consumer Staples 4.8

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
Energy 4.6%
Communication Services 4.5
Utilities 3.0
Real Estate 1.5
Investment Company 0.4
Exchange-Traded Fund 0.4
Securities Lending Reinvestment Vehicle 1.1
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 10 06/19/26 $ 1,555,650 $ 80,391
MSCI Emerging Markets Index 9 06/19/26 786,825 112,575
Total Futures Contracts
$ 192,966

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 10.2%
195,319 Alphabet, Inc., Class A $ 74,287,628
170,064 Alphabet, Inc., Class C 64,017,192
7,987 AST SpaceMobile, Inc.* 905,806
234,617 AT&T, Inc. 5,818,502
2,650 Charter Communications, Inc.,
Class A* 381,732
119,776 Comcast Corp., Class A 2,978,829
4,177 EchoStar Corp., Class A* 539,627
7,559 Electronic Arts, Inc. 1,524,801
6,766 Fox Corp., Class A 432,483
4,946 Fox Corp., Class B 283,851
1,716 Globalstar, Inc.* 144,504
560 Liberty Broadband Corp., Class
A* 18,917
3,884 Liberty Broadband Corp., Class
C* 131,124
795 Liberty Media Corp.-Liberty
Formula One, Class A* 66,764
7,245 Liberty Media Corp.-Liberty
Formula One, Class C* 657,774
5,393 Live Nation Entertainment, Inc.* 908,235
32,358 Lumen Technologies, Inc.* 355,614
549 Madison Square Garden Sports
Corp.* 205,485
7,279 Match Group, Inc. 262,990
73,467 Meta Platforms, Inc., Class A 46,468,612
3,141 Millicom International Cellular
SA (Guatemala) 268,116
141,829 Netflix, Inc.* 12,200,130
5,067 New York Times Co. (The),
Class A 381,089
12,802 News Corp., Class A 334,132
3,883 News Corp., Class B 115,791
975 Nexstar Media Group, Inc. 173,969
9,582 Omnicom Group, Inc. 696,707
33,540 Paramount Skydance Corp.,
Class B 355,859
16,605 Pinterest, Inc., Class A* 332,930
4,351 Reddit, Inc., Class A* 765,776
21,215 ROBLOX Corp., Class A* 1,000,287
4,415 Roku, Inc.* 574,745
6,438 Sirius XM Holdings, Inc. 190,050
37,784 Snap, Inc., Class A* 215,747
5,226 Spotify Technology SA* 2,600,876
5,854 Take-Two Interactive Software,
Inc.* 1,312,233
2,222 TKO Group Holdings, Inc. 455,910
15,770 T-Mobile US, Inc. 2,957,348
14,830 Trade Desk, Inc. (The), Class A* 319,735
141,817 Verizon Communications, Inc. 6,780,271
59,537 Walt Disney Co. (The) 6,062,653
76,336 Warner Bros Discovery, Inc.* 2,061,835
4,655 Warner Music Group Corp.,
Class A 146,819
240,693,478
Consumer Discretionary – 10.0%
15,308 ADT, Inc. 102,717
13,814 Airbnb, Inc., Class A* 1,841,544
322,118 Amazon.com, Inc.* 87,178,015
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
6,053 Amer Sports, Inc. (Finland)* $ 215,366
7,426 Aptiv PLC* 504,522
8,429 Aramark 449,940
2,250 Autoliv, Inc. (Sweden) 286,020
922 AutoNation, Inc.* 173,078
552 AutoZone, Inc.* 1,620,225
6,448 Best Buy Co., Inc. 502,622
1,987 Birkenstock Holding PLC
(Germany)*
(a)
89,554
26,406 Booking Holdings, Inc. 4,421,157
6,947 BorgWarner, Inc. 498,933
1,750 Boyd Gaming Corp. 144,690
1,951 Bright Horizons Family
Solutions, Inc.* 122,172
1,501 Brinker International, Inc.* 213,712
2,125 Burlington Stores, Inc.* 688,139
6,820 Caesars Entertainment, Inc.* 198,121
4,780 CarMax, Inc.* 213,284
35,742 Carnival Corp. Ltd. 1,002,920
22,680 Carvana Co.* 1,655,640
3,408 Cava Group, Inc.* 264,665
8,053 Chewy, Inc., Class A* 181,515
43,480 Chipotle Mexican Grill, Inc.* 1,385,273
943 Choice Hotels International,
Inc.
(a)
102,674
2,318 Churchill Downs, Inc. 202,153
38,664 Coupang, Inc. (South Korea)* 641,822
8,679 D.R. Horton, Inc. 1,276,594
3,900 Darden Restaurants, Inc. 795,249
4,895 Deckers Outdoor Corp.* 557,296
2,188 Dick's Sporting Goods, Inc. 497,923
260 Dillard's, Inc., Class A 153,455
1,143 Domino's Pizza, Inc. 354,993
11,615 DoorDash, Inc., Class A* 1,850,153
16,400 DraftKings, Inc., Class A* 401,636
1,332 Duolingo, Inc.* 148,331
3,920 Dutch Bros, Inc., Class A* 227,360
15,116 eBay, Inc. 1,651,725
3,253 Etsy, Inc.* 220,944
3,957 Expedia Group, Inc. 893,451
1,846 Five Below, Inc.* 419,707
3,636 Floor & Decor Holdings, Inc.,
Class A* 186,890
4,791 Flutter Entertainment PLC* 464,631
132,829 Ford Motor Co. 2,316,538
14,050 GameStop Corp., Class A* 297,579
6,850 Gap, Inc. (The) 144,877
5,190 Garmin Ltd. 1,214,045
30,346 General Motors Co. 2,526,001
7,597 Gentex Corp. 183,543
4,659 Genuine Parts Co. 459,843
4,439 Hasbro, Inc. 382,509
7,559 Hilton Worldwide Holdings, Inc. 2,476,782
33,446 Home Depot, Inc. (The) 10,607,064
1,373 Hyatt Hotels Corp., Class A 249,007
769 Installed Building Products, Inc. 161,475
10,877 Las Vegas Sands Corp. 550,050
1,705 Lear Corp. 244,020
7,134 Lennar Corp., Class A 640,491
280 Lennar Corp., Class B 24,662

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,290 Levi Strauss & Co., Class A $ 76,328
665 Liberty Live Holdings, Inc.,
Class A* 64,053
1,542 Liberty Live Holdings, Inc.,
Class C* 152,812
5,008 Life Time Group Holdings, Inc.* 165,665
804 Lithia Motors, Inc. 233,875
8,390 LKQ Corp. 227,537
18,826 Lowe’s Cos., Inc. 4,035,541
3,477 Lululemon Athletica, Inc.* 456,113
7,809 Marriott International, Inc.,
Class A 2,933,060
10,882 Mattel, Inc.* 162,577
23,878 McDonald's Corp. 6,666,738
1,580 MercadoLibre, Inc. (Brazil)* 2,679,127
2,410 Meritage Homes Corp. 157,228
6,147 MGM Resorts International* 268,439
5,406 Mobileye Global, Inc., Class A
(Israel)* 55,898
1,768 Mohawk Industries, Inc.* 189,919
575 Murphy USA, Inc. 290,967
39,818 NIKE, Inc., Class B 1,840,786
15,234 Norwegian Cruise Line Holdings
Ltd.* 279,392
90 NVR, Inc.* 549,432
2,100 Ollie's Bargain Outlet Holdings,
Inc.* 171,423
28,120 O'Reilly Automotive, Inc.* 2,443,066
617 Penske Automotive Group, Inc. 103,267
2,861 Planet Fitness, Inc., Class A* 153,092
1,279 Pool Corp. 232,011
6,519 PulteGroup, Inc. 770,415
1,283 Ralph Lauren Corp. 466,884
27,120 Rivian Automotive, Inc., Class
A* 442,056
10,704 Ross Stores, Inc. 2,480,438
8,402 Royal Caribbean Cruises Ltd. 2,391,461
4,531 Service Corp. International 340,686
2,944 SharkNinja, Inc.* 358,844
1,252 Signet Jewelers Ltd. 109,412
6,950 Somnigroup International, Inc. 492,129
37,543 Starbucks Corp. 3,722,764
6,874 Tapestry, Inc. 999,892
3,326 Taylor Morrison Home Corp.* 194,571
112,121 Tesla, Inc.* 48,861,211
2,248 Texas Roadhouse, Inc. 406,034
1,731 Thor Industries, Inc. 136,887
37,169 TJX Cos., Inc. (The) 5,751,903
3,213 Toll Brothers, Inc. 445,129
959 TopBuild Corp.* 400,363
18,020 Tractor Supply Co. 568,171
1,488 Ulta Beauty, Inc.* 757,169
1,233 Vail Resorts, Inc.
(a)
164,729
12,615 VF Corp. 216,726
4,351 Viking Holdings Ltd.* 400,771
3,324 Wayfair, Inc., Class A* 240,192
3,908 Williams-Sonoma, Inc. 795,552
953 Wingstop, Inc. 149,583
2,483 Wyndham Hotels & Resorts, Inc. 199,286
2,850 Wynn Resorts Ltd. 288,477
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
11,613 Yum China Holdings, Inc.
(China) $ 492,740
9,396 Yum! Brands, Inc. 1,390,138
236,502,256
Consumer Staples – 4.3%
12,054 Albertsons Cos., Inc., Class A 188,163
56,148 Altria Group, Inc. 3,906,778
16,057 Archer-Daniels-Midland Co. 1,281,027
4,456 BJ's Wholesale Club Holdings,
Inc.* 380,008
1,669 Brown-Forman Corp., Class A 44,613
9,667 Brown-Forman Corp., Class B 248,635
4,505 Bunge Global SA 555,467
6,539 Campbell's Company (The)
(a)
138,038
1,256 Casey's General Stores, Inc. 963,528
6,156 Celsius Holdings, Inc.* 204,810
8,014 Church & Dwight Co., Inc. 766,379
4,212 Clorox Co. (The) 379,164
130,024 Coca-Cola Co. (The) 10,273,196
1,720 Coca-Cola Consolidated, Inc. 298,007
26,921 Colgate-Palmolive Co. 2,426,390
16,277 Conagra Brands, Inc. 216,159
5,243 Constellation Brands, Inc., Class
A 727,833
14,890 Costco Wholesale Corp. 14,239,605
5,353 Darling Ingredients, Inc.* 316,362
7,461 Dollar General Corp. 825,261
6,291 Dollar Tree, Inc.* 732,524
8,297 Estee Lauder Cos., Inc. (The),
Class A 738,018
18,089 General Mills, Inc. 611,589
5,057 Hershey Co. (The) 981,210
9,960 Hormel Foods Corp. 231,371
2,201 Ingredion, Inc. 223,269
3,550 J M Smucker Co. (The) 366,360
65,096 Kenvue, Inc. 1,124,859
43,200 Keurig Dr Pepper, Inc. 1,297,296
11,115 Kimberly-Clark Corp. 1,084,824
29,398 Kraft Heinz Co. (The) 705,846
19,002 Kroger Co. (The) 1,180,974
4,860 Lamb Weston Holdings, Inc. 209,855
5,887 Maplebear, Inc.* 234,303
8,669 McCormick & Co., Inc. 410,651
5,632 Molson Coors Beverage Co.,
Class B
(a)
222,633
43,028 Mondelez International, Inc.,
Class A 2,632,023
23,603 Monster Beverage Corp.* 2,078,952
45,914 PepsiCo, Inc. 6,620,340
5,265 Performance Food Group Co.* 516,970
52,249 Philip Morris International, Inc. 9,267,928
1,406 Pilgrim's Pride Corp. 39,804
1,467 Post Holdings, Inc.* 134,729
8,680 Primo Brands Corp., Class A 215,264
78,030 Procter & Gamble Co. (The) 11,201,987
1,867 Reynolds Consumer Products,
Inc. 40,458
1,734 Smithfield Foods, Inc. 44,789
3,331 Sprouts Farmers Market, Inc.* 275,207

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
16,262 Sysco Corp. $ 1,232,822
15,191 Target Corp. 1,930,320
9,469 Tyson Foods, Inc., Class A 577,798
7,326 US Foods Holding Corp.* 599,633
145,532 Walmart, Inc. 16,845,329
102,989,358
Energy – 3.2%
11,286 Antero Midstream Corp. 236,555
9,931 Antero Resources Corp.* 355,033
11,859 APA Corp. 432,023
33,398 Baker Hughes Co. 2,133,464
7,071 Cheniere Energy, Inc. 1,589,985
62,832 Chevron Corp. 11,464,327
1,969 Chord Energy Corp. 259,652
40,985 ConocoPhillips 4,671,470
37,137 Devon Energy Corp. 1,652,225
6,137 Diamondback Energy, Inc. 1,175,113
3,435 DT Midstream, Inc. 480,831
18,009 EOG Resources, Inc. 2,402,041
21,115 EQT Corp. 1,159,847
7,290 Expand Energy Corp. 677,824
139,932 Exxon Mobil Corp. 20,326,522
28,242 Halliburton Co. 1,097,202
4,396 Hess Midstream LP, Class A 164,850
4,936 HF Sinclair Corp. 344,977
65,717 Kinder Morgan, Inc. 2,042,484
1,325 Kinetik Holdings, Inc. 60,884
9,951 Marathon Petroleum Corp. 2,475,510
4,027 Matador Resources Co. 215,847
4,440 Noble Corp. PLC 206,371
12,799 NOV, Inc. 255,468
25,937 Occidental Petroleum Corp. 1,468,812
21,118 ONEOK, Inc. 1,772,645
9,502 Ovintiv, Inc. 532,492
25,365 Permian Resources Corp., Class
A 487,769
13,529 Phillips 66 2,379,481
7,856 Range Resources Corp. 305,991
1,620 Scorpio Tankers, Inc. (Monaco) 120,706
50,459 SLB Ltd. 2,752,539
7,168 Targa Resources Corp. 1,828,342
13,443 TechnipFMC PLC (United
Kingdom) 919,770
1,916 Texas Pacific Land Corp. 752,988
32,207 Transocean Ltd.* 199,361
10,074 Valero Energy Corp. 2,466,317
17,211 Venture Global, Inc., Class A 207,221
6,350 Viper Energy, Inc., Class A 288,925
2,379 Weatherford International PLC 246,560
40,957 Williams Cos., Inc. (The) 2,923,920
75,534,344
Financials – 11.0%
877 Affiliated Managers Group, Inc. 265,599
8,279 Affirm Holdings, Inc.* 609,748
15,620 Aflac, Inc. 1,756,000
36,335 AGNC Investment Corp. REIT 378,247
8,736 Allstate Corp. (The) 1,800,402
9,440 Ally Financial, Inc. 404,126
18,132 American Express Co. 5,738,234
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
2,440 American Financial Group, Inc. $ 316,712
18,133 American International Group,
Inc. 1,346,013
3,117 Ameriprise Financial, Inc. 1,389,278
24,118 Annaly Capital Management,
Inc. REIT 526,978
6,488 Aon PLC, Class A 2,050,597
14,275 Apollo Global Management, Inc. 1,837,335
11,568 Arch Capital Group Ltd.* 1,033,485
7,103 Ares Management Corp., Class A 912,736
8,641 Arthur J Gallagher & Co. 1,737,792
1,682 Assurant, Inc. 418,599
2,507 Axis Capital Holdings Ltd. 237,990
209,047 Bank of America Corp. 10,786,825
23,053 Bank of New York Mellon Corp.
(The) 3,214,280
3,640 Bank OZK 176,140
46,511 Berkshire Hathaway, Inc., Class
B* 22,068,539
5,183 Blackrock, Inc. 5,425,979
24,802 Blackstone, Inc. 2,901,090
17,910 Block, Inc.* 1,356,145
21,249 Blue Owl Capital, Inc. 218,440
765 BOK Financial Corp. 97,951
9,802 Brown & Brown, Inc. 551,363
1,870 Bullish (Cayman Islands)* 65,282
20,760 Capital One Financial Corp. 3,901,427
7,733 Carlyle Group, Inc. (The) 351,310
3,525 Cboe Global Markets, Inc. 1,175,799
55,514 Charles Schwab Corp. (The) 4,849,148
7,740 Chime Financial, Inc., Class A* 143,964
12,184 Chubb Ltd. 3,798,118
5,230 Cincinnati Financial Corp. 823,307
58,751 Citigroup, Inc. 7,396,751
14,368 Citizens Financial Group, Inc. 894,552
12,014 CME Group, Inc. 3,286,310
757 CNA Financial Corp. 31,839
7,230 Coinbase Global, Inc., Class A* 1,366,687
9,941 Columbia Banking System, Inc. 294,651
4,375 Commerce Bancshares, Inc. 228,463
9,955 Corebridge Financial, Inc. 268,785
2,248 Corpay, Inc.* 813,326
187 Credit Acceptance Corp.* 107,271
2,020 Cullen/Frost Bankers, Inc. 273,750
4,634 East West Bancorp, Inc. 567,850
9,638 Equitable Holdings, Inc. 398,531
862 Erie Indemnity Co., Class A 183,666
3,118 Essent Group Ltd. 180,501
1,224 Evercore, Inc., Class A 417,213
1,337 Everest Group Ltd. 433,228
1,294 FactSet Research Systems, Inc. 317,638
8,658 Fidelity National Financial, Inc. 409,956
17,596 Fidelity National Information
Services, Inc. 756,452
30,531 Fifth Third Bancorp 1,524,413
5,103 Figure Technology Solutions,
Inc., Class A* 180,391
3,337 First American Financial Corp. 221,010
318 First Citizens BancShares, Inc.,
Class A 632,982

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
16,034 First Horizon Corp. $ 388,504
1,209 FirstCash Holdings, Inc. 265,871
18,170 Fiserv, Inc.* 1,027,695
10,560 Franklin Resources, Inc. 327,571
592 Freedom Holding Corp.
(Kazakhstan)*
(a)
84,549
6,309 Galaxy Digital, Inc., Class A* 186,620
4,284 Glacier Bancorp, Inc. 203,704
8,056 Global Payments, Inc. 608,309
2,657 Globe Life, Inc. 407,159
9,920 Goldman Sachs Group, Inc.
(The)
(b)
10,173,555
1,389 Hamilton Lane, Inc., Class A 121,024
1,189 Hanover Insurance Group, Inc.
(The) 221,392
9,233 Hartford Insurance Group, Inc.
(The) 1,173,791
1,850 Houlihan Lokey, Inc. 262,071
68,311 Huntington Bancshares, Inc. 1,117,568
14,299 Interactive Brokers Group, Inc.,
Class A 1,243,584
18,879 Intercontinental Exchange, Inc. 2,791,260
10,995 Invesco Ltd. 312,918
2,482 Jack Henry & Associates, Inc. 338,346
2,283 Jackson Financial, Inc., Class A 235,400
4,150 Janus Henderson Group PLC 214,597
5,506 Jefferies Financial Group, Inc. 290,276
90,337 JPMorgan Chase & Co. 27,038,768
31,440 KeyCorp 670,615
761 Kinsale Capital Group, Inc. 231,930
22,862 KKR & Co., Inc. 2,193,380
6,475 Klarna Group PLC (United
Kingdom)*
(a)
118,428
3,155 Lazard, Inc. 149,326
6,403 Lincoln National Corp. 225,962
5,790 Loews Corp. 599,555
2,726 LPL Financial Holdings, Inc. 746,297
5,046 M&T Bank Corp. 1,090,491
424 Markel Group, Inc.* 769,810
1,243 MarketAxess Holdings, Inc. 161,640
16,237 Marsh & McLennan Cos., Inc. 2,597,433
26,597 Mastercard, Inc., Class A 13,138,386
18,532 MetLife, Inc. 1,532,411
5,188 Moody's Corp. 2,351,461
40,844 Morgan Stanley 8,495,552
792 Morningstar, Inc. 144,160
2,401 MSCI, Inc. 1,515,943
14,254 Nasdaq, Inc. 1,318,780
6,285 Northern Trust Corp. 1,039,853
11,742 Old National Bancorp 281,925
7,844 Old Republic International Corp. 292,032
4,010 OneMain Holdings, Inc. 221,793
30,050 PayPal Holdings, Inc. 1,344,738
5,077 Pinnacle Financial Partners, Inc. 496,226
13,512 PNC Financial Services Group,
Inc. (The) 2,987,773
2,162 Popular, Inc. (Puerto Rico) 321,122
1,075 Primerica, Inc. 290,218
7,350 Principal Financial Group, Inc. 761,607
19,645 Progressive Corp. (The) 3,740,408
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
3,139 Prosperity Bancshares, Inc. $ 216,465
11,678 Prudential Financial, Inc. 1,175,274
6,067 Raymond James Financial, Inc. 870,069
29,287 Regions Financial Corp. 820,036
2,240 Reinsurance Group of America,
Inc. 449,658
1,400 RenaissanceRe Holdings Ltd.
(Bermuda) 392,490
18,101 Rithm Capital Corp. REIT 168,701
2,846 RLI Corp. 142,414
25,627 Robinhood Markets, Inc., Class
A* 2,416,626
31,248 Rocket Cos., Inc., Class A* 453,409
3,622 Ryan Specialty Holdings, Inc. 115,361
10,034 S&P Global, Inc. 4,254,416
3,156 SEI Investments Co. 277,349
2,056 Selective Insurance Group, Inc. 177,926
2,280 Shift4 Payments, Inc., Class A*
(a)
101,597
6,453 SLM Corp. 142,740
42,406 SoFi Technologies, Inc.* 772,637
3,340 SouthState Bank Corp. 316,465
11,920 Starwood Property Trust, Inc.
REIT 203,594
9,415 State Street Corp. 1,465,351
2,269 StepStone Group, Inc., Class A 111,884
5,053 Stifel Financial Corp. 354,468
2,288 StoneX Group, Inc.* 259,345
11,848 Synchrony Financial 846,421
7,336 T. Rowe Price Group, Inc. 766,832
15,889 Toast, Inc., Class A* 413,591
4,559 TPG, Inc. 194,077
3,984 Tradeweb Markets, Inc., Class A 399,396
7,299 Travelers Cos., Inc. (The) 2,130,505
41,936 Truist Financial Corp. 2,021,735
2,454 UMB Financial Corp. 322,112
4,651 United Bankshares, Inc. 201,900
5,024 Unum Group 418,148
50,399 US Bancorp 2,764,385
6,118 UWM Holdings Corp. 18,721
16,003 Valley National Bancorp 220,361
2,747 Virtu Financial, Inc., Class A 137,762
56,479 Visa, Inc., Class A 18,432,486
3,149 Voya Financial, Inc. 255,762
10,094 W R Berkley Corp. 641,373
5,420 Webster Financial Corp. 394,142
103,634 Wells Fargo & Co. 8,035,780
3,698 Western Alliance Bancorp 294,546
1,085 WEX, Inc.* 157,282
3,246 Willis Towers Watson PLC 810,429
2,231 Wintrust Financial Corp. 335,163
4,914 Zions Bancorp NA 306,879
260,893,044
Health Care – 8.5%
58,244 Abbott Laboratories 4,985,686
59,405 AbbVie, Inc. 12,933,657
9,619 Agilent Technologies, Inc. 1,303,663
2,326 Align Technology, Inc.* 406,934
4,452 Alnylam Pharmaceuticals, Inc.* 1,344,415
18,054 Amgen, Inc. 6,080,407

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
3,929 Arrowhead Pharmaceuticals,
Inc.* $ 306,108
22,543 Avantor, Inc.* 205,592
1,314 Axsome Therapeutics, Inc.* 308,107
1,392 Bausch + Lomb Corp.* 21,785
17,536 Baxter International, Inc. 329,326
9,679 Becton Dickinson & Co. 1,423,975
4,988 Biogen, Inc.* 977,648
6,481 BioMarin Pharmaceutical, Inc.* 371,297
618 Bio-Rad Laboratories, Inc., Class
A* 193,113
5,313 Bio-Techne Corp. 274,576
2 Blueprint Medicines Corp.*
(c)
1
49,757 Boston Scientific Corp.* 2,403,761
4,130 Bridgebio Pharma, Inc.* 273,654
4,331 BrightSpring Health Services,
Inc.* 267,136
68,349 Bristol-Myers Squibb Co. 3,908,196
3,542 Bruker Corp. 208,588
7,905 Cardinal Health, Inc. 1,555,704
3,919 Caris Life Sciences, Inc.* 65,526
5,898 Cencora, Inc. 1,588,685
16,673 Centene Corp.* 993,711
1,663 Charles River Laboratories
International, Inc.* 300,521
476 Chemed Corp. 202,971
8,692 Cigna Group (The) 2,411,161
6,622 Cooper Cos., Inc. (The)* 405,333
42,728 CVS Health Corp. 3,887,393
3,973 Cytokinetics, Inc.* 304,968
21,156 Danaher Corp. 3,864,567
1,198 DaVita, Inc.* 232,843
13,222 Dexcom, Inc.* 974,990
19,358 Edwards Lifesciences Corp.* 1,673,886
16,853 Elanco Animal Health, Inc.* 401,944
7,398 Elevance Health, Inc. 2,908,820
28,384 Eli Lilly & Co. 31,364,320
3,356 Encompass Health Corp. 355,233
1,905 Ensign Group, Inc. (The) 319,373
7,764 Exelixis, Inc.* 391,927
15,482 GE HealthCare Technologies,
Inc. 965,148
41,644 Gilead Sciences, Inc. 5,598,203
1,904 Glaukos Corp.* 196,778
4,563 Globus Medical, Inc., Class A* 373,618
4,218 Guardant Health, Inc.* 547,032
3,945 Halozyme Therapeutics, Inc.* 262,500
5,343 HCA Healthcare, Inc. 2,022,539
2,902 HealthEquity, Inc.* 255,347
3,348 Henry Schein, Inc.* 256,390
6,345 Hims & Hers Health, Inc.* 165,922
4,030 Humana, Inc. 1,230,843
2,676 IDEXX Laboratories, Inc.* 1,508,006
5,187 Illumina, Inc.* 845,274
12,568 ImmunityBio, Inc.*
(a)
94,511
5,569 Incyte Corp.* 538,745
7,122 Insmed, Inc.* 761,413
2,394 Insulet Corp.* 346,986
11,878 Intuitive Surgical, Inc.* 5,043,874
5,410 Ionis Pharmaceuticals, Inc.* 413,865
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
5,743 IQVIA Holdings, Inc.* $ 1,046,432
2,021 Jazz Pharmaceuticals PLC* 477,946
80,952 Johnson & Johnson 18,240,914
799 Krystal Biotech, Inc.* 246,915
2,810 Labcorp Holdings, Inc. 730,769
536 Madrigal Pharmaceuticals, Inc.* 266,537
1,538 Masimo Corp.* 274,456
4,112 McKesson Corp. 3,052,913
10,564 Medline, Inc., Class A* 386,220
764 Medpace Holdings, Inc.* 341,592
43,141 Medtronic PLC 3,184,237
83,053 Merck & Co., Inc. 9,860,052
680 Mettler-Toledo International,
Inc.* 802,794
11,519 Moderna, Inc.* 543,582
1,734 Molina Healthcare, Inc.* 301,022
4,552 Natera, Inc.* 1,016,780
3,359 Neurocrine Biosciences, Inc.* 531,730
1,767 Nuvalent, Inc., Class A* 195,059
1,258 Penumbra, Inc.* 400,421
191,061 Pfizer, Inc. 5,001,977
867 Praxis Precision Medicines, Inc.* 303,424
3,728 Quest Diagnostics, Inc. 726,587
3,392 Regeneron Pharmaceuticals, Inc. 2,085,334
1,788 Repligen Corp.* 221,623
4,898 ResMed, Inc. 933,412
6,190 REVOLUTION Medicines, Inc.* 974,801
3,883 Revvity, Inc. 405,968
14,872 Roivant Sciences Ltd.* 446,011
13,138 Royalty Pharma PLC, Class A 732,575
5,011 Solventum Corp.* 375,574
3,357 STERIS PLC 714,135
11,577 Stryker Corp. 3,532,027
4,934 Summit Therapeutics, Inc.* 86,542
1,508 Teleflex, Inc. 193,989
3,384 Tempus AI, Inc., Class A* 170,790
2,920 Tenet Healthcare Corp.* 511,934
12,469 Thermo Fisher Scientific, Inc. 6,141,107
1,348 United Therapeutics Corp.* 750,593
30,452 UnitedHealth Group, Inc. 11,581,200
1,773 Universal Health Services, Inc.,
Class B 259,053
4,795 Vaxcyte, Inc.* 246,463
5,113 Veeva Systems, Inc., Class A* 891,400
8,529 Vertex Pharmaceuticals, Inc.* 3,817,069
38,869 Viatris, Inc. 632,010
3,343 Waters Corp.* 1,282,275
4,121 Waystar Holding Corp.* 82,049
2,464 West Pharmaceutical Services,
Inc. 795,404
6,780 Zimmer Biomet Holdings, Inc. 558,197
14,180 Zoetis, Inc. 1,101,644
201,614,033
Industrials – 9.7%
17,653 3M Co. 2,703,204
3,803 A O Smith Corp. 215,706
2,135 AAON, Inc. 299,327
1,050 Acuity, Inc. 320,366

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
2,276 Advanced Drainage Systems,
Inc. $ 316,728
4,436 AECOM 307,725
5,361 AerCap Holdings NV (Ireland) 747,270
1,085 AeroVironment, Inc.* 224,855
2,078 AGCO Corp. 233,318
3,955 Alaska Air Group, Inc.* 182,009
2,930 Allegion PLC 381,105
2,789 Allison Transmission Holdings,
Inc. 316,635
4,943 Amentum Holdings, Inc.* 114,826
22,443 American Airlines Group, Inc.* 328,566
7,748 AMETEK, Inc. 1,749,886
12,394 API Group Corp.* 508,154
1,249 Applied Industrial Technologies,
Inc. 379,459
448 Argan, Inc. 298,825
1,470 Armstrong World Industries, Inc. 232,113
4,588 ATI, Inc.* 803,634
13,513 Automatic Data Processing, Inc. 2,997,724
575 Avis Budget Group, Inc.* 101,108
2,509 Axon Enterprise, Inc.* 1,125,839
8,975 Bloom Energy Corp., Class A* 2,557,875
25,403 Boeing Co. (The)* 5,871,903
4,175 Booz Allen Hamilton Holding
Corp. 330,577
3,935 Broadridge Financial Solutions,
Inc. 604,888
3,704 Builders FirstSource, Inc.* 282,467
3,110 BWX Technologies, Inc. 609,187
3,978 C.H. Robinson Worldwide, Inc. 710,670
754 CACI International, Inc., Class
A* 387,187
1,386 Carlisle Cos., Inc. 477,907
1,658 Carpenter Technology Corp. 777,569
26,402 Carrier Global Corp. 1,686,296
2,130 Casella Waste Systems, Inc.,
Class A* 175,022
15,704 Caterpillar, Inc. 13,754,663
1,534 Chart Industries, Inc.* 318,796
11,424 Cintas Corp. 1,956,474
1,682 Clean Harbors, Inc.* 472,692
30,137 CNH Industrial NV 307,699
1,168 Comfort Systems USA, Inc. 2,135,349
28,737 Copart, Inc.* 941,712
3,516 Core & Main, Inc., Class A* 173,866
1,666 Crane Co. 304,878
62,766 CSX Corp. 2,840,789
4,627 Cummins, Inc. 2,991,957
1,240 Curtiss-Wright Corp. 927,036
8,288 Deere & Co. 4,493,588
22,016 Delta Air Lines, Inc. 1,815,880
3,910 Donaldson Co., Inc. 320,112
4,531 Dover Corp. 957,672
957 Dycom Industries, Inc.* 488,070
12,982 Eaton Corp. PLC 5,200,589
1,478 EMCOR Group, Inc. 1,222,040
18,821 Emerson Electric Co. 2,706,836
4,124 Equifax, Inc. 683,718
1,952 Esab Corp. 180,423
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
867 ESCO Technologies, Inc. $ 253,077
5,337 ExlService Holdings, Inc.* 154,933
4,505 Expeditors International of
Washington, Inc. 711,745
38,844 Fastenal Co. 1,716,905
2,021 Federal Signal Corp. 215,641
7,348 FedEx Corp. 3,025,539
6,218 Ferguson Enterprises, Inc. 1,405,081
4,322 Flowserve Corp. 326,354
4,861 Fluor Corp.* 222,439
2,163 Forgent Power Solutions, Inc.* 118,230
10,398 Fortive Corp. 606,411
4,067 Fortune Brands Innovations, Inc. 158,369
3,446 FTAI Aviation Ltd. 897,132
1,030 FTI Consulting, Inc.* 157,775
1,171 GATX Corp. 197,993
9,029 GE Vernova, Inc. 8,742,961
1,997 Generac Holdings, Inc.* 554,986
7,466 General Dynamics Corp. 2,589,358
35,134 General Electric Co. 11,374,984
5,448 Genpact Ltd. 179,512
5,679 Graco, Inc. 428,481
3,840 GXO Logistics, Inc.* 192,422
1,411 HEICO Corp. 491,282
2,595 HEICO Corp., Class A 674,207
2,545 Hexcel Corp. 228,516
21,363 Honeywell International, Inc. 5,081,403
13,332 Howmet Aerospace, Inc. 3,442,989
1,821 Hubbell, Inc. 862,444
1,312 Huntington Ingalls Industries,
Inc. 404,319
2,571 IDEX Corp. 542,044
652 IES Holdings, Inc.* 442,284
9,615 Illinois Tool Works, Inc. 2,377,597
13,321 Ingersoll Rand, Inc. 954,316
2,902 ITT, Inc. 565,890
2,531 J.B. Hunt Transport Services, Inc. 699,644
3,962 Jacobs Solutions, Inc. 474,885
1,743 JBT Marel Corp. 234,242
20,002 Joby Aviation, Inc.* 238,024
20,624 Johnson Controls International
PLC 2,764,853
2,607 Karman Holdings, Inc.* 149,903
4,293 KBR, Inc. 150,040
1,807 Kirby Corp.* 254,046
5,382 Knight-Swift Transportation
Holdings, Inc. 407,041
6,202 Kratos Defense & Security
Solutions, Inc.* 397,734
6,255 L3Harris Technologies, Inc. 1,971,451
4,309 Leidos Holdings, Inc. 550,690
1,068 Lennox International, Inc. 536,307
1,784 Leonardo DRS, Inc. 86,988
1,834 Lincoln Electric Holdings, Inc. 474,071
766 Loar Holdings, Inc.* 49,392
7,729 Lockheed Martin Corp. 4,099,848
12,623 Lyft, Inc., Class A* 178,111
6,839 Masco Corp. 480,440
2,133 MasTec, Inc.* 807,063
1,447 Middleby Corp. (The)* 224,299

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,687 Modine Manufacturing Co.* $ 470,521
946 Moog, Inc., Class A 340,532
1,263 MSA Safety, Inc. 209,405
1,457 MSC Industrial Direct Co., Inc.,
Class A 159,498
3,563 Mueller Industries, Inc. 458,202
4,563 Nextpower, Inc., Class A* 713,653
1,787 Nordson Corp. 513,459
7,578 Norfolk Southern Corp. 2,310,987
4,758 Northrop Grumman Corp. 2,681,989
5,455 nVent Electric PLC 910,930
6,203 Old Dominion Freight Line, Inc. 1,396,605
2,121 Oshkosh Corp. 275,730
13,169 Otis Worldwide Corp. 932,892
2,725 Owens Corning 342,860
17,442 PACCAR, Inc. 1,925,074
4,272 Parker-Hannifin Corp. 3,608,259
1,585 Parsons Corp.* 93,674
10,892 Paychex, Inc. 1,056,306
1,393 Paycom Software, Inc. 194,560
1,471 Paylocity Holding Corp.* 169,062
5,601 Pentair PLC 396,775
9,283 Planet Labs PBC* 474,733
960 Powell Industries, Inc. 273,043
1,810 Primoris Services Corp. 227,662
4,971 Quanta Services, Inc. 3,538,010
22,145 QXO, Inc.*
(a)
382,001
1,064 RBC Bearings, Inc.* 608,565
2,242 Regal Rexnord Corp. 452,346
6,852 Republic Services, Inc. 1,373,415
18,055 Rocket Lab Corp.* 2,590,531
3,817 Rockwell Automation, Inc. 1,721,696
10,120 Rollins, Inc. 481,712
45,101 RTX Corp. 8,102,846
1,293 Ryder System, Inc. 324,349
909 Saia, Inc.* 429,384
1,466 Science Applications
International Corp. 152,757
1,404 Simpson Manufacturing Co., Inc. 266,395
1,510 SiteOne Landscape Supply, Inc.* 163,986
1,732 Snap-on, Inc. 642,936
14,796 Southwest Airlines Co. 635,488
1,624 SPX Technologies, Inc.* 351,856
7,283 SS&C Technologies Holdings,
Inc. 491,748
7,497 StandardAero, Inc.* 214,714
5,241 Stanley Black & Decker, Inc. 416,240
1,007 Sterling Infrastructure, Inc.* 866,866
13,867 Sunbelt Rentals Holdings, Inc. 1,082,319
2,051 Symbotic, Inc.* 95,218
8,874 Tetra Tech, Inc. 243,946
5,891 Textron, Inc. 540,558
2,115 Timken Co. (The) 270,678
3,280 Toro Co. (The) 294,806
7,422 Trane Technologies PLC 3,349,549
1,856 TransDigm Group, Inc. 2,335,442
6,677 TransUnion 477,806
66,686 Uber Technologies, Inc.* 4,694,694
2,010 UFP Industries, Inc. 162,810
288 U-Haul Holding Co.* 16,672
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
3,447 U-Haul Holding Co. $ 179,313
2,576 UL Solutions, Inc., Class A 256,312
19,901 Union Pacific Corp. 5,226,799
10,989 United Airlines Holdings, Inc.* 1,261,537
25,141 United Parcel Service, Inc.,
Class B 2,682,293
2,126 United Rentals, Inc. 2,116,794
652 Valmont Industries, Inc. 338,916
8,167 Veralto Corp. 671,572
4,710 Verisk Analytics, Inc. 824,203
11,664 Vertiv Holdings Co., Class A 3,682,441
765 Vicor Corp.* 256,153
1,440 W.W. Grainger, Inc. 1,777,306
13,533 Waste Management, Inc. 2,861,688
1,188 Watsco, Inc. 436,115
929 Watts Water Technologies, Inc.,
Class A 287,042
1,502 WESCO International, Inc. 542,477
5,719 Westinghouse Air Brake
Technologies Corp. 1,493,574
2,004 Woodward, Inc. 701,460
3,894 XPO, Inc.* 834,290
8,288 Xylem, Inc. 907,868
4,768 Zurn Elkay Water Solutions
Corp. 224,096
225,552,459
Information Technology – 36.8%
20,632 Accenture PLC, Class A 3,859,628
13,453 Adobe, Inc.* 3,487,152
1,265 Advanced Energy Industries, Inc. 382,258
54,402 Advanced Micro Devices, Inc.* 28,076,872
4,803 Akamai Technologies, Inc.* 718,241
4,196 Allegro MicroSystems, Inc.
(Japan)* 200,863
3,609 Amdocs Ltd. 227,259
3,896 Amkor Technology, Inc. 271,006
40,684 Amphenol Corp., Class A 6,052,152
16,367 Analog Devices, Inc. 6,773,483
764 Appfolio, Inc., Class A* 123,134
480,175 Apple, Inc. 149,843,411
8,544 Applied Digital Corp.* 403,960
26,578 Applied Materials, Inc. 11,961,695
2,449 Applied Optoelectronics, Inc.* 387,946
8,508 AppLovin Corp., Class A* 5,216,170
34,668 Arista Networks, Inc.* 5,528,506
1,724 Arrow Electronics, Inc.* 370,022
4,468 Astera Labs, Inc.* 1,531,854
5,654 Atlassian Corp., Class A* 608,427
41,158 Aurora Innovation, Inc.* 302,100
7,132 Autodesk, Inc.* 1,649,703
1,007 Badger Meter, Inc. 124,767
5,557 Bentley Systems, Inc., Class B 181,381
14,450 BitMine Immersion
Technologies, Inc.
(a)
278,452
155,934 Broadcom, Inc. 69,666,633
9,248 Cadence Design Systems, Inc.* 3,467,353
4,418 CDW Corp. 554,238
4,750 Ciena Corp.* 2,756,093
6,611 Circle Internet Group, Inc.* 747,043

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
1,717 Cirrus Logic, Inc.* $ 291,804
132,838 Cisco Systems, Inc. 15,996,352
9,486 Clearwater Analytics Holdings,
Inc., Class A* 230,889
10,549 Cloudflare, Inc., Class A* 2,550,959
5,601 Cognex Corp. 368,826
16,054 Cognizant Technology Solutions
Corp., Class A 895,091
6,286 Coherent Corp.* 2,272,200
8,201 CoreWeave, Inc., Class A* 898,256
26,058 Corning, Inc. 4,720,667
5,425 Credo Technology Group
Holding Ltd.* 1,280,463
8,357 Crowdstrike Holdings, Inc.,
Class A* 6,108,967
10,726 Datadog, Inc., Class A* 2,653,076
9,421 Dell Technologies, Inc., Class C 3,965,393
2,198 DigitalOcean Holdings, Inc.* 342,778
6,850 Docusign, Inc.* 359,762
2,095 Dolby Laboratories, Inc., Class A 116,922
5,534 Dropbox, Inc., Class A* 148,754
12,041 D-Wave Quantum, Inc.
(Canada)* 362,916
10,067 Dynatrace, Inc.* 428,754
3,000 Elastic NV* 194,100
4,354 Enphase Energy, Inc.* 297,639
5,124 Entegris, Inc. 711,160
1,888 EPAM Systems, Inc.* 193,445
10,583 Everpure, Inc., Class A* 841,454
1,904 F5, Inc.* 730,089
1,214 Fabrinet (Thailand)* 794,150
788 Fair Isaac Corp.* 985,465
8,760 Figma, Inc., Class A* 223,380
3,468 First Solar, Inc.* 1,063,948
12,353 Flex Ltd.* 1,862,585
2,592 FormFactor, Inc.* 322,937
20,947 Fortinet, Inc.* 2,890,058
2,399 Gartner, Inc.* 389,118
18,698 Gen Digital, Inc. 482,221
2,612 GLOBALFOUNDRIES, Inc.* 208,882
4,339 GoDaddy, Inc., Class A* 372,416
2,707 Guidewire Software, Inc.* 413,278
44,721 Hewlett Packard Enterprise Co. 1,924,792
31,150 HP, Inc. 842,296
1,723 HubSpot, Inc.* 380,146
148,408 Intel Corp.* 17,019,429
871 InterDigital, Inc. 219,570
31,506 International Business Machines
Corp. 9,382,487
9,038 Intuit, Inc. 2,996,368
12,157 IonQ, Inc.* 876,155
3,492 Jabil, Inc. 1,273,044
5,782 Keysight Technologies, Inc.* 1,956,224
4,401 KLA Corp. 8,457,446
4,350 Klaviyo, Inc., Class A* 68,904
41,872 Lam Research Corp. 13,322,833
4,580 Lattice Semiconductor Corp.* 673,626
835 Littelfuse, Inc. 389,836
2,397 Lumentum Holdings, Inc.* 2,049,339
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
2,125 MACOM Technology Solutions
Holdings, Inc.* $ 774,860
2,037 Manhattan Associates, Inc.* 305,652
29,337 Marvell Technology, Inc. 6,014,085
17,926 Microchip Technology, Inc. 1,696,696
37,803 Micron Technology, Inc. 36,706,713
246,075 Microsoft Corp. 110,792,808
2,113 MKS, Inc. 685,161
2,685 MongoDB, Inc.* 900,952
1,586 Monolithic Power Systems, Inc. 2,484,009
5,548 Motorola Solutions, Inc. 2,237,397
6,687 NetApp, Inc. 1,165,477
8,562 Nutanix, Inc., Class A* 445,823
784,195 NVIDIA Corp. 165,574,932
8,483 NXP Semiconductors NV
(Netherlands) 2,726,012
5,705 Okta, Inc.* 703,255
13,287 ON Semiconductor Corp.* 1,602,678
1,659 Onto Innovation, Inc.* 428,420
56,473 Oracle Corp. 12,750,474
71,430 Palantir Technologies, Inc., Class
A* 11,181,652
27,235 Palo Alto Networks, Inc.* 7,671,827
2,772 Pegasystems, Inc. 99,044
4,191 Procore Technologies, Inc.* 207,413
4,058 PTC, Inc.* 562,966
7,089 Qnity Electronics, Inc. 1,105,884
3,174 Qorvo, Inc.* 328,699
35,850 QUALCOMM, Inc. 8,999,067
3,651 Rambus, Inc.* 531,075
10,861 Rigetti Computing, Inc.* 277,390
11,144 Riot Platforms, Inc.* 302,114
3,445 Roper Technologies, Inc. 1,121,451
4,641 Rubrik, Inc., Class A* 364,922
2,380 SailPoint, Inc.* 44,815
30,104 Salesforce, Inc. 5,752,874
10,651 Samsara, Inc., Class A* 372,679
4,608 Sandisk Corp.* 7,810,468
1,781 Sanmina Corp.* 462,579
7,308 Seagate Technology Holdings
PLC 6,429,578
3,109 Semtech Corp.* 474,247
10,568 SentinelOne, Inc., Class A* 174,900
35,198 ServiceNow, Inc.* 4,377,575
1,691 ServiceTitan, Inc., Class A* 122,361
742 SiTime Corp.* 526,968
5,127 Skyworks Solutions, Inc. 399,137
11,245 Snowflake, Inc.* 2,873,660
10,941 Strategy, Inc.* 1,740,604
17,443 Super Micro Computer, Inc.* 803,948
6,400 Synopsys, Inc.* 3,043,968
2,405 TD SYNNEX Corp. 628,378
9,941 TE Connectivity PLC
(Switzerland) 2,121,509
1,559 Teledyne Technologies, Inc.* 966,315
5,299 Teradyne, Inc. 1,983,469
9,116 Terawulf, Inc.* 233,005
30,465 Texas Instruments, Inc. 9,312,541
8,008 Trimble, Inc.* 451,731
3,409 TTM Technologies, Inc.* 592,212

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
4,839 Twilio, Inc., Class A* $ 922,507
1,463 Tyler Technologies, Inc.* 458,138
141 Ubiquiti, Inc. 82,324
13,880 UiPath, Inc., Class A* 162,674
10,724 Unity Software, Inc.* 326,760
1,502 Universal Display Corp. 138,364
2,674 VeriSign, Inc. 763,106
4,033 Viasat, Inc.* 325,140
7,479 Viavi Solutions, Inc.* 363,180
5,048 Vontier Corp. 143,262
11,363 Western Digital Corp. 6,036,139
7,000 Workday, Inc., Class A* 1,023,330
1,664 Zebra Technologies Corp., Class
A* 405,400
8,985 Zoom Communications, Inc.* 912,786
3,260 Zscaler, Inc.* 455,520
869,520,510
Materials – 2.0%
7,424 Air Products and Chemicals, Inc. 2,068,475
3,985 Albemarle Corp. 703,034
8,800 Alcoa Corp. 683,232
15,738 Amcor PLC 610,949
17,221 Amrize Ltd.* 936,650
17,061 Anglogold Ashanti PLC
(Australia) 1,652,187
2,243 AptarGroup, Inc. 259,851
1,131 Aura Minerals, Inc. 87,392
2,609 Avery Dennison Corp. 415,014
7,297 Axalta Coating Systems Ltd.* 224,529
9,028 Ball Corp. 493,561
3,447 Celanese Corp. 183,139
5,162 CF Industries Holdings, Inc. 579,951
18,652 Cleveland-Cliffs, Inc.* 253,667
34,076 Coeur Mining, Inc. 658,348
3,737 Commercial Metals Co. 284,199
22,736 Corteva, Inc. 1,779,774
22,454 CRH PLC 2,442,771
3,829 Crown Holdings, Inc. 364,061
24,205 Dow, Inc. 816,919
13,852 DuPont de Nemours, Inc. 670,714
1,062 Eagle Materials, Inc. 234,893
3,926 Eastman Chemical Co. 297,865
8,396 Ecolab, Inc. 2,149,376
7,607 Element Solutions, Inc. 322,765
48,066 Freeport-McMoRan, Inc. 3,158,417
22,490 Hecla Mining Co. 399,647
8,746 International Flavors &
Fragrances, Inc. 665,133
17,838 International Paper Co. 597,038
19,410 James Hardie Industries PLC* 451,865
15,545 Linde PLC 7,736,591
2,156 Louisiana-Pacific Corp. 164,675
8,663 LyondellBasell Industries NV,
Class A 577,389
2,017 Martin Marietta Materials, Inc. 1,173,168
10,775 Mosaic Co. (The) 257,522
4,557 MP Materials Corp.* 294,838
258 NewMarket Corp. 199,584
36,554 Newmont Corp. 4,013,995
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
7,691 Nucor Corp. $ 1,922,750
2,993 Packaging Corp. of America 655,198
7,615 PPG Industries, Inc. 860,343
1,762 Reliance, Inc. 670,917
2,800 Royal Gold, Inc. 628,544
4,343 RPM International, Inc. 460,228
7,692 Sherwin-Williams Co. (The) 2,337,137
17,512 Smurfit Westrock PLC 720,619
5,370 Solstice Advanced Materials, Inc. 452,315
3,101 Southern Copper Corp. (Mexico) 593,221
4,596 Steel Dynamics, Inc. 1,195,649
4,438 Vulcan Materials Co. 1,255,599
1,123 Westlake Corp. 97,510
50,713,208
Real Estate – 2.0%
3,709 Agree Realty Corp. REIT 275,022
5,310 Alexandria Real Estate Equities,
Inc. REIT 263,801
6,324 American Healthcare REIT, Inc.
REIT 309,180
11,704 American Homes 4 Rent, Class
A REIT 375,464
15,647 American Tower Corp. REIT 2,925,363
4,695 AvalonBay Communities, Inc.
REIT 856,884
10,360 Brixmor Property Group, Inc.
REIT 316,602
4,977 BXP, Inc. REIT 298,670
3,423 Camden Property Trust REIT 364,755
7,582 CareTrust REIT, Inc. REIT 309,497
9,972 CBRE Group, Inc., Class A* 1,246,899
14,232 CoStar Group, Inc.* 458,270
14,588 Crown Castle, Inc. REIT 1,334,802
7,756 CubeSmart REIT 310,240
11,642 Digital Realty Trust, Inc. REIT 2,211,980
1,776 EastGroup Properties, Inc. REIT 358,592
3,290 Equinix, Inc. REIT 3,513,852
6,263 Equity LifeStyle Properties, Inc.
REIT 386,866
11,737 Equity Residential REIT 768,187
2,193 Essex Property Trust, Inc. REIT 597,900
7,016 Extra Space Storage, Inc. REIT 1,012,479
2,663 Federal Realty Investment Trust
REIT 318,575
4,461 First Industrial Realty Trust, Inc.
REIT 276,002
9,018 Gaming and Leisure Properties,
Inc. REIT 423,575
11,975 Healthcare Realty Trust, Inc.
REIT 238,542
23,721 Healthpeak Properties, Inc. REIT 454,257
22,987 Host Hotels & Resorts, Inc.
REIT 528,241
19,615 Invitation Homes, Inc. REIT 573,739
9,923 Iron Mountain, Inc. REIT 1,272,625
1,600 Jones Lang LaSalle, Inc.* 451,696
22,609 Kimco Realty Corp. REIT 544,425
2,928 Lamar Advertising Co., Class
A REIT 446,403

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
2,415 Lineage, Inc. REIT $ 107,250
3,983 Mid-America Apartment
Communities, Inc. REIT 514,086
6,420 NNN REIT, Inc. REIT 285,754
9,896 Omega Healthcare Investors, Inc.
REIT 462,737
31,137 Prologis, Inc. REIT 4,467,225
5,357 Public Storage REIT 1,626,867
31,255 Realty Income Corp. REIT 1,915,306
5,581 Regency Centers Corp. REIT 431,690
8,112 Rexford Industrial Realty, Inc.
REIT 287,733
2,099 Ryman Hospitality Properties,
Inc. REIT 241,658
3,577 SBA Communications Corp.
REIT 726,703
10,878 Simon Property Group, Inc.
REIT 2,229,011
6,381 STAG Industrial, Inc. REIT 241,649
4,152 Sun Communities, Inc. REIT 513,436
10,480 UDR, Inc. REIT 386,712
15,918 Ventas, Inc. REIT 1,343,798
36,133 VICI Properties, Inc. REIT 1,019,673
5,406 Vornado Realty Trust REIT 182,453
7,462 W.P. Carey, Inc. REIT 555,322
23,446 Welltower, Inc. REIT 4,814,167
24,819 Weyerhaeuser Co. REIT 608,314
1,701 Zillow Group, Inc., Class A* 60,147
5,922 Zillow Group, Inc., Class C* 207,270
47,252,346
Utilities – 2.1%
24,319 AES Corp. (The) 356,760
8,690 Alliant Energy Corp. 622,291
9,231 Ameren Corp. 996,671
18,157 American Electric Power Co.,
Inc. 2,299,947
6,669 American Water Works Co., Inc. 822,088
5,484 Atmos Energy Corp. 927,509
4,963 Brookfield Renewable Corp.
(Canada)
(a)
198,421
22,072 CenterPoint Energy, Inc. 932,763
3,948 Clearway Energy, Inc., Class C 162,500
10,192 CMS Energy Corp. 739,633
12,143 Consolidated Edison, Inc. 1,282,665
9,752 Constellation Energy Corp. 2,806,138
29,517 Dominion Energy, Inc. 1,975,868
7,036 DTE Energy Co. 1,005,233
26,092 Duke Energy Corp. 3,202,271
13,190 Edison International 922,509
15,174 Entergy Corp. 1,654,725
8,832 Essential Utilities, Inc. 325,813
7,735 Evergy, Inc. 634,579
12,573 Eversource Energy 858,359
34,258 Exelon Corp. 1,563,535
18,678 FirstEnergy Corp. 866,472
1,797 IDACORP, Inc. 252,065
3,129 National Fuel Gas Co. 241,715
69,946 NextEra Energy, Inc. 6,086,002
16,106 NiSource, Inc. 744,419
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
6,975 NRG Energy, Inc. $ 935,208
7,128 OGE Energy Corp. 336,655
5,011 Oklo, Inc.*
(a)
335,136
73,749 PG&E Corp. 1,205,059
4,078 Pinnacle West Capital Corp. 406,740
25,331 PPL Corp. 896,464
16,762 Public Service Enterprise Group,
Inc. 1,318,331
21,949 Sempra 1,956,314
36,918 Southern Co. (The) 3,398,302
1,921 Southwest Gas Holdings, Inc. 165,609
1,556 Talen Energy Corp.* 601,861
7,325 UGI Corp. 255,789
11,321 Vistra Corp. 1,813,964
11,044 WEC Energy Group, Inc. 1,226,436
20,952 Xcel Energy, Inc. 1,665,684
48,998,503
TOTAL COMMON STOCKS
(Cost $544,736,214)
2,360,263,539
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,826,131 3.519% 1,826,131
(Cost $1,826,131)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $546,562,345)
2,362,089,670
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,012,464 3.532% 2,012,464
(Cost $2,012,464)
TOTAL INVESTMENTS – 100.0%
(Cost $548,574,809)
$ 2,364,102,134
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(161,412)
NET ASSETS – 100.0%
$ 2,363,940,722
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded.
Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value.
Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an
Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
For further information regarding security characteristics, see the Schedules of Investments.
(a)
MarketBeta
®
Total International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 7,049,907 $ — $ —
Asia 306,447,615 5,041,279 113,717
Europe 190,955,256 1,033,491 —
North America 77,138,795 — —
Oceania 30,308,135 — —
South America 9,120,600 2,383,967 —
Exchange-Traded Fund 2,488,390 — —
Investment Company 2,865,433 — —
Securities Lending Reinvestment Vehicle 7,377,789 — —
Total
$ 633,751,920 $ 8,458,737 $ 113,717
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 192,966 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
U.S. 1000 Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,270,022 $ — $ —
Europe 7,344,635 — —
North America 2,346,317,567 — 1
Oceania 1,652,187 — —
South America 2,679,127 — —
Investment Company 1,826,131 — —
Securities Lending Reinvestment Vehicle 2,012,464 — —
Total
$ 2,364,102,133 $ — $ 1
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates.
Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Depositary Receipts Risk —
Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Foreign and Emerging Countries Risk —
For the MarketBeta
®
Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk and Sector Risk —
If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Index Risk —
Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology.
The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk —
Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Large Shareholder Transactions Risk –
Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)